Portfolio of Investments
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COLT Mortgage Loan Trust
Series 2019
11/25/2049	2.579%	488,532	488,846
Total Asset-Backed Securities — Agency (Cost $488,529)			488,846

Asset-Backed Securities — Non-Agency 8.0%

Academic Loan Funding Trust(a),(b)
Series 2013-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/26/2044	0.886%	700,086	698,307
ACC Trust(a)
Series 2021-1 Class D
03/22/2027	5.250%	5,200,000	5,181,708
Subordinated Series 2021-1 Class C
12/20/2024	2.080%	2,150,000	2,168,104
American Tower Trust I(a)
Series 13 Class 2A
03/15/2023	3.070%	1,900,000	1,901,973
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class A2A
12/18/2023	0.600%	1,051,523	1,052,263
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-1A Class A
09/20/2023	3.070%	613,000	625,718
Series 2019-3A Class A
03/20/2026	2.360%	1,653,000	1,719,295
Business Jet Securities LLC(a)
Series 2019-1 Class A
07/15/2034	4.212%	2,521,910	2,585,712
Series 2021-1A Class A
04/15/2036	2.162%	2,268,645	2,278,051
Subordinated Series 2021-1 Class B
04/15/2036	2.918%	2,759,084	2,771,218
Capital One Multi-Asset Execution Trust
Series 2021-A2 Class A2
07/15/2030	1.390%	8,089,000	7,983,766
Cars Net Lease Mortgage Notes(a)
Series 2020-1A Class A3
12/15/2050	3.100%	856,775	875,546
Carvana Auto Receivables Trust(a)
Series 2019-2A Class C
06/17/2024	3.000%	4,000,000	4,050,656
Subordinated Series 2019-3A Class D
04/15/2025	3.040%	4,440,000	4,577,312
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Funding Trust(b)
Series 2003-2 Class 2A2
1-month USD LIBOR + 0.560% Floor 0.560% 02/25/2033	0.646%	573,911	555,421
Chase Funding Trust(c)
Series 2003-4 Class 1A5
05/25/2033	5.916%	241,663	246,574
Series 2003-6 Class 1A5
11/25/2034	5.850%	181,518	190,251
College Ave Student Loans LLC(a),(b)
Series 2017-A Class A1
1-month USD LIBOR + 1.650% Floor 1.650% 11/26/2046	1.736%	893,328	911,715
College Ave Student Loans LLC(a)
Series 2021-A Class A2
07/25/2051	1.600%	3,290,991	3,276,080
College Ave. Student Loans LLC(a)
Series 2018-A Class A2
12/26/2047	4.130%	529,104	556,125
Series 2019-A Class A2
12/28/2048	3.280%	1,243,365	1,277,494
Conix Mortgage Asset Trust(a),(d),(e),(f)
Series 2013-1 Class A
12/25/2047	0.000%	1,078,519	17,041
Consumer Receivables Asset Investment Trust(a),(b),(f)
Series 2021-1 Class A1X
3-month USD LIBOR + 3.000% Floor 3.000% 03/24/2023	3.500%	4,100,000	4,098,360
COOF Securitization Trust Ltd.(a),(c),(f),(g)
CMO Series 2014-1 Class A
06/25/2040	2.715%	476,387	32,441
Credit Acceptance Auto Loan Trust(a)
Series 2021-2A Class A
02/15/2030	0.960%	1,250,000	1,251,552
Series 2021-3A Class B
07/15/2030	1.380%	4,162,000	4,144,350
Subordinated Series 2020-1A Class B
04/16/2029	2.390%	3,260,000	3,345,633
Subordinated Series 2021-3A Class C
09/16/2030	1.630%	1,504,000	1,497,188
DataBank Issuer(a)
Series 2021-1A Class A2
02/27/2051	2.060%	2,850,000	2,844,246
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamond Resorts Owner Trust(a)
Series 2017-1A Class A
10/22/2029	3.270%	321,041	323,771
Series 2018-1 Class A
01/21/2031	3.700%	570,774	584,893
Subordinated Series 2021-1A Class D
11/21/2033	3.830%	3,756,946	3,811,116
Drive Auto Receivables Trust
Subordinated Series 2019-1 Class D
06/15/2026	4.090%	970,000	993,609
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	1,885,000	1,920,975
Subordinated, Series 2017-1 Class D
03/15/2023	3.840%	22,939	22,962
Drive Auto Receivables Trust(a)
Subordinated, Series 2017-3 Class D
12/15/2023	3.530%	464,793	467,196
DT Auto Owner Trust(a)
Series 2020-2A Class B
03/16/2026	2.080%	3,500,000	3,538,511
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	2,895,000	2,937,371
Subordinated Series 2021-2A Class C
02/16/2027	1.100%	2,104,000	2,108,511
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class B
07/15/2024	2.080%	3,314,694	3,330,483
Flagship Credit Auto Trust(a)
Series 2019-2 Class A
10/16/2023	2.830%	319,324	319,879
Series 2019-4 Class D
01/15/2026	3.120%	3,600,000	3,741,770
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	2,685,000	2,875,306
Series 2019-1 Class A
07/15/2030	3.520%	4,151,000	4,419,140
Series 2021-1 Class A
10/17/2033	1.370%	2,158,000	2,168,483
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	663,659	683,058
Series 2020-1A Class A
07/16/2040	3.540%	2,610,324	2,704,845
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-2 Class D
09/15/2027	1.920%	850,000	847,677
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Franklin Limited Duration Income Trust(a),(c),(f)
Series 2019-1 Class A
08/15/2024	5.500%	666,259	503,025
Freed ABS Trust(a)
Subordinated Series 2020-FP1 Class B
03/18/2027	3.060%	4,000,000	4,041,715
FREED ABS Trust(a)
Subordinated Series 2021-1CP Class B
03/20/2028	1.410%	3,250,000	3,258,645
Subordinated Series 2021-2 Class C
06/19/2028	1.940%	2,300,000	2,311,084
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2021-1A Class D
01/15/2027	1.680%	1,200,000	1,206,618
Subordinated Series 2021-1A Class E
01/18/2028	3.140%	7,240,000	7,301,507
Subordinated Series 2021-3A Class D
07/15/2027	1.480%	8,330,000	8,288,182
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class D
04/15/2027	1.420%	2,250,000	2,239,308
GM Financial Revolving Receivables Trust(a)
Series 2021-1 Class A
06/12/2034	1.170%	3,476,000	3,475,656
Gold Key Resorts(a)
Series 2014-A Class A
03/17/2031	3.220%	60,323	61,021
Goodgreen(a)
Series 2019-2A Class A
04/15/2055	2.760%	1,650,317	1,684,799
Goodgreen Trust(a)
Series 2017-1A Class A
10/15/2052	3.740%	230,260	242,051
Series 2017-2A Class A
10/15/2053	3.260%	1,176,460	1,225,784
Goodgreen Trust(a),(f)
Series 2017-R1A Class R
10/20/2052	5.000%	1,788,903	1,767,092
Hero Funding(a)
Series 2017-3A Class A2
09/20/2048	3.950%	841,037	887,685
HERO Funding Trust(a)
Series 2016-3A Class A1
09/20/2042	3.080%	422,141	433,277
Series 2017-1A Class A2
09/20/2047	4.460%	638,133	679,825
Hertz Vehicle Financing III LP(a)
Series 2021-2A Class A
12/27/2027	1.680%	4,676,000	4,677,579

2	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	1,590,000	1,595,331
Hilton Grand Vacations Trust(a)
Series 2017-AA Class A
12/26/2028	2.660%	290,268	296,012
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
12/15/2028	1.460%	2,155,000	2,159,163
Subordinated Series 2021-A Class C
12/15/2028	2.750%	3,805,000	3,810,165
Lendingpoint Asset Securitization Trust(a),(h)
Subordinated Series 2021-B Class B
02/15/2029	1.680%	4,852,000	4,851,040
Lendmark Funding Trust(a)
Subordinated Series 2019-1A Class C
12/20/2027	3.900%	3,600,000	3,670,988
Subordinated Series 2019-2A Class D
04/20/2028	5.240%	4,300,000	4,441,651
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	1,625,000	1,628,664
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	1,000,000	1,004,911
LP LMS Asset Securitization Trust(a),(d),(f)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	7,381,000	7,381,000
LPMS(a),(d),(f)
Series 2021-1A Class B
04/15/2041	3.966%	7,000,000	7,316,094
Mariner Finance Issuance Trust(a)
Series 2019-AA Class B
07/20/2032	3.510%	2,115,000	2,153,778
Series 2019-AA Class C
07/20/2032	4.010%	5,560,000	5,639,928
Series 2019-AA Class D
07/20/2032	5.440%	6,000,000	6,173,061
Mercedes-Benz Auto Receivables Trust
Series 2021-1 Class A3
06/15/2026	0.460%	2,513,000	2,508,202
Mercury Financial Credit Card Master Trust(a)
Series 2021-1A Class A
03/20/2026	1.540%	2,470,000	2,477,740
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class M1
10/15/2040	6.083%	763,952	804,506
Mission Lane Credit Card Master Trust(a)
Series 2021-A Class A
09/15/2026	1.590%	4,395,000	4,375,820
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationstar HECM Loan Trust(a),(c)
Series 2020-1A Class A1
09/25/2030	1.269%	3,706,990	3,717,097
Navient Private Education Loan Trust(a),(b)
Series 2016-AA Class A2B
1-month USD LIBOR + 2.150% 12/15/2045	2.234%	2,145,805	2,204,579
Navient Private Education Loan Trust(a)
Series 2020-IA Class A1A
04/15/2069	1.330%	6,489,676	6,547,110
Navient Private Education Refi Loan Trust(a)
Series 2018-A Class A2
02/18/2042	3.190%	176,635	180,144
Series 2018-CA Class A2
06/16/2042	3.520%	244,412	249,014
Series 2018-DA Class A2A
12/15/2059	4.000%	2,543,648	2,669,132
Series 2019-A Class A2A
01/15/2043	3.420%	2,002,487	2,074,587
Series 2019-CA Class A2
02/15/2068	3.130%	1,251,641	1,281,402
Series 2019-D Class A2A
12/15/2059	3.010%	2,762,040	2,889,097
Series 2019-FA Class A2
08/15/2068	2.600%	2,490,991	2,540,924
Series 2019-GA Class A
10/15/2068	2.400%	1,212,083	1,232,129
Series 2020-BA Class A2
01/15/2069	2.120%	1,350,599	1,368,579
Series 2020-DA Class A
05/15/2069	1.690%	3,426,818	3,460,276
Series 2020-EA Class A
05/15/2069	1.690%	6,014,286	6,097,707
Series 2020-GA Class A
09/16/2069	1.170%	4,044,045	4,062,139
Series 2020-HA Class A
01/15/2069	1.310%	2,105,025	2,115,716
Series 2021-A Class A
05/15/2069	0.840%	4,740,152	4,734,904
Series 2021-BA Class A
07/15/2069	0.940%	1,099,851	1,097,710
Series 2021-CA Class A
10/15/2069	1.060%	6,628,013	6,640,962
Series 2021-EA Class A
12/16/2069	0.970%	7,048,257	7,026,348
Series 2021-FA Class A
02/18/2070	1.110%	7,853,000	7,824,388

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(a)
Series 2019-BA Class A2A
12/15/2059	3.390%	2,216,059	2,307,826
Nelnet Student Loan Trust(b)
Series 2004-3 Class A5
3-month USD LIBOR + 0.180% 10/27/2036	0.305%	1,178,305	1,162,650
Series 2004-4 Class A5
3-month USD LIBOR + 0.160% Floor 0.160% 01/25/2037	0.285%	2,264,474	2,240,338
Series 2005-1 Class A5
3-month USD LIBOR + 0.110% Floor 0.110% 10/25/2033	0.235%	2,040,533	2,012,332
Series 2005-2 Class A5
3-month USD LIBOR + 0.100% Floor 0.100% 03/23/2037	0.225%	5,190,521	5,110,959
Series 2005-3 Class A5
3-month USD LIBOR + 0.120% Floor 0.120% 12/24/2035	0.245%	6,254,229	6,168,496
Series 2005-4 Class A4
3-month USD LIBOR + 0.180% Floor 0.180% 03/22/2032	0.305%	485,602	470,783
Octane Receivables Trust(a)
Subordinated Series 2021-1A Class B
04/20/2027	1.530%	700,000	699,543
Subordinated Series 2021-1A Class C
11/20/2028	2.230%	600,000	601,152
Oportun Funding XIV LLC(a)
Series 2021-1 Class A
03/08/2028	1.210%	1,385,000	1,389,489
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class B
11/15/2027	2.130%	4,500,000	4,542,750
Renew(a)
Series 2017-1A Class A
09/20/2052	3.670%	279,877	292,898
Santander Drive Auto Receivables Trust
Series 2020-1 Class A3
02/15/2024	2.030%	439,502	440,370
Series 2020-3 Class A3
07/15/2024	0.520%	1,390,128	1,390,993
Series 2020-4 Class A3
07/15/2024	0.480%	1,382,000	1,383,231
Subordinated Series 2021-2 Class D
07/15/2027	1.350%	3,900,000	3,913,088
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander Retail Auto Lease Trust(a)
Series 2020-A Class A4
03/20/2024	1.760%	4,410,000	4,485,281
Series 2021-B Class A3
08/20/2024	0.510%	1,452,000	1,452,020
SART(f)
Series 2017-1 Class X
11/17/2025	4.750%	1,219,700	1,219,700
SART(a),(f)
Series 2018-1 Class A
06/15/2025	4.750%	1,581,905	1,581,905
SCF Equipment Leasing LLC(a)
Subordinated Series 2021-1A Class F
08/20/2032	5.520%	5,000,000	5,009,678
Sierra Timeshare Receivables Funding LLC(a)
Subordinated Series 2020-2A Class D
07/20/2037	6.590%	2,626,585	2,765,043
SLC Student Loan Trust(b)
Series 2010-1 Class A
3-month USD LIBOR + 0.875% Floor 0.875% 11/25/2042	1.004%	536,200	538,994
SLM Student Loan Trust(a),(b)
Series 2003-1 Class A5C
3-month USD LIBOR + 0.750% Floor 0.750% 12/15/2032	0.866%	528,456	513,453
Series 2003-10A Class A4
3-month USD LIBOR + 0.670% 12/17/2068	0.786%	4,362,000	4,364,649
SLM Student Loan Trust(b)
Series 2007-2 Class A4
3-month USD LIBOR + 0.060% 07/25/2022	0.185%	4,775,105	4,693,639
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	0.185%	1,882,128	1,837,499
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	1.036%	2,686,192	2,658,938
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	0.786%	5,709,911	5,610,490
SMB Private Education Loan Trust(a)
Series 2015-B Class A2A
07/15/2027	2.980%	606,881	611,411

4	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-A Class A2A
05/15/2031	2.700%	1,283,613	1,312,962
Series 2018-A Class A2A
02/15/2036	3.500%	6,314,593	6,594,108
Series 2018-C Class A2A
11/15/2035	3.630%	2,230,809	2,330,453
Series 2019-A Class A2A
07/15/2036	3.440%	4,491,013	4,679,760
Series 2020-BA Class A1A
07/15/2053	1.290%	3,846,929	3,895,716
Series 2020-PTA Class A2A
09/15/2054	1.600%	3,624,896	3,663,116
Series 2020-PTB Class A2A
09/15/2054	1.600%	11,125,547	11,237,638
Series 2021-A Class APT1
01/15/2053	1.070%	12,865,507	12,908,363
Series 2021-B Class A
07/17/2051	1.310%	4,112,313	4,155,562
Series 2021-D Class A1A
03/17/2053	1.340%	7,258,000	7,264,315
SMB Private Education Loan Trust(a),(b)
Series 2016-B Class A2B
1-month USD LIBOR + 1.450% 02/17/2032	1.534%	725,548	735,066
Series 2016-C Class A2B
1-month USD LIBOR + 1.100% Floor 1.100% 09/15/2034	1.184%	1,003,260	1,008,665
Series 2021-C Class A1
1-month USD LIBOR + 0.400% Floor 0.400% 01/15/2053	0.484%	1,868,469	1,868,678
Series 2021-C Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 01/15/2053	0.884%	3,745,000	3,767,503
SoFi Professional Loan Program LLC(a),(b)
Series 2016-E Class A1
1-month USD LIBOR + 0.850% 07/25/2039	0.936%	259,041	259,188
Series 2017-C Class A1
1-month USD LIBOR + 0.600% 07/25/2040	0.686%	153,015	153,088
Series 2017-E Class A1
1-month USD LIBOR + 0.500% 11/26/2040	0.586%	85,775	85,781
SoFi Professional Loan Program LLC(a)
Series 2017-D Class A2FX
09/25/2040	2.650%	248,181	251,293
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-E Class A2B
11/26/2040	2.720%	1,044,107	1,054,289
Series 2018-A Class A2B
02/25/2042	2.950%	492,157	501,345
SoFi Professional Loan Program Trust(a)
Series 2018-B Class A2FX
08/25/2047	3.340%	1,276,955	1,307,016
Series 2020-C Class AFX
02/15/2046	1.950%	2,166,513	2,194,920
Series 2021-B Class AFX
02/15/2047	1.140%	2,897,000	2,893,813
SOFI Professional Loan Program Trust(a)
Series 2021-A Class AFX
08/17/2043	1.030%	1,607,044	1,604,654
Synchrony Card Funding LLC
Series 2019-A1 Class A
03/15/2025	2.950%	4,541,000	4,596,934
Series 2019-A2 Class A
06/16/2025	2.340%	4,550,000	4,618,644
Tesla Auto Lease Trust(a)
Series 2021-A Class A3
03/20/2025	0.560%	883,000	884,574
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	7,428,900	7,423,905
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,995,000	2,021,702
Toyota Auto Loan Extended Note Trust(a),(c)
Series 2021-1A Class A
02/27/2034	1.070%	5,560,000	5,550,058
Tricolor Auto Securitization Trust(a)
Series 2020-1A Class A
11/15/2026	4.875%	2,128,431	2,147,290
Triton Container Finance VIII LLC(a)
Series 2020-1A Class A
09/20/2045	2.110%	903,105	908,679
Upstart Pass-Through Trust(a)
Series 2021-ST4 Class A
07/20/2027	2.000%	4,853,484	4,848,700
Series 2021-ST8 Class A
10/20/2029	1.750%	4,750,000	4,746,813
Upstart Securitization Trust(a)
Series 2020-1 Class A
04/22/2030	2.322%	1,361,397	1,369,906
Series 2021-1 Class A
03/20/2031	0.870%	2,384,553	2,389,551

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-1 Class B
03/20/2031	1.890%	1,336,000	1,337,508
US Auto Funding(a)
Subordinated Series 2021-1A Class B
03/17/2025	1.490%	2,200,000	2,204,008
Subordinated Series 2021-1A Class C
05/15/2026	2.200%	6,000,000	6,004,480
Verizon Master Trust
Series 2021-1 Class A
05/20/2027	0.500%	4,228,000	4,217,655
Veros Auto Receivables Trust(a)
Subordinated Series 2021-1 Class B
10/15/2026	1.490%	2,800,000	2,797,477
VM Debt LLC(a),(f)
Series 2019-1 Class A1A
06/17/2024	7.500%	2,800,000	2,800,000
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	425,442	442,132
World Financial Network Credit Card Master Trust
Series 2019-A Class A
12/15/2025	3.140%	2,015,000	2,037,215
Total Asset-Backed Securities — Non-Agency (Cost $485,707,482)			487,644,628

Commercial Mortgage-Backed Securities - Agency 3.9%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series 2017 K065 Class A2
04/25/2027	3.243%	1,408,000	1,550,516
Series 2017 K065 Class AM
05/25/2027	3.326%	755,000	833,789
Series 2017 K066 Class A2
06/25/2027	3.117%	1,858,000	2,036,089
Series KJ07 Class A2
12/25/2022	2.312%	2,559,959	2,607,408
Series KPLB Class A
05/25/2025	2.770%	7,500,000	7,985,771
Series KS07 Class A2
09/25/2025	2.735%	3,600,000	3,813,916
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,311,000	1,453,771
Series K081 Class A2
08/25/2028	3.900%	2,245,000	2,588,227
Series W5FX Class AFX
04/25/2028	3.336%	1,256,000	1,384,041
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
06/01/2022	2.790%	2,219,873	2,233,022
07/01/2022	2.670%	5,000,000	5,038,023
08/01/2022	2.650%	7,000,000	7,064,597
11/01/2022	2.450%	5,782,979	5,861,056
02/01/2023	2.460%	2,387,701	2,436,458
04/01/2023	2.500%	6,000,000	6,137,264
04/01/2023	2.640%	2,575,107	2,638,121
05/01/2023	2.520%	3,000,000	3,072,103
06/01/2023	2.420%	2,505,649	2,569,429
06/01/2023	2.510%	1,659,030	1,701,825
07/01/2023	3.670%	6,000,000	6,252,287
08/01/2023	3.590%	2,500,000	2,607,750
11/01/2023	3.690%	1,152,320	1,210,644
07/01/2025	3.070%	9,277,758	9,905,410
09/01/2025	3.100%	2,385,151	2,553,413
12/01/2025	3.765%	6,690,437	7,366,563
07/01/2026	4.450%	2,516,687	2,806,832
10/01/2026	3.235%	1,308,922	1,427,394
12/01/2026	3.240%	1,500,000	1,644,324
01/01/2027	3.710%	2,936,971	3,270,195
02/01/2027	3.340%	1,000,000	1,094,011
03/01/2027	2.910%	3,366,142	3,610,814
05/01/2027	2.430%	2,355,074	2,464,705
06/01/2027	2.370%	4,550,000	4,786,200
06/01/2027	3.000%	1,992,016	2,161,106
07/01/2027	3.210%	895,107	981,104
08/01/2027	2.900%	3,441,033	3,717,186
06/01/2028	3.570%	2,787,000	3,103,080
11/01/2028	4.250%	558,815	640,271
02/01/2029	3.740%	1,515,000	1,731,664
10/01/2029	3.196%	8,160,072	9,004,248
02/01/2030	2.570%	2,560,000	2,731,883
02/01/2030	2.920%	2,758,863	2,978,260
02/01/2030	3.550%	1,000,000	1,125,621
06/01/2030	3.130%	4,812,000	5,185,793
07/01/2030	3.850%	4,490,838	5,176,742
01/01/2032	2.730%	2,592,651	2,776,586
01/01/2032	2.730%	1,825,000	1,966,526
01/01/2032	2.780%	2,210,583	2,385,748
01/01/2032	2.970%	1,605,604	1,751,754
02/01/2032	2.990%	2,971,562	3,249,696
04/01/2035	3.330%	2,441,272	2,746,650
Series 2015-M10 Class A2
04/25/2027	3.092%	11,529,273	12,540,592
Series 2017-M5 Class A2
04/25/2029	3.176%	1,818,392	2,007,657
Series 2017-T1 Class A
06/25/2027	2.898%	2,767,486	2,983,219
Series 2021-M3 Class 1A1
11/25/2033	1.000%	7,818,480	7,713,953
Federal National Mortgage Association(c)
06/01/2037	5.888%	383,367	393,798

6	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-M13 Class A2
04/25/2023	2.626%	1,153,833	1,181,686
CMO Series 2014-M3 Class A2
01/25/2024	3.501%	1,031,406	1,089,201
CMO Series 2015-M11 Class A2
04/25/2025	2.916%	2,000,000	2,122,756
Series 2017-M12 Class A2
06/25/2027	3.174%	2,206,113	2,401,716
Series 2017-M7 Class A2
02/25/2027	2.961%	546,000	587,552
Series 2018-M10 Class A2
07/25/2028	3.482%	2,683,000	2,989,284
Series 2018-M3 Class A2
02/25/2030	3.191%	1,057,000	1,166,101
Series 2018-M4 Class A2
03/25/2028	3.161%	1,377,327	1,504,737
Federal National Mortgage Association(c),(g)
Series 2021-M3 Class X1
11/25/2033	2.116%	40,433,362	5,573,601
Freddie Mac Multiclass Certificates(c),(i)
Series 2021-P011 Class X1
09/25/2045	1.849%	21,775,079	3,491,455
Freddie Mac Multifamily Structured Pass-Through Certificates(c),(g)
Series KL05 Class X1P (FHLMC)
06/25/2029	1.024%	75,000,000	4,872,570
FREMF Mortgage Trust(a),(c)
Subordinated, Series 2015-K44 Class B
01/25/2048	3.795%	3,410,000	3,649,568
Subordinated, Series 2016-K59 Class B
11/25/2049	3.696%	2,383,000	2,530,752
Subordinated, Series 2016-K722 Class B
07/25/2049	3.992%	1,400,000	1,453,293
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	0.440%	1,185,300	1,185,807
CMO Series 2015-H15 Class FJ
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 06/20/2065	0.530%	2,637,445	2,646,775
CMO Series 2015-H16 Class FG
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.530%	2,436,959	2,445,758
CMO Series 2015-H16 Class FL
1-month USD LIBOR + 0.440% Floor 0.440%, Cap 11.000% 07/20/2065	0.530%	1,338,489	1,343,377
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2015-H18 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 06/20/2065	0.540%	748,189	750,344
Government National Mortgage Association(c)
CMO Series 2014-168 Class VB
06/16/2047	3.432%	2,926,600	2,987,367
Total Commercial Mortgage-Backed Securities - Agency (Cost $225,634,950)			239,032,805

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,290,643	2,422,484
Series 2014-SFR2 Class E
10/17/2036	6.231%	500,000	544,477
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,011,911	1,070,150
Series 2014-SFR3 Class E
12/17/2036	6.418%	1,000,000	1,087,504
Series 2015-SFR1 Class A
04/17/2052	3.467%	1,101,575	1,156,327
Series 2015-SFR1 Class E
04/17/2052	5.639%	1,150,000	1,248,530
Subordinated, Series 2014-SFR3 Class C
12/17/2036	4.596%	200,000	213,149
Subordinated, Series 2015-SFR2 Class D
10/17/2045	5.036%	2,000,000	2,175,153
Subordinated, Series 2015-SFR2 Class E
10/17/2045	6.070%	1,820,000	2,035,971
Americold 2010 LLC Trust(a),(d),(f)
Series 2017-TL Class A
12/26/2037	4.774%	1,549,091	1,533,600
AMSR Trust(a)
Series 2020-SFR2 Class C
07/17/2037	2.533%	4,000,000	4,068,201
Series 2020-SFR3 Class E1
09/17/2037	2.556%	3,600,000	3,593,265
Series 2020-SFR5 Class D
11/17/2037	2.180%	3,750,000	3,741,727
Series 2021-SFR3 Class E2
10/17/2038	2.427%	3,845,000	3,826,491
Subordinated Series 2020-SFR4 Class E2
11/17/2037	2.456%	4,275,000	4,245,017
Subordinated Series 2021-SFR2 Class D
08/17/2026	2.278%	4,800,000	4,782,891
Subordinated Series 2021-SFR2 Class E1
08/17/2026	2.477%	5,200,000	5,181,573

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMSR Trust(a),(c)
Series 2021-SFR1 Class E1
06/17/2038	2.963%	2,250,000	2,235,690
Series 2021-SFR1 Class E2
06/17/2038	3.123%	2,250,000	2,235,706
AREIT Trust(a),(b),(h)
Series 2021-CRE5 Class C
1-month USD LIBOR + 2.250% Floor 2.250% 08/17/2026	2.350%	8,000,000	8,000,000
Barclays Commercial Mortgage Trust
Series 2019-C3 Class A3
05/15/2052	3.319%	319,000	344,825
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	3,700,000	3,899,726
Bear Stearns Commercial Mortgage Securities Trust(a),(c),(g)
CMO Series 2007-T26 Class X1
01/12/2045	0.009%	12,524,219	978
Benchmark Mortgage Trust
Series 2020-B22 Class A5
01/15/2054	1.973%	576,000	568,597
Series 2021-B29 Class A5
09/15/2054	2.388%	1,860,000	1,897,524
Benchmark Mortgage Trust(c)
Series 2021-B28 Class A5
08/15/2054	2.224%	1,861,000	1,871,789
BX Commercial Mortgage Trust(a),(b)
Series 2021-VOLT Class A
1-month USD LIBOR + 0.700% Floor 0.700% 09/15/2036	0.800%	6,056,000	6,059,799
Camden Property Trust(a),(d),(f)
Series 2016-SFR1 Class A
12/05/2026	5.000%	4,702,285	4,825,720
CD Mortgage Trust
Series 2019-CD8 Class A4
08/15/2057	2.912%	1,191,000	1,261,495
CFCRE Commercial Mortgage Trust
Series 2017-C8 Class ASB
06/15/2050	3.367%	896,000	952,363
Citigroup Commercial Mortgage Trust
Series 2020-GC46 Class A5
01/15/2053	2.717%	6,215,000	6,513,769
Citigroup/Deutsche Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-CD2 Class X
01/15/2046	0.023%	860,308	1
COMM Mortgage Trust(c)
Series 2013-CR10 Class A4
08/10/2046	4.210%	36,000	38,078
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
COMM Mortgage Trust
Series 2013-CR11 Class A4
08/10/2050	4.258%	4,817,000	5,092,905
Series 2013-CR6 Class A4
03/10/2046	3.101%	3,325,000	3,380,827
Series 2014-UBS4 Class A4
08/10/2047	3.420%	1,700,000	1,781,461
Series 2015-LC21 Class A4
07/10/2048	3.708%	726,000	788,470
Series 2015-LC23 Class A3
10/10/2048	3.521%	1,565,000	1,661,527
COMM Mortgage Trust(a),(c)
Series 2018-HOME Class A
04/10/2033	3.942%	3,125,000	3,433,727
COMM Mortgage Trust(a)
Series 2020-CBM Class A2
02/10/2037	2.896%	4,000,000	4,141,058
Series 2020-CBM Class C
02/10/2037	3.402%	3,480,000	3,540,421
Commercial Mortgage Trust(c),(g)
CMO Series 2012-CR2 Class XA
08/15/2045	1.773%	1,945,609	10,957
Commercial Mortgage Trust
Series 2012-LC4 Class A4
12/10/2044	3.288%	1,941,107	1,941,444
Series 2014-CR19 Class ASB
08/10/2047	3.499%	659,047	685,792
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,396,375	1,490,222
Series 2015-CR25 Class A4
08/10/2048	3.759%	2,187,000	2,385,884
Commercial Mortgage Trust(a)
Series 2013-300P Class A1
08/10/2030	4.353%	2,000,000	2,102,255
Commercial Mortgage Trust(a),(c)
Series 2013-SFS Class A2
04/12/2035	3.086%	624,000	638,164
Corevest American Finance Trust(a)
Subordinated Series 2019-1 Class B
03/15/2052	3.880%	1,960,000	2,128,556
CoreVest American Finance Trust(a)
Series 2019-3 Class A
10/15/2052	2.705%	1,704,155	1,772,888
CSAIL Commercial Mortgage Trust
Series 2015-C2 Class A4
06/15/2057	3.504%	1,612,000	1,730,261
Series 2015-C4 Class A4
11/15/2048	3.808%	792,000	865,883

8	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-C16 Class A3
06/15/2052	3.329%	2,861,000	3,097,904
Series 2019-C17 Class A4
09/15/2052	2.763%	1,389,000	1,450,422
Series 2021-C20 Class A3
03/15/2054	2.805%	696,000	727,271
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
09/17/2025	2.241%	3,600,000	3,641,218
Subordinated Series 2021-SFR1 Class E2
08/17/2038	2.489%	3,000,000	2,991,014
Subordinated Series 2021-SFR1 Class F1
08/17/2038	3.238%	4,400,000	4,387,897
FREMF Mortgage Trust(a),(c)
Series 2020-K737 Class B
01/25/2053	3.415%	4,000,000	4,244,431
FRTKL(a)
Subordinated CMO Series 2021-SFR1 Class E1
09/17/2038	2.372%	3,709,000	3,672,678
Subordinated CMO Series 2021-SFR1 Class E2
09/17/2038	2.522%	2,781,000	2,753,880
GS Mortgage Securities Corp. II(a)
Series 2012-ALOH Class A
04/10/2034	3.551%	2,000,000	2,013,935
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	1,209,000	1,278,487
Series 2014-GC18 Class A4
01/10/2047	4.074%	3,217,000	3,420,592
Series 2015-GC32 Class AAB
07/10/2048	3.513%	5,516,567	5,787,309
Series 2020-GSA2 Class A4
12/12/2053	1.721%	1,916,000	1,855,073
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust(a)
Series 2010-1 Class A1
01/25/2051	5.314%	2,191,079	2,325,065
Independence Plaza Trust(a)
Series 2018-INDP Class A
07/10/2035	3.763%	2,060,000	2,163,614
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12 Class A5
07/15/2045	3.664%	1,763,000	1,834,260
Series 2014-C23 Class A4
09/15/2047	3.670%	511,049	541,318
Series 2015-C28 Class A3
10/15/2048	2.912%	2,976,007	3,066,713
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(c),(g)
CMO Series 2006-CB15 Class X1
06/12/2043	0.381%	2,830,452	9,867
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16 Class A4
12/15/2046	4.166%	2,645,000	2,809,000
KGS-Alpha SBA COOF Trust(a),(c),(f),(g)
CMO Series 2012-2 Class A
08/25/2038	0.618%	1,275,693	23,521
CMO Series 2013-2 Class A
03/25/2039	1.190%	1,913,316	71,151
CMO Series 2014-2 Class A
04/25/2040	2.096%	488,002	34,770
Ladder Capital Commercial Mortgage Trust(a)
Series 2013-GCP Class A2
02/15/2036	3.985%	1,535,000	1,697,937
LB-UBS Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-C1 Class XCL
02/15/2041	0.368%	1,823,630	1,318
Merrill Lynch/Countrywide Commercial Mortgage Trust(a),(c),(g)
CMO Series 2006-4 Class XC
12/12/2049	1.372%	9,494	0
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A4
08/15/2045	3.176%	519,000	522,470
Morgan Stanley Capital I Trust(a),(c),(g)
CMO Series 2006-IQ12 Class X1
12/15/2043	0.240%	353,228	167
CMO Series 2006-T21 Class X
10/12/2052	0.075%	3,254,885	751
Morgan Stanley Capital I Trust(c)
Series 2018-L1 Class A4
10/15/2051	4.407%	888,000	1,023,622
Morgan Stanley Capital I Trust
Series 2020-HR8 Class A3
03/15/2030	1.864%	1,424,000	1,392,045
Morgan Stanley Capital I Trust(h)
Series 2021-L7 Class A5
09/15/2031	2.574%	2,323,000	2,392,665
Morgan Stanley Capital I, Inc.
Series 2021-L6 Class A4
06/15/2054	2.444%	593,000	605,436
MRCD MARK Mortgage Trust(a)
Series 2019-PARK Class A
12/15/2036	2.718%	4,000,000	4,144,653
Series 2019-PARK Class D
12/15/2036	2.718%	2,375,000	2,384,925

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2021-SFR5 Class E1
07/17/2038	2.209%	8,050,000	7,972,148
Series 2021-SFR6 Class E1
07/17/2038	2.425%	5,000,000	5,002,921
Subordinated Series 2021-SFR2 Class E2
04/19/2038	2.647%	2,250,000	2,254,430
Subordinated Series 2021-SFR5 Class E2
07/17/2038	2.359%	4,730,000	4,667,636
Subordinated Series 2021-SFR8 Class D
09/17/2038	2.082%	6,000,000	5,947,508
Progress Residential Trust(a),(j)
Subordinated Series 2020-SFR2 Class GREG
06/17/2037	0.000%	5,154,026	5,129,015
RBS Commercial Funding, Inc., Trust(a)
Series 2013-SMV Class A
03/11/2031	3.260%	797,000	813,220
SLG Office Trust(a)
Series 2021-OVA Class A
07/15/2041	2.585%	5,710,000	5,901,833
Starwood Waypoint Homes Trust(d),(f)
Series 2019-STL Class A
10/11/2026	7.250%	2,300,000	2,300,000
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6 Class A4
04/10/2046	3.244%	857,000	881,999
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	1,165,409	1,190,165
Wachovia Bank Commercial Mortgage Trust(a),(c),(g)
CMO Series 2004-C12 Class
07/15/2041	0.819%	1,139,288	2,498
CMO Series 2006-C24 Class XC
03/15/2045	0.000%	473,195	5
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-SAVE Class A
1-month USD LIBOR + 1.150% Floor 1.150% 02/15/2040	1.234%	2,368,002	2,381,237
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	172,033	171,962
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $234,860,623)			236,189,228

Convertible Bonds 0.0%

Banking 0.0%
ING Groep NV(k)
12/31/2049	3.875%	1,500,000	1,458,005
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.
Subordinated
07/24/2039	4.421%	525,000	615,871
Total			2,073,876
Total Convertible Bonds (Cost $2,025,000)			2,073,876

Corporate Bonds & Notes 34.6%

Aerospace & Defense 0.8%
Airbus Group SE(a)
04/10/2027	3.150%	409,000	439,493
04/10/2047	3.950%	150,000	170,523
BAE Systems PLC(a)
02/15/2031	1.900%	1,223,000	1,173,537
09/15/2050	3.000%	209,000	201,264
Boeing Co. (The)
02/04/2023	1.167%	527,000	528,115
05/01/2023	4.508%	961,000	1,015,061
02/01/2024	1.950%	2,220,000	2,272,951
02/04/2024	1.433%	3,145,000	3,149,528
02/01/2026	2.750%	2,150,000	2,237,797
02/04/2026	2.196%	5,474,000	5,517,448
05/01/2026	3.100%	1,700,000	1,792,774
05/01/2027	5.040%	495,000	568,944
02/01/2028	3.250%	2,009,000	2,123,502
03/01/2028	3.250%	998,000	1,044,255
05/01/2030	5.150%	936,000	1,098,940
02/01/2031	3.625%	2,031,000	2,175,853
02/01/2035	3.250%	1,155,000	1,158,348
05/01/2040	5.705%	569,000	724,015
02/01/2050	3.750%	2,065,000	2,093,598
05/01/2050	5.805%	635,000	848,777
Harris Corp.
04/27/2035	4.854%	310,000	383,210
Howmet Aerospace, Inc.
05/01/2025	6.875%	54,000	63,186
01/15/2029	3.000%	2,769,000	2,786,415
L3Harris Technologies, Inc.
01/15/2031	1.800%	1,010,000	970,429
Lockheed Martin Corp.
05/15/2036	4.500%	400,000	494,998
Moog, Inc.(a)
12/15/2027	4.250%	870,000	898,992
Northrop Grumman Corp.
08/01/2023	3.250%	2,736,000	2,875,835
01/15/2028	3.250%	1,868,000	2,018,176
Raytheon Technologies Corp.
03/15/2024	3.200%	175,000	185,370
04/15/2047	4.350%	180,000	217,040

10	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spirit AeroSystems, Inc.(a)
04/15/2025	7.500%	595,000	630,057
TransDigm, Inc.(a)
03/15/2026	6.250%	685,000	716,325
TransDigm, Inc.
11/15/2027	5.500%	685,000	704,888
United Technologies Corp.
11/16/2028	4.125%	1,110,000	1,263,634
06/01/2042	4.500%	450,000	553,428
05/15/2045	4.150%	584,000	682,441
11/01/2046	3.750%	450,000	499,918
Total			46,279,065
Agencies 0.1%
Crowley Conro LLC
08/15/2043	4.181%	664,414	764,646
Israel Government AID Bond(l)
11/01/2024	0.000%	5,000,000	4,810,535
Total			5,575,181
Airlines 0.5%
Air Canada Pass-Through Trust(a)
05/15/2025	4.125%	1,539,575	1,561,088
Series 2017-1 Class A
01/15/2030	3.550%	460,442	452,913
Series 2017-1 Class AA
01/15/2030	3.300%	325,018	331,592
American Airlines Pass-Through Trust
Series 2015-1 Class A
05/01/2027	3.375%	456,067	454,092
Series 2016-3 Class AA
10/15/2028	3.000%	2,591,438	2,610,395
Series 2017-1 Class AA
02/15/2029	3.650%	535,937	558,575
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	900,000	945,835
04/20/2029	5.750%	680,000	732,842
British Airways Pass-Through Trust(a)
Series 2018-1 Class A
09/20/2031	4.125%	539,794	550,045
Series 2018-1 Class AA
09/20/2031	3.800%	389,756	408,941
Series 2019-1 Class AA
12/15/2032	3.300%	624,253	640,084
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	305,052	308,961
10/29/2024	4.000%	113,200	118,668
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	4,268,000	4,569,621
10/20/2028	4.750%	5,975,000	6,665,057
Spirit Airlines Pass-Through Trust
02/15/2030	3.375%	248,062	252,497
United Airlines Pass-Through Trust
Series 2016-2 Class A
04/07/2030	3.100%	1,149,126	1,132,720
United Airlines, Inc.(a)
04/15/2026	4.375%	1,040,000	1,069,230
United Airlines, Inc. Pass-Through Trust
08/15/2025	4.300%	197,846	211,950
03/01/2026	4.600%	185,671	189,459
Series 2016-1 Class AA
07/07/2028	3.100%	631,149	657,574
Series 2016-1 Class B
01/07/2026	3.650%	91,730	91,110
Series 2018-1 Class A
03/01/2030	3.700%	1,541,329	1,566,834
Series 2018-1 Class AA
03/01/2030	3.500%	704,117	740,581
Series 2019-1 Class A
08/25/2031	4.550%	820,250	875,099
Series 2019-1 Class AA
08/25/2031	4.150%	917,792	993,604
Total			28,689,367
Apartment REIT 0.2%
ERP Operating LP
12/01/2028	4.150%	480,000	547,823
Essex Portfolio LP
03/01/2028	1.700%	2,454,000	2,411,499
01/15/2031	1.650%	307,000	287,082
06/15/2031	2.550%	965,000	975,801
03/15/2032	2.650%	295,000	298,750
Mid-America Apartments LP
10/15/2023	4.300%	960,000	1,022,015
11/15/2025	4.000%	1,147,000	1,261,057
03/15/2029	3.950%	941,000	1,059,247
UDR, Inc.
09/01/2026	2.950%	363,000	385,699
01/15/2030	3.200%	550,000	589,463
08/15/2031	3.000%	115,000	120,403
08/01/2032	2.100%	780,000	750,679
Total			9,709,518
Automotive 1.0%
Allison Transmission, Inc.(a)
06/01/2029	5.875%	1,360,000	1,479,579

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Axle & Manufacturing, Inc.
04/01/2027	6.500%	1,805,000	1,882,322
BMW U.S. Capital LLC(a)
09/15/2023	2.250%	245,000	252,829
Clarios Global LP(a)
05/15/2025	6.750%	741,000	784,259
Dana, Inc.
06/15/2028	5.625%	1,060,000	1,141,498
Ford Motor Co.
01/15/2043	4.750%	770,000	810,435
Ford Motor Credit Co. LLC
11/13/2025	3.375%	2,205,000	2,269,850
01/08/2026	4.389%	1,685,000	1,801,739
08/10/2026	2.700%	3,627,000	3,634,028
08/17/2027	4.125%	4,110,000	4,359,871
05/03/2029	5.113%	2,055,000	2,295,676
11/13/2030	4.000%	1,406,000	1,462,094
06/17/2031	3.625%	5,485,000	5,535,276
General Motors Co.
10/01/2025	6.125%	590,000	691,523
04/01/2048	5.400%	542,000	673,006
General Motors Financial Co., Inc.
01/08/2026	1.250%	2,427,000	2,397,796
01/17/2027	4.350%	172,000	192,845
01/08/2031	2.350%	1,398,000	1,370,144
06/10/2031	2.700%	400,000	398,850
Goodyear Tire & Rubber Co. (The)(a)
07/15/2029	5.000%	630,000	669,124
07/15/2031	5.250%	695,000	743,410
Goodyear Tire & Rubber Co. (The)
04/30/2031	5.250%	495,000	532,041
Hyundai Capital America(a)
11/10/2022	1.150%	622,000	625,337
09/18/2023	1.250%	1,459,000	1,471,106
01/08/2024	0.800%	2,966,000	2,954,716
10/15/2025	1.800%	2,944,000	2,965,762
01/08/2026	1.300%	3,383,000	3,328,995
06/15/2026	1.500%	3,630,000	3,584,419
02/10/2027	3.000%	315,000	331,485
10/15/2027	2.375%	640,000	649,008
01/10/2028	1.800%	970,000	949,137
06/15/2028	2.000%	1,416,000	1,390,849
Lear Corp.
05/15/2049	5.250%	680,000	842,296
Nissan Motor Co., Ltd.(a)
09/17/2027	4.345%	2,234,000	2,456,680
09/17/2030	4.810%	454,000	510,935
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	556,000	584,420
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Volkswagen Group of America Finance LLC(a)
11/24/2027	1.625%	293,000	290,030
Total			58,313,370
Banking 7.0%
ABN AMRO Bank NV(a),(k)
06/16/2027	1.542%	2,400,000	2,382,923
ABN AMRO Bank NV(a)
Subordinated
07/28/2025	4.750%	431,000	478,455
AIB Group PLC(a)
10/12/2023	4.750%	875,000	941,162
AIB Group PLC(a),(k)
04/10/2025	4.263%	655,000	701,986
American Express Co.
Subordinated
12/05/2024	3.625%	170,000	184,345
ANZ New Zealand International Ltd.(a)
02/13/2030	2.550%	298,000	309,308
ANZ New Zealand Internationall Ltd.(a)
06/22/2026	1.250%	2,823,000	2,810,644
ASB Bank Ltd.(a)
05/23/2024	3.125%	293,000	310,697
Australia & New Zealand Banking Group Ltd.(a)
Subordinated
05/19/2026	4.400%	226,000	252,853
Banco Santander SA
05/28/2025	2.746%	1,000,000	1,048,506
03/25/2026	1.849%	1,000,000	1,012,526
Subordinated
12/03/2030	2.749%	800,000	794,625
Banco Santander SA(k)
09/14/2027	1.722%	2,800,000	2,788,062
Bank of America Corp.(k)
12/20/2023	3.004%	3,726,000	3,839,223
07/23/2024	3.864%	250,000	264,563
04/22/2025	0.976%	5,084,000	5,110,155
10/01/2025	3.093%	737,000	782,580
10/22/2025	2.456%	2,597,000	2,713,342
02/13/2026	2.015%	478,000	490,467
06/19/2026	1.319%	4,228,000	4,226,671
10/24/2026	1.197%	7,151,000	7,090,872
03/11/2027	1.658%	9,451,000	9,499,031
04/23/2027	3.559%	2,315,000	2,518,174
07/22/2027	1.734%	10,226,000	10,278,906
04/24/2028	3.705%	1,800,000	1,977,958
12/20/2028	3.419%	1,053,000	1,142,174
02/07/2030	3.974%	1,132,000	1,268,788
02/13/2031	2.496%	7,591,000	7,681,755
04/29/2031	2.592%	3,028,000	3,088,678
07/23/2031	1.898%	2,576,000	2,479,336

12	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/24/2031	1.922%	1,569,000	1,511,437
04/22/2032	2.687%	15,890,000	16,220,959
06/19/2041	2.676%	4,775,000	4,616,095
04/22/2042	3.311%	2,036,000	2,143,918
03/13/2052	3.483%	934,000	1,011,087
Bank of America Corp.
04/19/2026	3.500%	478,000	521,892
Bank of America NA
Subordinated
10/15/2036	6.000%	700,000	958,266
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	199,000	217,701
Bank of New York Mellon Corp. (The)
08/16/2023	2.200%	375,000	387,028
Bank of Nova Scotia (The)
Subordinated
12/16/2025	4.500%	260,000	291,941
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	300,000	317,496
Banque Federative du Credit Mutuel SA(a),(h)
10/04/2026	1.604%	745,000	746,379
Barclays PLC(k)
12/10/2024	1.007%	1,691,000	1,698,698
Barclays PLC
03/16/2025	3.650%	1,100,000	1,183,607
BBVA USA
08/27/2024	2.500%	307,000	321,978
BNP Paribas SA(a),(k)
06/09/2026	2.219%	1,291,000	1,325,125
01/13/2027	1.323%	230,000	226,346
09/15/2029	2.159%	3,859,000	3,828,171
01/13/2031	3.052%	1,000,000	1,047,111
Subordinated
08/12/2035	2.588%	488,000	472,816
BNP Paribas SA(a)
Subordinated
01/26/2041	2.824%	942,000	893,481
BNZ International Funding Ltd.(a)
02/21/2022	2.900%	273,000	275,719
11/03/2022	2.650%	350,000	358,699
BPCE SA(a)
01/20/2026	1.000%	1,175,000	1,156,635
Subordinated
07/11/2024	4.625%	500,000	544,829
BPCE SA(a),(k)
10/06/2026	1.652%	834,000	834,770
01/20/2032	2.277%	855,000	830,352
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPCE SA
12/02/2026	3.375%	700,000	763,833
Capital One Financial Corp.
01/29/2024	3.900%	367,000	392,932
Subordinated
10/29/2025	4.200%	239,000	264,529
CIT Group, Inc.
Subordinated
03/09/2028	6.125%	900,000	1,088,665
Citigroup, Inc.(k)
04/24/2025	3.352%	645,000	685,117
04/08/2026	3.106%	2,000,000	2,123,458
01/28/2027	1.122%	539,000	531,467
06/09/2027	1.462%	1,040,000	1,034,484
07/24/2028	3.668%	600,000	659,832
04/23/2029	4.075%	500,000	560,055
03/20/2030	3.980%	1,300,000	1,461,499
01/29/2031	2.666%	2,000,000	2,052,243
01/24/2039	3.878%	100,000	114,344
Citigroup, Inc.
12/01/2025	7.000%	765,000	926,209
10/21/2026	3.200%	1,616,000	1,742,553
01/15/2028	6.625%	215,000	274,696
Citizens Bank NA
03/29/2023	3.700%	250,000	261,204
Citizens Financial Group, Inc.
02/06/2030	2.500%	550,000	559,355
Subordinated
09/30/2032	2.638%	386,000	388,146
Comerica, Inc.
02/01/2029	4.000%	239,000	273,270
Commonwealth Bank of Australia(a)
Subordinated
03/11/2041	3.305%	530,000	541,883
Cooperatieve Rabobank UA
Subordinated
08/04/2025	4.375%	589,000	652,659
07/21/2026	3.750%	712,000	783,352
Credit Agricole SA(a),(k)
06/16/2026	1.907%	1,130,000	1,150,189
01/26/2027	1.247%	1,790,000	1,763,706
Subordinated
01/10/2033	4.000%	1,634,000	1,763,459
Credit Agricole SA(a)
Subordinated
03/17/2025	4.375%	340,000	371,728
01/14/2030	3.250%	685,000	718,948
01/11/2041	2.811%	250,000	238,755

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	13

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse AG
04/09/2025	2.950%	925,000	980,650
08/07/2026	1.250%	7,187,000	7,086,905
Credit Suisse Group AG(a)
01/09/2023	3.574%	418,000	421,424
Credit Suisse Group AG(a),(k)
09/11/2025	2.593%	770,000	798,470
06/05/2026	2.193%	580,000	591,248
02/02/2027	1.305%	1,390,000	1,359,862
01/12/2029	3.869%	250,000	272,885
05/14/2032	3.091%	3,525,000	3,613,416
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	650,000	684,409
03/26/2025	3.750%	250,000	269,683
Danske Bank A/S(a)
03/02/2022	2.700%	342,000	345,314
Danske Bank A/S(a),(k)
12/08/2023	1.171%	812,000	815,903
Deutsche Bank AG(k)
11/24/2026	2.129%	945,000	960,264
Deutsche Bank AG/New York(k)
09/18/2024	2.222%	1,995,000	2,044,465
DNB Bank ASA(a),(k)
05/25/2027	1.535%	2,489,000	2,490,334
03/30/2028	1.605%	685,000	682,369
Federation des Caisses Desjardins du Quebec(a)
02/10/2025	2.050%	682,000	701,830
Fifth Third Bancorp
01/25/2024	3.650%	179,000	190,920
Goldman Sachs Group Inc. (The)(k)
04/22/2032	2.615%	5,000,000	5,059,003
Goldman Sachs Group, Inc. (The)(k)
09/10/2024	0.657%	6,988,000	6,990,385
09/29/2025	3.272%	887,000	947,292
03/09/2027	1.431%	2,635,000	2,627,207
06/05/2028	3.691%	1,301,000	1,431,307
07/21/2032	2.383%	6,899,000	6,834,113
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%	197,000	211,008
05/22/2025	3.750%	4,028,000	4,364,777
11/16/2026	3.500%	900,000	973,685
01/26/2027	3.850%	2,122,000	2,331,365
02/07/2030	2.600%	1,600,000	1,646,681
Subordinated
10/21/2025	4.250%	531,000	588,301
HSBC Holdings PLC(k)
05/18/2024	3.950%	224,000	235,899
03/13/2028	4.041%	1,007,000	1,114,277
09/22/2028	2.013%	2,500,000	2,498,404
08/17/2029	2.206%	1,330,000	1,320,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/18/2031	2.357%	1,420,000	1,402,785
05/24/2032	2.804%	3,240,000	3,284,226
HSBC Holdings PLC
03/08/2026	4.300%	855,000	952,310
Subordinated
03/14/2024	4.250%	2,500,000	2,685,489
ING Groep NV
04/09/2024	3.550%	298,000	319,241
ING Groep NV(a),(k)
07/01/2026	1.400%	930,000	931,892
ING Groep NV(k)
04/01/2027	1.726%	275,000	276,612
Intesa Sanpaolo SpA(a)
09/23/2049	4.700%	2,475,000	2,961,314
Subordinated
06/01/2042	4.950%	3,626,000	3,752,624
JPMorgan Chase & Co.(k)
06/01/2025	0.824%	4,300,000	4,297,090
04/22/2026	2.083%	4,104,000	4,221,444
11/19/2026	1.045%	5,233,000	5,150,007
02/04/2027	1.040%	9,385,000	9,206,928
09/22/2027	1.470%	7,994,000	7,939,335
06/01/2028	2.182%	2,875,000	2,936,045
06/01/2029	2.069%	4,678,000	4,688,297
04/22/2052	3.328%	1,444,000	1,521,087
KeyBank NA
05/22/2022	3.180%	468,000	476,837
Lloyds Banking Group PLC(k)
05/11/2027	1.627%	1,045,000	1,043,913
Lloyds Banking Group PLC
03/22/2028	4.375%	392,000	445,951
Subordinated
12/10/2025	4.582%	500,000	558,507
Macquarie Bank Ltd.(a)
07/29/2025	4.000%	327,000	360,286
01/15/2026	3.900%	370,000	408,689
Macquarie Bank Ltd.(a),(k)
Subordinated
03/03/2036	3.052%	280,000	277,205
Macquarie Group Ltd.(a),(k)
01/12/2027	1.340%	575,000	570,157
09/23/2027	1.629%	1,121,000	1,115,749
01/15/2030	5.033%	1,145,000	1,346,846
Mitsubishi UFJ Financial Group, Inc.
02/22/2022	2.998%	177,000	178,879
07/26/2023	3.761%	228,000	241,649
09/13/2023	2.527%	384,000	399,153
03/07/2024	3.407%	257,000	273,426
02/25/2025	2.193%	2,080,000	2,148,722

14	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/17/2030	2.048%	549,000	539,066
07/18/2039	3.751%	710,000	798,791
Mitsubishi UFJ Financial Group, Inc.(k)
07/19/2025	0.953%	5,582,000	5,590,497
07/20/2027	1.538%	5,515,000	5,507,324
07/20/2032	2.309%	2,883,000	2,857,713
Mizuho Financial Group, Inc.
02/28/2022	2.953%	435,000	439,794
Subordinated
09/13/2031	2.564%	1,890,000	1,859,949
Mizuho Financial Group, Inc.(k)
05/25/2026	2.226%	1,150,000	1,182,679
05/22/2027	1.234%	1,129,000	1,110,996
09/13/2030	2.869%	219,000	228,525
Morgan Stanley(k)
01/25/2024	0.529%	523,000	523,299
01/22/2025	0.791%	11,604,000	11,611,559
05/30/2025	0.790%	9,782,000	9,754,145
10/21/2025	0.864%	3,382,000	3,375,463
04/28/2026	2.188%	4,135,000	4,269,576
12/10/2026	0.985%	4,774,000	4,690,174
07/20/2027	1.512%	3,647,000	3,629,787
07/22/2028	3.591%	889,000	976,675
01/24/2029	3.772%	333,000	368,661
01/23/2030	4.431%	1,547,000	1,784,932
02/13/2032	1.794%	1,240,000	1,180,448
04/28/2032	1.928%	5,000,000	4,799,533
07/21/2032	2.239%	4,132,000	4,061,734
04/22/2039	4.457%	630,000	762,552
Morgan Stanley
10/23/2024	3.700%	273,000	296,140
07/23/2025	4.000%	2,053,000	2,262,561
01/27/2045	4.300%	500,000	609,686
National Australia Bank Ltd.(a)
Subordinated
08/21/2030	2.332%	1,000,000	966,864
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	935,000	1,005,161
Nationwide Building Society(a)
08/28/2025	1.000%	203,000	201,296
NatWest Markets PLC(a)
09/29/2026	1.600%	1,530,000	1,530,399
Nordea Bank Abp(a)
Subordinated
09/21/2022	4.250%	310,000	321,434
Northern Trust Corp.(k)
Subordinated
05/08/2032	3.375%	231,000	248,570
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PNC Bank NA
Subordinated
01/30/2023	2.950%	285,000	294,065
Royal Bank of Canada
10/05/2023	3.700%	341,000	362,968
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	425,000	450,778
04/05/2026	4.800%	1,100,000	1,250,161
Royal Bank of Scotland Group PLC(k)
03/22/2025	4.269%	340,000	366,903
05/22/2028	3.073%	1,690,000	1,793,175
05/08/2030	4.445%	610,000	698,300
Subordinated
11/01/2029	3.754%	800,000	853,181
Santander UK Group Holdings PLC(k)
06/14/2027	1.673%	3,000,000	2,988,021
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	640,000	712,291
Societe Generale SA(a)
03/28/2024	3.875%	478,000	511,077
01/22/2025	2.625%	857,000	890,236
01/22/2030	3.000%	1,039,000	1,074,670
Subordinated
04/14/2025	4.250%	900,000	972,640
Societe Generale SA(a),(k)
12/14/2026	1.488%	2,401,000	2,376,109
06/09/2032	2.889%	7,598,000	7,650,800
SouthTrust Bank
Subordinated
05/15/2025	7.690%	500,000	600,945
Standard Chartered PLC(a),(b)
3-month USD LIBOR + 1.150% 01/20/2023	4.247%	600,000	606,599
Standard Chartered PLC(a),(k)
01/30/2026	2.819%	1,450,000	1,508,339
01/14/2027	1.456%	460,000	452,651
Subordinated
03/15/2033	4.866%	700,000	768,194
Sumitomo Mitsui Financial Group, Inc.
07/08/2025	1.474%	563,000	567,169
07/14/2026	2.632%	201,000	211,558
09/17/2026	1.402%	3,740,000	3,709,614
10/19/2026	3.010%	297,000	318,462
09/17/2028	1.902%	5,880,000	5,816,498
07/16/2029	3.040%	769,000	813,955
Subordinated
09/17/2041	2.930%	1,882,000	1,833,487

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	15

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Bank
Subordinated
05/15/2026	3.300%	200,000	217,974
SunTrust Banks, Inc.
01/27/2022	2.700%	355,000	357,078
05/01/2025	4.000%	191,000	210,051
Toronto-Dominion Bank (The)
09/10/2026	1.250%	4,680,000	4,648,696
U.S. Bancorp
Subordinated
04/27/2026	3.100%	251,000	270,998
UBS Group AG(a),(k)
01/30/2027	1.364%	1,050,000	1,040,154
08/10/2027	1.494%	3,564,000	3,525,366
08/13/2030	3.126%	400,000	425,036
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	327,000	333,296
09/24/2025	4.125%	399,000	440,554
UBS Group Funding Switzerland AG(a),(k)
08/15/2023	2.859%	200,000	204,158
UniCredit SpA(a)
01/14/2022	6.572%	1,500,000	1,524,396
UniCredit SpA(a),(k)
09/22/2026	2.569%	1,095,000	1,111,715
Wells Fargo & Co.
09/29/2025	3.550%	2,000,000	2,177,246
Subordinated
06/03/2026	4.100%	777,000	865,616
06/14/2046	4.400%	698,000	831,019
12/07/2046	4.750%	752,000	940,690
Wells Fargo & Co.(k)
02/11/2026	2.164%	800,000	825,698
06/17/2027	3.196%	2,620,000	2,813,333
06/02/2028	2.393%	491,000	506,411
02/11/2031	2.572%	2,845,000	2,901,437
04/30/2041	3.068%	2,730,000	2,809,909
12/31/2049	3.900%	715,000	737,209
Westpac Banking Corp.
05/13/2026	2.850%	170,000	183,015
Westpac Banking Corp.(k)
Subordinated
02/04/2030	2.894%	1,630,000	1,687,821
11/23/2031	4.322%	600,000	661,937
Total			428,460,528
Brokerage/Asset Managers/Exchanges 0.3%
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	1,405,000	1,373,006
08/05/2051	2.850%	1,694,000	1,627,423
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Blackstone Private Credit Fund(a)
12/15/2026	2.625%	3,482,000	3,474,522
Blue Owl Finance LLC(a),(h)
10/07/2051	4.125%	707,000	689,403
Brookfield Finance LLC
04/15/2050	3.450%	620,000	638,278
Brookfield Finance, Inc.
03/29/2029	4.850%	385,000	453,037
09/20/2047	4.700%	369,000	447,280
Charles Schwab Corp. (The)(k)
12/31/2049	4.000%	781,000	801,858
Junior Subordinated
12/31/2049	4.000%	564,000	587,970
Daiwa Securities Group, Inc.(a)
04/19/2022	3.129%	305,000	309,378
Invesco Finance PLC
01/15/2026	3.750%	193,000	211,748
LPL Holdings, Inc.(a)
03/15/2029	4.000%	495,000	508,667
LSEGA Financing PLC(a)
04/06/2028	2.000%	721,000	725,246
Nomura Holdings, Inc.
01/16/2025	2.648%	354,000	368,757
07/14/2026	1.653%	4,678,000	4,658,127
07/16/2030	2.679%	290,000	292,827
07/14/2031	2.608%	2,135,000	2,125,244
Total			19,292,771
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	885,000	903,136
Cemex SAB de CV(a)
07/11/2031	3.875%	600,000	601,500
CRH America Finance, Inc.(a)
05/09/2027	3.400%	311,000	338,995
Martin Marietta Materials, Inc.
06/01/2027	3.450%	395,000	430,410
Masco Corp.
10/01/2030	2.000%	400,000	386,831
08/15/2032	6.500%	540,000	714,003
PGT Innovations, Inc.(a)
10/01/2029	4.375%	640,000	644,608
Standard Industries, Inc.(a)
01/15/2028	4.750%	1,590,000	1,656,692
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,020,000	1,073,293
Total			6,749,468

16	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 1.3%
Altice Financing SA(a)
01/15/2028	5.000%	2,135,000	2,036,145
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	3,555,000	3,702,115
06/01/2029	5.375%	4,990,000	5,391,878
03/01/2030	4.750%	4,595,000	4,803,402
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	893,000	915,616
02/15/2028	3.750%	500,000	547,449
04/01/2038	5.375%	286,000	345,524
06/01/2041	3.500%	3,536,000	3,480,196
03/01/2050	4.800%	2,987,000	3,364,640
04/01/2051	3.700%	1,260,000	1,219,872
06/01/2052	3.900%	3,793,000	3,769,948
12/01/2061	4.400%	1,242,000	1,295,945
Charter Communications Operating LLC/Capital(h)
01/15/2029	2.250%	6,124,000	6,120,666
03/01/2042	3.500%	4,045,000	3,949,020
Comcast Corp.
10/15/2025	3.950%	199,000	220,825
03/01/2026	3.150%	212,000	229,074
01/15/2031	1.950%	320,000	314,632
02/15/2031	1.500%	3,980,000	3,767,799
08/15/2034	4.200%	400,000	468,052
03/01/2038	3.900%	2,000,000	2,277,556
11/01/2039	3.250%	640,000	676,788
04/01/2040	3.750%	2,661,000	2,995,077
11/01/2049	3.999%	170,000	196,784
02/01/2050	3.450%	181,000	192,320
11/01/2052	4.049%	142,000	164,850
Comcast Corp.(a)
11/01/2051	2.887%	912,000	874,485
11/01/2063	2.987%	978,000	916,854
Cox Communications, Inc.(a)
10/01/2030	1.800%	1,180,000	1,124,040
10/01/2050	2.950%	850,000	796,136
CSC Holdings LLC
06/01/2024	5.250%	970,000	1,038,723
CSC Holdings LLC(a)
02/01/2029	6.500%	4,167,000	4,512,736
DIRECTV Holdings LLC/Financing Co., Inc.(a)
08/15/2027	5.875%	1,025,000	1,070,119
DISH DBS Corp.
11/15/2024	5.875%	2,105,000	2,262,864
07/01/2026	7.750%	3,145,000	3,553,623
Hughes Satellite Systems Corp.
08/01/2026	6.625%	1,185,000	1,348,168
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	1,855,000	1,935,340
07/01/2029	5.500%	2,365,000	2,563,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCI Communications, Inc.
02/15/2028	7.125%	415,000	545,864
Time Warner Cable LLC
05/01/2037	6.550%	600,000	811,182
06/15/2039	6.750%	1,400,000	1,915,074
Videotron Ltd.(a)
06/15/2024	5.375%	960,000	1,047,060
04/15/2027	5.125%	690,000	716,081
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	910,000	960,288
Total			80,438,226
Chemicals 0.5%
Air Liquide Finance SA(a)
09/27/2023	2.250%	315,000	325,222
Air Products & Chemicals, Inc.
05/15/2027	1.850%	566,000	582,205
Albemarle Corp.
12/01/2044	5.450%	270,000	346,911
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	1,435,000	1,491,731
Chemours Co. (The)(a)
11/15/2028	5.750%	1,595,000	1,673,398
Chevron Phillips Chemical Co. LLC /LP(a)
04/01/2025	5.125%	346,000	392,995
DowDuPont, Inc.
11/15/2038	5.319%	290,000	375,019
Element Solutions, Inc.(a)
09/01/2028	3.875%	1,460,000	1,483,304
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	990,000	1,000,363
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%	885,000	883,919
11/15/2040	3.268%	505,000	519,549
12/01/2050	3.468%	390,000	407,404
International Flavors & Fragrances, Inc.
09/26/2028	4.450%	210,000	242,075
09/26/2048	5.000%	261,000	335,598
LYB International Finance III LLC
10/01/2025	1.250%	375,000	374,289
05/01/2030	3.375%	1,950,000	2,116,215
10/01/2040	3.375%	2,821,000	2,911,936
04/01/2051	3.625%	1,849,000	1,931,592
Nutrien Ltd.
04/01/2029	4.200%	155,000	176,555
03/15/2035	4.125%	700,000	793,243
04/01/2049	5.000%	220,000	287,817

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	17

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Olin Corp.
09/15/2027	5.125%	345,000	358,269
08/01/2029	5.625%	455,000	497,554
PPG Industries, Inc.
03/15/2026	1.200%	213,000	211,809
Trinseo Materials Operating SCA/Finance, Inc.(a)
09/01/2025	5.375%	1,210,000	1,232,237
Union Carbide Corp.
10/01/2096	7.750%	920,000	1,648,569
Westlake Chemical Corp.
08/15/2026	3.600%	1,024,000	1,125,924
11/15/2047	4.375%	975,000	1,114,353
08/15/2051	3.125%	2,701,000	2,547,521
Total			27,387,576
Construction Machinery 0.2%
Herc Holdings, Inc.(a)
07/15/2027	5.500%	1,020,000	1,070,138
John Deere Capital Corp.
07/05/2022	0.550%	2,870,000	2,878,045
04/06/2023	1.200%	2,210,000	2,239,922
United Rentals North America, Inc.
01/15/2028	4.875%	2,150,000	2,274,380
01/15/2030	5.250%	765,000	836,154
02/15/2031	3.875%	1,055,000	1,080,369
Total			10,379,008
Consumer Cyclical Services 0.2%
ADT Security Corp. (The)(a)
07/15/2032	4.875%	580,000	584,743
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	920,000	917,538
06/01/2028	4.625%	910,000	907,889
Arches Buyer, Inc.(a)
06/01/2028	4.250%	1,295,000	1,313,294
Booking Holdings, Inc.
03/15/2023	2.750%	321,000	331,565
Brink’s Co. (The)(a)
10/15/2027	4.625%	870,000	904,503
Ford Foundation (The)
06/01/2070	2.815%	440,000	435,261
Garda World Security Corp(a)
02/15/2027	4.625%	1,050,000	1,050,049
Prime Security Services Borrower LLC/Finance, Inc.(a)
04/15/2026	5.750%	1,980,000	2,141,184
Service Corp. International
06/01/2029	5.125%	980,000	1,065,841
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Staples, Inc.(a)
04/15/2026	7.500%	1,140,000	1,156,112
Uber Technologies, Inc.(a)
05/15/2025	7.500%	985,000	1,050,885
Total			11,858,864
Consumer Products 0.3%
ACCO Brands Corp.(a)
03/15/2029	4.250%	1,285,000	1,293,497
Central Garden & Pet Co.
10/15/2030	4.125%	1,255,000	1,289,314
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	1,480,000	1,562,564
Energizer Holdings, Inc.(a)
06/15/2028	4.750%	1,540,000	1,567,658
Estee Lauder Companies, Inc. (The)
03/15/2031	1.950%	2,817,000	2,802,247
Mattel, Inc.(a)
04/01/2026	3.375%	770,000	794,038
04/01/2029	3.750%	645,000	672,452
Mead Johnson Nutrition Co.
06/01/2044	4.600%	350,000	450,891
Natura Cosmeticos SA(a)
05/03/2028	4.125%	300,000	303,816
Newell Brands, Inc.(k)
04/01/2036	5.875%	365,000	452,344
Newell, Inc.
04/01/2026	4.200%	975,000	1,074,602
Prestige Brands, Inc.(a)
01/15/2028	5.125%	860,000	898,526
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	1,635,000	1,707,682
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	1,205,000	1,297,768
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,370,000	1,411,384
Unilever Capital Corp.
03/22/2025	3.375%	230,000	248,263
Valvoline, Inc.(a)
02/15/2030	4.250%	825,000	854,950
Total			18,681,996
Diversified Manufacturing 0.2%
Amsted Industries, Inc.(a)
07/01/2027	5.625%	850,000	886,559

18	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWX Technologies, Inc.(a)
06/30/2028	4.125%	705,000	723,978
04/15/2029	4.125%	545,000	558,017
Eaton Corp.
04/01/2024	7.625%	170,000	196,161
General Electric Co.
05/01/2030	3.625%	607,000	674,700
Griffon Corp.
03/01/2028	5.750%	1,020,000	1,077,212
Madison IAQ LLC(a)
06/30/2028	4.125%	1,365,000	1,364,455
Nvent Finance Sarl
04/15/2028	4.550%	450,000	494,161
RBS Global, Inc./Rexnord LLC(a)
12/15/2025	4.875%	875,000	896,332
Rockwell Automation, Inc.
08/15/2023	0.350%	1,403,000	1,403,386
Roper Technologies, Inc.
09/15/2027	1.400%	569,000	560,548
06/30/2030	2.000%	242,000	237,386
TriMas Corp.(a)
04/15/2029	4.125%	725,000	743,008
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	790,000	829,930
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	305,000	325,743
06/15/2028	7.250%	1,805,000	1,999,202
WW Grainger, Inc.
06/15/2045	4.600%	200,000	256,794
Xylem, Inc.
01/30/2031	2.250%	176,000	175,931
Total			13,403,503
Electric 2.1%
AEP Transmission Co., LLC
09/15/2049	3.150%	440,000	457,256
AES Corp. (The)
01/15/2026	1.375%	2,018,000	1,983,553
Alabama Power Co.
02/15/2033	5.700%	467,000	607,459
05/15/2038	6.125%	70,000	99,489
07/15/2051	3.125%	360,000	369,032
Alexander Funding Trust(a)
11/15/2023	1.841%	1,000,000	1,018,186
Appalachian Power Co.
03/01/2049	4.500%	215,000	262,974
Ausgrid Finance Pty Ltd.(a)
05/01/2023	3.850%	850,000	882,201
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Baltimore Gas & Electric Co.
08/15/2046	3.500%	376,000	409,250
Baltimore Gas and Electric Co.
06/15/2031	2.250%	1,397,000	1,405,776
Berkshire Hathaway Energy Co.
11/15/2023	3.750%	333,000	353,211
02/01/2025	3.500%	180,000	193,401
Black Hills Corp.
10/15/2049	3.875%	847,000	913,587
Calpine Corp.(a)
06/01/2026	5.250%	730,000	750,729
02/15/2028	4.500%	1,855,000	1,892,814
China Southern Power Grid International Finance BVI Co., Ltd.(a)
05/08/2027	3.500%	720,000	784,886
CMS Energy Corp.
08/15/2027	3.450%	300,000	328,934
Commonwealth Edison Co.
06/15/2046	3.650%	243,000	272,817
Connecticut Light & Power Co. (The)
04/01/2048	4.000%	236,000	280,857
Consumers Energy Co.
08/15/2052	2.650%	1,035,000	985,660
05/01/2060	2.500%	799,000	704,521
08/31/2064	4.350%	547,000	685,859
Dominion Energy, Inc.
04/15/2026	1.450%	1,184,000	1,189,711
08/15/2031	2.250%	1,414,000	1,410,412
08/01/2033	5.250%	448,000	558,694
04/15/2041	3.300%	761,000	794,605
DTE Electric Co.
06/15/2042	3.950%	364,000	413,754
03/01/2050	2.950%	2,084,000	2,091,328
DTE Energy Co.
06/01/2025	1.050%	981,000	973,008
03/01/2030	2.950%	1,261,000	1,324,081
Duke Energy Carolinas LLC
12/01/2028	6.000%	205,000	257,542
04/15/2031	2.550%	953,000	987,969
12/15/2041	4.250%	313,000	372,487
Duke Energy Corp.
09/01/2026	2.650%	213,000	224,860
06/15/2031	2.550%	3,726,000	3,784,541
06/15/2041	3.300%	465,000	475,352
06/15/2051	3.500%	1,273,000	1,313,661
Duke Energy Indiana LLC
05/15/2046	3.750%	188,000	208,455
Duke Energy Ohio, Inc.
02/01/2049	4.300%	295,000	361,043

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	19

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Progress LLC
04/01/2035	5.700%	300,000	398,772
10/15/2046	3.700%	323,000	360,114
09/15/2047	3.600%	300,000	329,989
08/15/2050	2.500%	1,415,000	1,280,191
Duquesne Light Holdings, Inc.(a)
08/01/2027	3.616%	700,000	756,592
10/01/2030	2.532%	1,095,000	1,084,245
Edison International
06/15/2027	5.750%	170,000	195,780
Emera US Finance LP
06/15/2046	4.750%	600,000	709,524
Enel Finance International NV(a)
05/25/2027	3.625%	380,000	420,439
04/06/2028	3.500%	335,000	366,493
07/12/2028	1.875%	1,636,000	1,625,656
07/12/2031	2.250%	1,764,000	1,739,705
Entergy Arkansas LLC
06/15/2051	2.650%	2,186,000	2,036,432
Entergy Arkansas, Inc.
04/01/2026	3.500%	307,000	335,376
Entergy Corp.
09/01/2026	2.950%	336,000	357,454
Entergy Louisiana LLC
06/01/2031	3.050%	472,000	503,150
03/15/2051	2.900%	620,000	600,903
Evergy Kansas Central, Inc.
04/15/2050	3.450%	1,057,000	1,130,879
Evergy, Inc.
09/15/2024	2.450%	1,751,000	1,828,286
Eversource Energy
08/15/2026	1.400%	1,414,000	1,410,334
Exelon Generation Co. LLC
06/15/2022	4.250%	384,000	390,560
06/01/2025	3.250%	440,000	469,102
10/01/2039	6.250%	300,000	383,084
06/15/2042	5.600%	1,100,000	1,330,404
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	325,000	379,993
Florida Power & Light Co.
09/01/2035	5.400%	600,000	781,056
Fortis, Inc.
10/04/2026	3.055%	620,000	665,430
Interstate Power & Light Co.
09/30/2049	3.500%	722,000	786,526
ITC Holdings Corp.
11/15/2022	2.700%	1,894,000	1,938,050
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ITC Holdings Corp.(a)
05/14/2030	2.950%	530,000	556,716
Jersey Central Power & Light Co.(a)
01/15/2026	4.300%	260,000	286,724
03/01/2032	2.750%	1,540,000	1,577,732
Jersey Central Power & Light Co.
06/01/2037	6.150%	150,000	200,797
Kansas City Power & Light Co.
10/01/2041	5.300%	750,000	1,000,944
06/15/2047	4.200%	400,000	480,247
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,095,000	2,346,807
MidAmerican Energy Co.
11/01/2035	5.750%	600,000	814,400
08/01/2052	2.700%	1,218,000	1,171,426
Mid-Atlantic Interstate Transmission LLC(a)
05/15/2028	4.100%	528,000	591,246
Mississippi Power Co.
03/30/2028	3.950%	2,310,000	2,590,202
03/15/2042	4.250%	645,000	761,434
07/30/2051	3.100%	1,685,000	1,695,174
Nevada Power Co.
04/01/2036	6.650%	225,000	329,092
09/15/2040	5.375%	546,000	711,163
New England Power Co.(a)
12/05/2047	3.800%	168,000	183,826
NextEra Energy Capital Holdings, Inc.
06/15/2028	1.900%	1,865,000	1,870,214
Niagara Mohawk Power Corp.(a)
10/01/2034	4.278%	753,000	865,713
Northern States Power Co.
04/01/2052	3.200%	948,000	1,006,797
NRG Energy, Inc.(a)
12/02/2025	2.000%	860,000	875,218
12/02/2027	2.450%	960,000	971,119
06/15/2029	4.450%	585,000	645,986
06/15/2029	5.250%	605,000	645,253
NRG Energy, Inc.
01/15/2027	6.625%	253,000	262,187
01/15/2028	5.750%	1,415,000	1,505,764
NSTAR Electric Co.
06/01/2051	3.100%	866,000	900,624
Ohio Power Co.
10/01/2051	2.900%	1,195,000	1,156,843
Oklahoma Gas and Electric Co.
05/26/2023	0.553%	30,000	29,992
Oncor Electric Delivery Co. LLC
03/15/2029	5.750%	155,000	193,251

20	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pacific Gas & Electric Co.
03/01/2026	2.950%	435,000	446,677
08/15/2042	3.750%	183,000	165,755
02/15/2044	4.750%	468,000	478,449
Pacific Gas and Electric Co.(b)
3-month USD LIBOR + 1.375% 11/15/2021	1.500%	1,810,000	1,810,709
Pacific Gas and Electric Co.
06/16/2022	1.750%	2,255,000	2,252,040
03/10/2023	1.367%	1,075,000	1,071,409
07/01/2025	3.450%	690,000	720,605
08/01/2027	2.100%	2,271,000	2,215,982
07/01/2040	4.500%	481,000	491,843
06/01/2041	4.200%	814,000	806,570
04/15/2042	4.450%	1,000,000	996,150
03/15/2045	4.300%	310,000	305,777
12/01/2047	3.950%	2,097,000	2,006,458
07/01/2050	4.950%	1,405,000	1,491,446
08/01/2050	3.500%	338,000	307,172
PacifiCorp
10/15/2037	6.250%	200,000	283,227
06/15/2052	2.900%	1,213,000	1,177,233
PECO Energy Co.
06/15/2050	2.800%	490,000	482,304
09/15/2051	2.850%	1,694,000	1,671,454
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	936,000	985,295
PG&E Corp.
07/01/2028	5.000%	816,000	831,457
07/01/2030	5.250%	610,000	624,403
Potomac Electric Power Co.
12/15/2038	7.900%	160,000	260,448
03/15/2043	4.150%	250,000	297,409
Public Service Co. of Colorado
06/15/2031	1.875%	2,148,000	2,110,612
Public Service Co. of New Hampshire
11/01/2023	3.500%	303,000	320,025
Public Service Co. of Oklahoma
08/15/2031	2.200%	1,414,000	1,397,127
08/15/2051	3.150%	948,000	946,138
Public Service Electric and Gas Co.
08/15/2031	1.900%	1,872,000	1,843,273
05/01/2050	2.700%	1,627,000	1,581,093
08/01/2050	2.050%	390,000	334,591
Public Service Enterprise Group, Inc.
08/15/2030	1.600%	608,000	574,871
Puget Sound Energy, Inc.
09/15/2051	2.893%	800,000	775,380
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
San Diego Gas & Electric Co.
06/01/2026	6.000%	179,000	215,400
08/15/2051	2.950%	535,000	531,055
Southern California Edison Co.
03/01/2028	3.650%	200,000	217,205
01/15/2036	5.550%	130,000	158,957
02/01/2038	5.950%	210,000	272,993
03/01/2048	4.125%	1,054,000	1,149,049
Southern Co. (The)
07/01/2026	3.250%	250,000	269,101
Southern Power Co.
09/15/2041	5.150%	1,166,000	1,432,718
Southwestern Electric Power Co.
04/01/2045	3.900%	428,000	466,815
Southwestern Public Service Co.
08/15/2041	4.500%	338,000	414,416
Toledo Edison Co. (The)
05/15/2037	6.150%	600,000	825,098
Trans-Allegheny Interstate Line Co.(a)
06/01/2025	3.850%	660,000	710,813
Union Electric Co.
06/15/2027	2.950%	286,000	306,449
Virginia Electric and Power Co.
03/15/2023	2.750%	127,000	130,673
12/15/2050	2.450%	1,094,000	985,831
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	1,860,000	1,925,442
07/31/2027	5.000%	1,185,000	1,223,977
WEC Energy Group, Inc.
03/15/2024	0.800%	2,368,000	2,374,153
10/15/2027	1.375%	1,358,000	1,333,440
Wisconsin Electric Power Co.
06/01/2025	3.100%	192,000	204,685
Xcel Energy, Inc.
09/15/2041	4.800%	90,000	110,521
Total			130,527,538
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	1,000,000	1,039,507
GFL Environmental, Inc.(a)
08/01/2025	3.750%	970,000	997,965
08/01/2028	4.000%	640,000	635,374
09/01/2028	3.500%	805,000	809,764
Republic Services, Inc.
02/15/2031	1.450%	378,000	353,942

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	21

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stericycle, Inc.(a)
07/15/2024	5.375%	475,000	488,116
01/15/2029	3.875%	795,000	799,621
Total			5,124,289
Finance Companies 1.1%
AerCap Ireland Capital DAC/Global Aviation Trust
12/16/2021	4.450%	720,000	723,451
01/23/2023	3.300%	935,000	963,790
07/03/2023	4.125%	500,000	526,589
09/15/2023	4.500%	2,905,000	3,095,612
02/15/2024	3.150%	2,875,000	2,997,228
08/14/2024	2.875%	632,000	657,732
01/15/2025	3.500%	218,000	229,501
07/15/2025	6.500%	1,285,000	1,491,276
04/03/2026	4.450%	400,000	436,904
Air Lease Corp.
07/03/2023	3.875%	1,000,000	1,052,566
09/15/2023	3.000%	520,000	540,465
03/01/2025	3.250%	645,000	680,704
07/01/2025	3.375%	515,000	546,887
01/15/2026	2.875%	1,540,000	1,606,721
10/01/2029	3.250%	659,000	686,734
Aviation Capital Group LLC(a)
05/01/2023	3.875%	350,000	365,145
12/15/2024	5.500%	1,222,000	1,369,536
08/01/2025	4.125%	835,000	899,310
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%	1,904,000	1,958,646
01/15/2026	5.500%	2,935,000	3,294,983
02/21/2026	2.125%	730,000	723,165
04/15/2026	4.250%	830,000	893,945
05/01/2026	4.375%	790,000	853,483
11/18/2027	2.528%	7,382,000	7,260,207
FS KKR Capital Corp.
01/15/2026	3.400%	3,726,000	3,891,806
01/15/2027	2.625%	1,397,000	1,400,360
GE Capital Funding LLC
05/15/2025	3.450%	1,088,000	1,173,637
05/15/2030	4.400%	4,028,000	4,679,272
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	6,597,000	7,930,366
International Lease Finance Corp.
01/15/2022	8.625%	1,000,000	1,022,418
Navient Corp.
03/25/2024	6.125%	780,000	835,339
Oaktree Specialty Lending Corp.
01/15/2027	2.700%	987,000	990,911
Owl Rock Capital Corp.
07/15/2026	3.400%	4,070,000	4,238,509
06/11/2028	2.875%	981,000	978,457
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	175,000	183,002
02/15/2024	5.500%	188,000	205,293
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	1,705,000	1,724,058
SMBC Aviation Capital Finance DAC(a)
07/15/2022	3.000%	693,000	705,311
Springleaf Finance Corp.
03/15/2025	6.875%	575,000	646,032
03/15/2026	7.125%	2,020,000	2,336,134
Total			66,795,485
Food and Beverage 1.2%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	7,907,000	9,558,376
02/01/2046	4.900%	2,987,000	3,709,479
Anheuser-Busch InBev Finance, Inc.
02/01/2044	4.625%	30,000	35,526
Anheuser-Busch InBev Worldwide, Inc.
06/01/2030	3.500%	937,000	1,026,627
04/15/2038	4.375%	2,784,000	3,250,104
06/01/2040	4.350%	1,480,000	1,725,188
07/15/2042	3.750%	855,000	919,777
04/15/2048	4.600%	1,195,000	1,430,549
10/06/2048	4.439%	690,000	809,743
06/01/2050	4.500%	1,279,000	1,530,273
04/15/2058	4.750%	100,000	122,742
Aramark Services, Inc.(a)
05/01/2025	6.375%	645,000	679,000
Bacardi Ltd.(a)
05/15/2028	4.700%	999,000	1,157,273
05/15/2048	5.300%	1,907,000	2,477,599
Bunge Ltd. Finance Corp.
08/17/2025	1.630%	1,631,000	1,649,395
09/25/2027	3.750%	4,740,000	5,234,262
05/14/2031	2.750%	5,858,000	5,939,246
Campbell Soup Co.
04/24/2030	2.375%	600,000	603,878
04/24/2050	3.125%	249,000	243,302
Cargill, Inc.(a)
03/01/2023	3.250%	140,000	145,729
07/23/2023	1.375%	1,193,000	1,214,899
11/01/2036	7.250%	300,000	432,577
Coca-Cola Femsa SAB de CV
01/22/2030	2.750%	750,000	774,500
09/01/2032	1.850%	1,000,000	947,710
Conagra Brands, Inc.
11/01/2038	5.300%	180,000	228,773
11/01/2048	5.400%	510,000	682,887

22	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Constellation Brands, Inc.
11/15/2025	4.400%	251,000	280,969
11/15/2048	5.250%	144,000	190,145
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	1,010,000	1,049,841
Diageo Capital PLC
09/29/2025	1.375%	1,020,000	1,031,012
Fomento Economico Mexicano SAB de CV
01/16/2050	3.500%	1,270,000	1,329,687
General Mills, Inc.(a)
02/01/2051	3.000%	100,000	99,862
Keurig Dr Pepper, Inc.
05/25/2025	4.417%	250,000	277,784
06/15/2027	3.430%	135,000	148,210
05/25/2038	4.985%	323,000	404,534
Kraft Heinz Foods Co.
06/01/2046	4.375%	930,000	1,061,123
Lamb Weston Holdings, Inc.(a)
11/01/2026	4.875%	250,000	256,317
05/15/2028	4.875%	1,095,000	1,203,966
MARB BondCo PLC(a)
01/29/2031	3.950%	500,000	477,472
McCormick & Co., Inc.
04/15/2030	2.500%	602,000	615,911
Molson Coors Brewing Co.
07/15/2046	4.200%	3,273,000	3,622,351
Mondelez International, Inc.
05/04/2025	1.500%	410,000	415,584
Nestle Holdings, Inc.(a)
09/14/2028	1.500%	1,702,000	1,684,594
09/14/2031	1.875%	1,862,000	1,844,627
PepsiCo, Inc.
10/06/2046	3.450%	965,000	1,066,283
Performance Food Group, Inc.(a)
10/15/2027	5.500%	1,220,000	1,276,777
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	625,000	662,825
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,550,000	1,610,438
04/15/2030	4.625%	915,000	922,436
Smithfield Foods, Inc.(a)
10/15/2030	3.000%	1,820,000	1,830,002
Sodexo, Inc.(a)
04/16/2026	1.634%	2,606,000	2,622,307
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tyson Foods, Inc.
08/15/2034	4.875%	200,000	245,595
08/15/2044	5.150%	825,000	1,074,295
Total			73,834,361
Gaming 0.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	640,000	692,800
Boyd Gaming Corp.
12/01/2027	4.750%	255,000	263,275
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	1,020,000	1,074,876
GLP Capital LP/Financing II, Inc.
01/15/2029	5.300%	946,000	1,095,969
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	1,088,452
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	1,250,000	1,359,100
02/01/2027	5.750%	645,000	741,363
MGM Resorts International
04/15/2027	5.500%	1,130,000	1,229,095
Scientific Games International, Inc.(a)
10/15/2025	5.000%	800,000	822,594
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	1,170,000	1,221,842
12/01/2029	4.625%	1,125,000	1,217,736
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	715,000	729,548
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	710,000	748,781
10/01/2029	5.125%	805,000	810,987
Total			13,096,418
Health Care 1.6%
Abbott Laboratories
01/30/2028	1.150%	266,000	260,790
11/30/2036	4.750%	297,000	378,106
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	1,415,000	1,487,599
AdaptHealth LLC(a)
08/01/2029	4.625%	1,450,000	1,449,919
Advocate Health & Hospitals Corp.
06/15/2030	2.211%	235,000	237,317
Ascension Health
11/15/2029	2.532%	341,000	357,419
Avantor Funding, Inc.(a)
07/15/2028	4.625%	1,400,000	1,474,891

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	23

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	47,570
12/15/2044	4.685%	900,000	1,116,982
Boston Scientific Corp.
03/01/2029	4.000%	184,000	208,534
03/01/2039	4.550%	170,000	206,465
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	975,000	999,459
Children’s Hospital Corp. (The)
02/01/2050	2.585%	680,000	649,739
Children’s Hospital/DC
07/15/2050	2.928%	760,000	746,465
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	1,095,000	1,147,421
01/15/2029	6.000%	1,250,000	1,324,896
Cigna Corp.
02/25/2026	4.500%	577,000	650,217
07/15/2046	4.800%	218,000	271,465
03/15/2051	3.400%	1,260,000	1,301,894
CommonSpirit Health
10/01/2025	1.547%	675,000	678,268
10/01/2030	2.782%	670,000	689,937
10/01/2050	3.910%	660,000	721,207
Cottage Health Obligated Group
11/01/2049	3.304%	610,000	648,270
CVS Health Corp.
03/09/2023	3.700%	343,000	358,188
08/15/2026	3.000%	1,008,000	1,082,065
03/25/2028	4.300%	839,000	956,695
08/15/2029	3.250%	534,000	574,217
02/28/2031	1.875%	944,000	910,789
03/25/2038	4.780%	1,483,000	1,815,223
08/21/2040	2.700%	1,863,000	1,784,566
03/25/2048	5.050%	3,986,000	5,140,365
CVS Pass-Through Trust(a)
10/10/2025	6.204%	111,060	120,963
01/10/2032	7.507%	97,621	123,523
01/10/2034	5.926%	679,879	818,554
01/10/2036	4.704%	1,673,146	1,901,576
08/11/2036	4.163%	146,499	161,750
DaVita, Inc.(a)
06/01/2030	4.625%	2,070,000	2,130,769
DH Europe Finance II Sarl
11/15/2022	2.050%	1,491,000	1,519,450
11/15/2029	2.600%	1,904,000	1,985,323
DH Europe Finance II SARL
11/15/2024	2.200%	2,569,000	2,674,231
Encompass Health Corp.
02/01/2028	4.500%	880,000	912,896
02/01/2030	4.750%	865,000	910,203
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hackensack Meridian Health, Inc.
09/01/2050	2.875%	1,000,000	993,319
Hartford HealthCare Corp.
07/01/2054	3.447%	1,350,000	1,405,284
HCA, Inc.
02/01/2025	5.375%	6,791,000	7,587,501
02/15/2026	5.875%	2,650,000	3,049,689
06/15/2026	5.250%	1,700,000	1,950,991
09/01/2028	5.625%	3,810,000	4,533,377
02/01/2029	5.875%	3,196,000	3,840,831
06/15/2029	4.125%	1,000,000	1,117,128
06/15/2039	5.125%	660,000	815,266
06/15/2047	5.500%	300,000	387,381
07/15/2051	3.500%	215,000	213,280
Hill-Rom Holdings, Inc.(a)
09/15/2027	4.375%	1,040,000	1,087,327
Hologic, Inc.(a)
02/15/2029	3.250%	1,480,000	1,479,522
IQVIA, Inc.(a)
05/15/2027	5.000%	1,628,000	1,691,744
Memorial Health Services
11/01/2049	3.447%	1,230,000	1,359,608
MultiCare Health System
08/15/2050	2.803%	570,000	564,079
NYU Langone Hospitals
07/01/2055	3.380%	550,000	569,138
Owens & Minor, Inc.
12/15/2024	4.375%	865,000	914,289
Providence St Joseph Health Obligated Group
10/01/2026	2.746%	307,000	325,660
Quest Diagnostics, Inc.
06/30/2031	2.800%	525,000	547,904
STERIS Irish FinCo Unlimited, Co.
03/15/2051	3.750%	3,633,000	3,923,604
Tenet Healthcare Corp.(a)
09/01/2024	4.625%	1,480,000	1,513,619
02/01/2027	6.250%	1,400,000	1,455,117
11/01/2027	5.125%	2,860,000	2,989,952
06/01/2029	4.250%	615,000	624,624
Thermo Fisher Scientific, Inc.
10/15/2028	1.750%	3,200,000	3,192,390
03/25/2030	4.497%	1,329,000	1,570,700
10/15/2031	2.000%	1,592,000	1,559,275
10/15/2041	2.800%	756,000	753,878
Universal Health Services, Inc.(a)
10/15/2030	2.650%	830,000	835,728
Yale-New Haven Health Services Corp.
07/01/2050	2.496%	950,000	879,657

24	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zimmer Biomet Holdings, Inc.
03/19/2023	3.700%	174,000	181,542
Total			96,849,580
Healthcare Insurance 0.4%
Aetna, Inc.
12/15/2037	6.750%	590,000	862,107
08/15/2047	3.875%	741,000	821,763
Anthem, Inc.
12/01/2024	3.350%	350,000	375,674
03/01/2028	4.101%	193,000	218,247
12/01/2047	4.375%	94,000	113,205
Centene Corp.
12/15/2027	4.250%	2,160,000	2,260,568
07/15/2028	2.450%	5,126,000	5,150,777
12/15/2029	4.625%	2,305,000	2,510,627
02/15/2030	3.375%	2,085,000	2,158,066
Humana, Inc.
02/03/2027	1.350%	1,731,000	1,706,799
UnitedHealth Group, Inc.
03/15/2026	3.100%	219,000	237,759
05/15/2031	2.300%	2,468,000	2,518,707
07/15/2035	4.625%	658,000	820,413
08/15/2039	3.500%	725,000	800,729
05/15/2040	2.750%	717,000	719,727
05/15/2041	3.050%	491,000	508,097
05/15/2050	2.900%	712,000	713,556
05/15/2051	3.250%	1,583,000	1,687,721
Total			24,184,542
Healthcare REIT 0.1%
HCP, Inc.
07/15/2029	3.500%	703,000	769,591
Healthcare Trust of America Holdings LP
07/01/2027	3.750%	270,000	298,386
03/15/2031	2.000%	730,000	701,360
MPT Operating Partnership LP/Finance Corp.
08/01/2029	4.625%	850,000	910,905
Sabra Health Care LP
12/01/2031	3.200%	440,000	432,558
Ventas Realty LP
01/15/2026	4.125%	73,000	80,501
10/15/2026	3.250%	185,000	198,111
04/01/2027	3.850%	246,000	271,948
Welltower, Inc.
02/15/2027	2.700%	294,000	310,619
01/15/2030	3.100%	177,000	186,985
03/15/2041	6.500%	181,000	260,378
Total			4,421,342
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 0.1%
Lennar Corp.
04/30/2024	4.500%	430,000	465,237
11/29/2027	4.750%	1,690,000	1,957,777
MDC Holdings, Inc.
01/15/2030	3.850%	1,900,000	2,042,469
Weekley Homes LLC/Finance Corp.(a)
09/15/2028	4.875%	1,025,000	1,066,879
Total			5,532,362
Independent Energy 0.7%
Aker BP ASA(a)
01/15/2031	4.000%	1,380,000	1,502,288
Antero Resources Corp.(a)
07/15/2026	8.375%	1,275,000	1,444,161
Apache Corp.
11/15/2025	4.625%	1,005,000	1,081,620
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	1,195,000	1,251,920
CNX Resources Corp.(a)
01/15/2029	6.000%	830,000	878,081
Comstock Resources, Inc.(a)
03/01/2029	6.750%	805,000	869,949
ConocoPhillips(a)
02/15/2031	2.400%	210,000	213,336
Continental Resources, Inc.(a)
01/15/2031	5.750%	840,000	1,015,246
Devon Energy Corp.
07/15/2041	5.600%	235,000	294,651
05/15/2042	4.750%	496,000	563,634
06/15/2045	5.000%	1,743,000	2,045,275
Diamondback Energy, Inc.
05/31/2025	4.750%	1,295,000	1,445,181
12/01/2026	3.250%	690,000	737,537
03/24/2051	4.400%	804,000	911,650
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	840,000	875,385
EQT Corp.(a)
05/15/2026	3.125%	405,000	414,975
EQT Corp.
10/01/2027	3.900%	1,382,000	1,498,463
Hess Corp.
01/15/2040	6.000%	810,000	1,044,057
Lundin Energy Finance BV(a)
07/15/2026	2.000%	5,806,000	5,841,919
07/15/2031	3.100%	4,341,000	4,402,060

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	25

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marathon Oil Corp.
10/01/2037	6.600%	150,000	199,038
06/01/2045	5.200%	607,000	723,838
MEG Energy Corp.(a)
01/15/2025	6.500%	640,000	658,470
02/01/2027	7.125%	400,000	420,112
Newfield Exploration Co.
01/01/2026	5.375%	1,115,000	1,259,118
Occidental Petroleum Corp.
09/01/2025	5.875%	2,100,000	2,354,299
07/15/2027	8.500%	735,000	920,632
09/01/2030	6.625%	1,065,000	1,314,379
09/15/2031	7.875%	710,000	946,232
Pioneer Natural Resources Co.
08/15/2030	1.900%	3,791,000	3,625,456
Range Resources Corp.
05/15/2025	4.875%	1,440,000	1,520,097
Southwestern Energy Co.
10/01/2027	7.750%	1,075,000	1,161,205
Southwestern Energy Co.(a)
02/01/2029	5.375%	1,000,000	1,070,648
Total			44,504,912
Integrated Energy 0.4%
BP Capital Markets America, Inc.
02/11/2026	3.410%	520,000	566,864
08/10/2030	1.749%	689,000	670,067
02/24/2050	3.000%	855,000	823,298
11/10/2050	2.772%	705,000	650,161
06/04/2051	2.939%	1,000,000	949,806
03/17/2052	3.001%	590,000	564,742
02/08/2061	3.379%	2,205,000	2,193,756
BP Capital Markets PLC
09/19/2027	3.279%	801,000	876,939
BP Capital Markets PLC(k)
12/31/2049	4.375%	3,790,000	4,041,793
12/31/2059	4.875%	3,065,000	3,365,367
Chevron Corp.
05/11/2027	1.995%	261,000	269,242
Chevron USA, Inc.
10/15/2029	3.250%	485,000	530,884
03/01/2041	6.000%	400,000	579,137
11/15/2044	5.050%	250,000	333,641
08/12/2050	2.343%	1,715,000	1,550,562
ENI SpA(a)
09/12/2023	4.000%	310,000	329,481
Exxon Mobil Corp.
03/19/2025	2.992%	528,000	563,180
08/16/2039	2.995%	815,000	841,807
08/16/2049	3.095%	1,015,000	1,026,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petro-Canada
05/15/2035	5.950%	250,000	326,500
Total Capital International SA
06/29/2041	2.986%	1,400,000	1,425,599
05/29/2050	3.127%	1,400,000	1,409,616
Total			23,889,414
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	1,145,000	1,182,417
Carnival Corp.(a)
08/01/2027	9.875%	1,325,000	1,529,698
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
04/15/2027	5.375%	1,230,000	1,262,291
Cinemark USA, Inc.(a)
05/01/2025	8.750%	670,000	718,744
07/15/2028	5.250%	415,000	408,680
Live Nation Entertainment, Inc.(a)
05/15/2027	6.500%	805,000	886,246
10/15/2027	4.750%	915,000	930,889
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	975,000	1,060,260
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	1,040,000	1,049,631
Six Flags Theme Parks, Inc.(a)
07/01/2025	7.000%	600,000	639,149
Total			9,668,005
Life Insurance 0.9%
AIA Group Ltd.(a)
04/06/2028	3.900%	500,000	556,704
04/09/2029	3.600%	320,000	350,568
Subordinated
09/16/2040	3.200%	540,000	546,063
AIG SunAmerica Global Financing X(a)
03/15/2032	6.900%	585,000	822,040
Athene Global Funding(a)
01/08/2024	0.950%	472,000	474,260
01/08/2026	1.450%	1,050,000	1,052,668
11/12/2026	2.950%	3,060,000	3,262,656
03/24/2028	2.500%	3,300,000	3,370,098
08/19/2028	1.985%	2,357,000	2,330,895
Athene Global Funding(a),(h)
10/02/2026	1.730%	2,828,000	2,826,935
10/04/2031	2.646%	3,111,000	3,110,587
Brighthouse Financial, Inc.
06/22/2047	4.700%	737,000	828,085
CNO Global Funding(a),(h)
10/07/2026	1.750%	2,922,000	2,921,591

26	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dai-ichi Life Insurance Co. Ltd. (The)(a),(k)
Junior Subordinated
12/31/2049	4.000%	1,062,000	1,150,219
F&G Global Funding(a)
06/30/2026	1.750%	130,000	130,792
09/20/2028	2.000%	3,761,000	3,705,473
GA Global Funding Trust(a)
09/13/2024	0.800%	3,272,000	3,257,038
09/15/2028	1.950%	4,441,000	4,376,644
Guardian Life Insurance Co. of America (The)(a)
Subordinated
01/24/2077	4.850%	208,000	268,123
Jackson National Life Global Funding(a)
06/11/2025	3.875%	279,000	304,230
04/29/2026	3.050%	366,000	391,978
John Hancock Life Insurance Co.(a)
Subordinated
02/15/2024	7.375%	250,000	286,879
Manulife Financial Corp.(k)
Subordinated
02/24/2032	4.061%	1,400,000	1,534,188
MetLife, Inc.
09/15/2023	4.368%	205,000	220,487
Metropolitan Life Global Funding I(a)
01/11/2024	3.600%	273,000	291,338
09/19/2027	3.000%	170,000	182,840
New York Life Global Funding(a)
01/10/2028	3.000%	404,000	435,799
New York Life Insurance Co.(a)
Subordinated
05/15/2069	4.450%	256,000	321,867
Pricoa Global Funding I(a)
09/01/2026	1.200%	4,286,000	4,262,074
Prudential Insurance Co. of America (The)(a)
Subordinated
07/01/2025	8.300%	2,060,000	2,555,625
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	177,000	187,973
09/28/2026	1.512%	2,839,000	2,824,646
SBL Holdings, Inc.(a)
02/18/2031	5.000%	3,269,000	3,491,851
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	450,000	581,714
05/15/2047	4.270%	300,000	362,982
Total			53,577,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2029	3.750%	490,000	495,587
Hilton Worldwide Finance LLC/Corp.
04/01/2027	4.875%	1,175,000	1,215,199
Marriott International, Inc.
05/01/2025	5.750%	100,000	114,473
04/15/2031	2.850%	2,321,000	2,342,994
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	770,000	782,076
Total			4,950,329
Media and Entertainment 0.5%
Activision Blizzard, Inc.
09/15/2050	2.500%	3,736,000	3,262,899
AMC Networks, Inc.
02/15/2029	4.250%	1,100,000	1,094,735
CBS Corp.
08/15/2024	3.700%	164,000	176,117
01/15/2027	2.900%	182,000	193,176
01/15/2045	4.600%	184,000	219,705
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,505,000	1,556,973
Discovery Communications LLC
09/20/2047	5.200%	365,000	450,120
05/15/2050	4.650%	295,000	342,461
09/15/2055	4.000%	1,833,000	1,917,178
Grupo Televisa SAB
01/31/2046	6.125%	356,000	489,236
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	1,430,000	1,487,169
Lamar Media Corp.
02/15/2030	4.000%	970,000	998,255
Netflix, Inc.(a)
06/15/2025	3.625%	1,669,000	1,773,603
11/15/2029	5.375%	760,000	920,719
Netflix, Inc.
04/15/2028	4.875%	1,990,000	2,290,545
11/15/2028	5.875%	1,794,000	2,198,128
News Corp.(a)
05/15/2029	3.875%	1,010,000	1,037,987
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	455,000	471,949
Nexstar Escrow, Inc.(a)
07/15/2027	5.625%	1,580,000	1,673,477
Outfront Media Capital LLC/Corp.(a)
06/15/2025	6.250%	920,000	973,066
08/15/2027	5.000%	420,000	430,839

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	27

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	825,000	827,675
Sinclair Television Group, Inc.(a)
12/01/2030	4.125%	1,325,000	1,298,764
TEGNA, Inc.
09/15/2029	5.000%	795,000	818,633
Univision Communications, Inc.(a)
06/01/2027	6.625%	820,000	889,352
Viacom, Inc.
03/15/2043	4.375%	269,000	308,078
09/01/2043	5.850%	727,000	993,487
ViacomCBS, Inc.
01/15/2031	4.950%	521,000	623,893
05/19/2032	4.200%	100,000	114,356
05/19/2050	4.950%	915,000	1,147,494
Walt Disney Co. (The)
07/15/2024	9.500%	139,000	172,199
04/30/2028	7.300%	350,000	464,208
WMG Acquisition Corp.(a)
07/15/2030	3.875%	1,665,000	1,740,927
Total			33,357,403
Metals and Mining 0.6%
Alcoa Nederland Holding BV(a)
05/15/2028	6.125%	1,950,000	2,121,680
Allegheny Technologies, Inc.
12/01/2027	5.875%	840,000	887,804
Anglo American Capital PLC(a)
09/11/2024	3.625%	245,000	262,961
09/11/2027	4.000%	400,000	440,556
09/10/2030	2.625%	836,000	828,661
Arconic Corp.(a)
05/15/2025	6.000%	605,000	635,084
02/15/2028	6.125%	1,375,000	1,457,245
Barrick Gold Corp.
10/15/2035	6.450%	780,000	1,071,871
BHP Billiton Finance U.S.A. Ltd.
03/01/2026	6.420%	468,000	568,612
Cleveland-Cliffs, Inc.(a)
03/01/2029	4.625%	1,250,000	1,276,154
Constellium SE(a)
06/15/2028	5.625%	675,000	709,260
FMG Resources Pty Ltd.(a)
09/15/2027	4.500%	1,365,000	1,442,890
Freeport-McMoRan, Inc.
09/01/2027	5.000%	1,285,000	1,341,754
08/01/2028	4.375%	200,000	209,007
03/01/2030	4.250%	1,775,000	1,880,947
08/01/2030	4.625%	1,040,000	1,122,332
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/14/2034	5.400%	1,388,000	1,667,711
03/15/2043	5.450%	865,000	1,064,404
Glencore Finance Canada Ltd.(a)
11/15/2021	4.950%	378,000	380,016
Glencore Funding LLC(a)
05/30/2023	4.125%	547,000	578,067
09/01/2025	1.625%	3,065,000	3,077,376
09/01/2030	2.500%	3,095,000	3,037,107
09/23/2031	2.625%	1,420,000	1,391,113
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	1,055,000	1,089,429
Nucor Corp.(a)
12/15/2055	2.979%	341,000	332,186
Reliance Steel & Aluminum Co.
08/15/2030	2.150%	590,000	576,698
Steel Dynamics, Inc.
10/15/2027	1.650%	212,000	209,757
04/15/2030	3.450%	279,000	300,898
Teck Resources Ltd.
10/01/2035	6.125%	957,000	1,236,646
07/15/2041	6.250%	1,075,000	1,435,856
03/01/2042	5.200%	1,112,000	1,330,439
Vale Overseas Ltd.
07/08/2030	3.750%	943,000	976,897
Total			34,941,418
Midstream 1.2%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	1,115,000	1,258,969
Antero Midstream Partners LP/Finance Corp.(a)
05/15/2026	7.875%	1,145,000	1,253,281
06/15/2029	5.375%	450,000	464,572
Boardwalk Pipelines LP
05/03/2029	4.800%	395,000	451,923
02/15/2031	3.400%	780,000	821,700
Buckeye Partners LP
12/01/2027	4.125%	560,000	573,052
11/15/2043	5.850%	770,000	770,257
Cameron LNG LLC(a)
01/15/2039	3.701%	885,000	979,715
Cheniere Corpus Christi Holdings LLC
06/30/2027	5.125%	800,000	925,160
11/15/2029	3.700%	580,000	630,754
Cheniere Energy Partners LP
10/01/2029	4.500%	1,755,000	1,866,968
Cheniere Energy Partners LP(a)
01/31/2032	3.250%	850,000	853,208

28	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
07/15/2025	5.375%	595,000	657,895
05/15/2029	5.125%	455,000	512,564
DT Midstream, Inc.(a)
06/15/2029	4.125%	1,685,000	1,715,738
Enable Midstream Partners LP
05/15/2024	3.900%	261,000	277,117
03/15/2027	4.400%	1,856,000	2,057,064
05/15/2028	4.950%	3,147,000	3,540,466
09/15/2029	4.150%	1,099,000	1,191,737
Energy Transfer Operating LP
04/15/2047	5.300%	294,000	343,594
05/15/2050	5.000%	1,485,000	1,714,656
Energy Transfer Partners LP
01/15/2026	4.750%	449,000	501,661
06/01/2041	6.050%	1,312,000	1,627,246
03/15/2045	5.150%	478,000	547,145
12/15/2045	6.125%	842,000	1,071,603
06/15/2048	6.000%	385,000	487,926
EnLink Midstream Partners LP
06/01/2025	4.150%	970,000	1,000,533
Enterprise Products Operating LLC
04/15/2038	7.550%	303,000	464,772
02/15/2043	4.450%	305,000	350,718
EQM Midstream Partners LP
08/01/2024	4.000%	1,430,000	1,483,282
EQT Midstream Partners LP
07/15/2028	5.500%	700,000	769,942
Flex Intermediate Holdco LLC(a)
12/30/2039	4.317%	260,000	268,853
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2027	1.750%	2,905,000	2,939,483
03/31/2034	2.160%	2,168,000	2,132,392
03/31/2036	2.625%	1,270,000	1,252,405
09/30/2040	2.940%	1,999,000	1,998,339
Genesis Energy LP/Finance Corp.
06/15/2024	5.625%	710,000	707,706
Gray Oak Pipeline LLC(a)
09/15/2023	2.000%	650,000	662,907
10/15/2025	2.600%	790,000	810,773
Hess Midstream Operations LP(a)
02/15/2026	5.625%	865,000	897,918
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	710,000	843,846
Kinder Morgan, Inc.
02/15/2031	2.000%	245,000	236,758
08/01/2050	3.250%	269,000	258,021
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
03/15/2028	4.000%	280,000	309,619
08/15/2030	2.650%	341,000	342,589
04/15/2038	4.500%	260,000	290,759
12/01/2047	5.200%	230,000	277,658
04/15/2048	4.700%	400,000	460,972
NGL Energy Operating LLC/Finance Corp.(a)
02/01/2026	7.500%	625,000	636,935
NuStar Logistics LP
06/01/2026	6.000%	900,000	976,370
04/28/2027	5.625%	475,000	506,298
ONEOK Partners LP
10/01/2036	6.650%	423,000	569,416
Phillips 66 Partners LP
10/01/2026	3.550%	171,000	184,375
12/15/2029	3.150%	263,000	274,313
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	385,000	404,920
06/01/2042	5.150%	900,000	1,012,838
06/15/2044	4.700%	680,000	727,430
Sabine Pass Liquefaction LLC
06/30/2026	5.875%	4,180,000	4,915,585
03/15/2027	5.000%	432,000	497,221
Southern Natural Gas Co. LLC
03/01/2032	8.000%	360,000	509,606
Sunoco Logistics Partners Operations LP
02/15/2040	6.850%	652,000	838,675
02/15/2042	6.100%	487,000	604,955
05/15/2045	5.350%	722,000	842,627
Sunoco LP/Finance Corp.
04/15/2027	6.000%	790,000	823,584
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	580,000	627,430
01/15/2028	5.500%	430,000	440,365
09/01/2031	6.000%	615,000	621,011
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	2,140,000	2,215,526
03/01/2030	5.500%	2,570,000	2,810,748
TC PipeLines LP
05/25/2027	3.900%	247,000	274,206
Tennessee Gas Pipeline Co. LLC(a)
03/01/2030	2.900%	765,000	790,865
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	225,000	228,597
TransCanada PipeLines Ltd.
10/15/2037	6.200%	500,000	681,680
Western Midstream Operating LP(k)
02/01/2030	5.300%	1,055,000	1,165,468

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	29

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
01/15/2025	3.900%	217,000	234,428
03/01/2048	4.850%	320,000	391,124
Total			70,662,812
Natural Gas 0.2%
APT Pipelines Ltd.(a)
07/15/2027	4.250%	569,000	645,909
Atmos Energy Corp.(h)
02/15/2052	2.850%	510,000	487,686
Brooklyn Union Gas Co. (The)(a)
03/15/2048	4.273%	360,000	409,592
NiSource Finance Corp.
02/01/2042	5.800%	381,000	511,961
NiSource, Inc.
09/01/2029	2.950%	755,000	791,912
02/15/2031	1.700%	900,000	850,017
ONE Gas, Inc.
05/15/2030	2.000%	372,000	365,612
Piedmont Natural Gas Co., Inc.
03/15/2031	2.500%	1,405,000	1,415,618
Southern California Gas Co.
02/01/2030	2.550%	1,098,000	1,130,394
Southern Co. Gas Capital Corp.
10/01/2023	2.450%	201,000	208,027
06/15/2026	3.250%	169,000	181,872
01/15/2031	1.750%	1,473,000	1,401,746
10/01/2046	3.950%	247,000	274,200
09/30/2051	3.150%	750,000	745,981
Total			9,420,527
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
04/15/2026	3.800%	122,000	134,745
12/15/2030	4.900%	1,000,000	1,209,456
02/01/2033	1.875%	225,000	212,195
02/01/2050	4.000%	661,000	759,081
Boston Properties LP
12/01/2028	4.500%	350,000	403,127
Corporate Office Properties LP
04/15/2031	2.750%	1,612,000	1,629,475
Government Properties Income Trust
07/15/2022	4.000%	471,000	481,797
Kilroy Realty LP(h)
11/15/2033	2.650%	1,282,000	1,265,448
Office Properties Income Trust
10/15/2031	3.450%	485,000	476,342
Total			6,571,666
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.1%
Baker Hughes, Inc.
09/15/2040	5.125%	300,000	383,192
Guara Norte Sarl(a)
06/15/2034	5.198%	982,290	987,431
Halliburton Co.
11/15/2035	4.850%	497,000	586,694
08/01/2043	4.750%	260,000	296,534
MV24 Capital BV(a)
06/01/2034	6.748%	560,262	593,743
National Oilwell Varco, Inc.
12/01/2029	3.600%	1,000,000	1,052,351
Oceaneering International, Inc.
11/15/2024	4.650%	850,000	872,219
Schlumberger Holdings Corp.(a)
05/01/2024	3.750%	184,000	196,689
05/17/2028	3.900%	1,029,000	1,136,266
Total			6,105,119
Other Financial Institutions 0.2%
Andrew W Mellon Foundation (The)
08/01/2027	0.947%	1,143,000	1,123,618
Blackstone Secured Lending Fund
07/14/2023	3.650%	960,000	1,001,154
Blackstone Secured Lending Fund(a)
09/30/2028	2.850%	2,923,000	2,916,184
Icahn Enterprises LP/Finance Corp.
05/15/2027	5.250%	1,115,000	1,158,594
Kennedy-Wilson, Inc.
03/01/2029	4.750%	1,430,000	1,455,904
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	335,000	341,138
Nationstar Mortgage Holdings, Inc.(a)
01/15/2027	6.000%	1,210,000	1,267,920
ORIX Corp.
07/18/2022	2.900%	252,000	256,729
01/16/2024	4.050%	300,000	321,758
Total			9,842,999
Other Industry 0.2%
AECOM
03/15/2027	5.125%	650,000	721,902
CK Hutchison International 16 Ltd.(a)
10/03/2021	1.875%	335,000	335,039
CK Hutchison International Ltd.(a)
04/11/2029	3.625%	730,000	799,756

30	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dycom Industries, Inc.(a)
04/15/2029	4.500%	815,000	820,086
Global Infrastructure Solutions, Inc.(a)
06/01/2029	5.625%	1,060,000	1,081,890
MasTec, Inc.(a)
08/15/2028	4.500%	1,215,000	1,267,754
Pepperdine University
12/01/2059	3.301%	560,000	586,818
President and Fellows of Harvard College
10/15/2050	2.517%	673,000	664,515
Quanta Services, Inc.
10/01/2024	0.950%	2,341,000	2,341,404
10/01/2030	2.900%	1,740,000	1,798,286
Trustees of the University of Pennsylvania (The)
02/15/2119	3.610%	815,000	922,673
University of Southern California
10/01/2120	3.226%	690,000	697,501
Yale University
04/15/2025	0.873%	936,000	939,288
04/15/2030	1.482%	1,435,000	1,407,357
Total			14,384,269
Other REIT 0.3%
American Campus Communities Operating Partnership LP
02/01/2030	2.850%	1,955,000	2,009,270
Arbor Realty Trust, Inc.(a),(d),(f)
04/30/2026	4.500%	6,000,000	6,000,000
Digital Realty Trust LP
08/15/2027	3.700%	231,000	256,585
Duke Realty LP
06/30/2026	3.250%	203,000	218,796
Extra Space Storage LP
03/15/2032	2.350%	847,000	827,788
Goodman Australia Industrial Fund Bond Issuer Pty Ltd.(a)
09/30/2026	3.400%	921,000	997,535
Life Storage LP
06/15/2029	4.000%	820,000	917,472
Prologis LP
04/15/2030	2.250%	280,000	284,040
04/15/2050	3.000%	546,000	557,930
Rexford Industrial Realty LP
09/01/2031	2.150%	1,045,000	1,007,745
RHP Hotel Properties LP/Finance Corp.
10/15/2027	4.750%	1,425,000	1,475,774
Sun Communities Operating LP(h)
11/01/2028	2.300%	943,000	945,113
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trust F/1401(a)
01/15/2050	6.390%	1,158,000	1,370,136
Trust Fibra Uno(a)
01/30/2026	5.250%	1,363,000	1,513,722
WP Carey, Inc.
10/01/2026	4.250%	345,000	387,059
04/01/2033	2.250%	1,280,000	1,221,497
Total			19,990,462
Other Utility 0.0%
American Water Capital Corp.
10/15/2037	6.593%	300,000	440,097
12/01/2046	4.000%	431,000	500,530
05/01/2050	3.450%	1,198,000	1,286,103
Total			2,226,730
Packaging 0.2%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	1,465,000	1,517,265
08/15/2027	5.250%	585,000	595,892
Berry Global Escrow Corp.(a)
07/15/2027	5.625%	615,000	648,978
BWAY Holding Co.(a)
04/15/2024	5.500%	1,890,000	1,905,348
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%	730,000	904,891
Greif, Inc.(a)
03/01/2027	6.500%	1,120,000	1,172,137
LABL Escrow Issuer LLC(a)
07/15/2026	6.750%	910,000	955,500
Owens-Brockway Glass Container, Inc.(a)
05/13/2027	6.625%	1,175,000	1,262,092
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	1,175,000	1,164,754
Sealed Air Corp.(a)
12/01/2027	4.000%	780,000	832,124
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	780,000	817,940
Total			11,776,921
Paper 0.0%
Graphic Packaging International LLC(a)
04/15/2026	1.512%	462,000	461,692
Klabin Austria GmbH(a)
04/03/2029	5.750%	300,000	335,457
Packaging Corp. of America
12/15/2049	4.050%	268,000	311,018

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	31

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WRKCo, Inc.
03/15/2025	3.750%	350,000	378,588
06/01/2028	3.900%	170,000	189,352
Total			1,676,107
Pharmaceuticals 1.6%
AbbVie, Inc.
11/21/2022	2.300%	2,922,000	2,984,481
11/14/2023	3.750%	261,000	277,984
11/21/2029	3.200%	960,000	1,034,460
03/15/2035	4.550%	1,000,000	1,195,986
05/14/2036	4.300%	678,000	798,386
11/21/2039	4.050%	3,872,000	4,447,800
11/06/2042	4.400%	517,000	617,313
05/14/2046	4.450%	1,288,000	1,549,018
11/21/2049	4.250%	1,500,000	1,775,973
Amgen, Inc.
02/21/2027	2.200%	227,000	234,726
08/15/2028	1.650%	3,769,000	3,702,356
01/15/2052	3.000%	1,514,000	1,462,053
AstraZeneca Finance LLC
05/28/2026	1.200%	1,918,000	1,917,845
05/28/2028	1.750%	3,305,000	3,324,561
AstraZeneca PLC
09/15/2037	6.450%	290,000	429,075
09/18/2042	4.000%	1,000,000	1,186,900
05/28/2051	3.000%	963,000	992,560
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	874,000	892,710
04/01/2026	9.250%	2,070,000	2,210,738
08/15/2027	5.750%	990,000	1,038,912
01/30/2028	5.000%	3,020,000	2,864,053
06/01/2028	4.875%	2,090,000	2,167,201
02/15/2029	5.000%	3,020,000	2,812,183
Biogen, Inc.
05/01/2030	2.250%	1,175,000	1,167,139
05/01/2050	3.150%	461,000	442,725
Bristol Myers Squibb Co.
06/15/2026	3.200%	466,000	508,075
02/20/2028	3.900%	900,000	1,017,588
07/26/2029	3.400%	1,560,000	1,728,853
Bristol-Myers Squibb Co.
11/13/2027	1.125%	825,000	812,818
11/13/2030	1.450%	480,000	459,912
06/15/2039	4.125%	476,000	568,600
08/15/2045	5.000%	459,000	616,857
02/20/2048	4.550%	400,000	513,199
11/13/2050	2.550%	2,922,000	2,754,817
Emergent BioSolutions, Inc.(a)
08/15/2028	3.875%	965,000	938,432
Genentech, Inc.
07/15/2035	5.250%	1,175,000	1,531,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gilead Sciences, Inc.
09/01/2036	4.000%	836,000	961,392
10/01/2040	2.600%	3,112,000	2,962,818
03/01/2047	4.150%	1,000,000	1,171,512
10/01/2050	2.800%	2,104,000	1,993,615
Jazz Securities DAC(a)
01/15/2029	4.375%	1,250,000	1,295,628
Mylan NV
06/15/2026	3.950%	200,000	220,280
Mylan, Inc.
11/29/2043	5.400%	213,000	264,314
Organon Finance 1 LLC(a)
04/30/2028	4.125%	650,000	663,136
04/30/2031	5.125%	1,030,000	1,081,628
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	785,000	798,269
Pfizer, Inc.
03/11/2022	2.800%	898,000	908,153
05/28/2040	2.550%	3,278,000	3,244,004
05/28/2050	2.700%	664,000	654,109
Regeneron Pharmaceuticals, Inc.
09/15/2030	1.750%	4,659,000	4,427,344
09/15/2050	2.800%	1,320,000	1,218,475
Royalty Pharma PLC
09/02/2023	0.750%	390,000	391,244
09/02/2025	1.200%	1,130,000	1,122,163
09/02/2027	1.750%	1,130,000	1,124,756
09/02/2040	3.300%	940,000	939,504
09/02/2050	3.550%	965,000	949,158
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	2,156,000	2,247,666
09/23/2026	3.200%	1,480,000	1,598,158
Takeda Pharmaceutical Co., Ltd.
11/26/2023	4.400%	1,587,000	1,710,146
11/26/2028	5.000%	1,000,000	1,193,223
03/31/2030	2.050%	3,565,000	3,510,348
07/09/2040	3.025%	3,160,000	3,199,609
07/09/2050	3.175%	2,435,000	2,473,403
07/09/2060	3.375%	200,000	210,234
Upjohn, Inc.(a)
06/22/2040	3.850%	229,000	245,626
Zoetis, Inc.
05/15/2030	2.000%	890,000	879,540
Total			96,637,654
Property & Casualty 0.2%
Alleghany Corp.
08/15/2051	3.250%	1,425,000	1,405,364
American Financial Group, Inc.
08/15/2026	3.500%	189,000	205,665

32	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American International Group, Inc.
06/30/2030	3.400%	2,109,000	2,303,480
06/30/2050	4.375%	1,256,000	1,545,923
Assurant, Inc.
09/27/2023	4.200%	186,000	198,142
Assured Guaranty US Holdings, Inc.
09/15/2051	3.600%	948,000	969,194
Brown & Brown, Inc.
03/15/2031	2.375%	753,000	750,523
Chubb INA Holdings, Inc.
05/15/2024	3.350%	256,000	273,954
Cincinnati Financial Corp.
11/01/2034	6.125%	1,000,000	1,362,416
CNA Financial Corp.
08/15/2027	3.450%	170,000	186,655
Enstar Group Ltd.
09/01/2031	3.100%	2,373,000	2,337,255
Hanover Insurance Group, Inc. (The)
09/01/2030	2.500%	600,000	601,154
Hartford Financial Services Group, Inc. (The)
10/01/2041	6.100%	265,000	374,370
04/15/2043	4.300%	430,000	507,935
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	700,000	781,819
Markel Corp.
11/01/2027	3.500%	306,000	334,563
OneBeacon US Holdings, Inc.
11/09/2022	4.600%	205,000	213,091
Radian Group, Inc.
10/01/2024	4.500%	470,000	501,962
Travelers Property Casualty Corp.
04/15/2026	7.750%	206,000	263,101
Total			15,116,566
Railroads 0.3%
Burlington Northern Santa Fe LLC
08/15/2030	7.950%	500,000	725,151
05/01/2040	5.750%	790,000	1,106,740
02/15/2050	3.550%	147,000	164,910
02/15/2051	3.050%	785,000	810,264
Canadian National Railway Co.
08/02/2046	3.200%	2,276,000	2,384,614
CSX Corp.
10/01/2036	6.000%	450,000	618,268
11/15/2048	4.750%	415,000	534,734
09/15/2049	3.350%	80,000	84,234
05/15/2051	2.500%	1,500,000	1,358,314
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kansas City Southern
05/01/2048	4.700%	750,000	929,646
Norfolk Southern Corp.
05/15/2050	3.050%	825,000	819,873
08/15/2052	4.050%	600,000	701,242
Union Pacific Corp.
03/01/2022	2.950%	1,665,000	1,683,498
03/01/2024	3.150%	793,000	839,815
02/05/2027	2.150%	1,483,000	1,540,037
02/05/2030	2.400%	1,837,000	1,884,770
08/15/2039	3.550%	2,117,000	2,347,332
09/15/2067	4.100%	200,000	236,158
Total			18,769,600
Refining 0.1%
HollyFrontier Corp.
10/01/2023	2.625%	1,460,000	1,507,957
04/01/2026	5.875%	618,000	708,823
Marathon Petroleum Corp.
05/01/2023	4.500%	366,000	386,821
05/01/2025	4.700%	217,000	242,211
Phillips 66
03/15/2028	3.900%	70,000	77,643
11/15/2044	4.875%	40,000	50,339
Valero Energy Corp.
04/15/2023	2.700%	433,000	446,996
03/15/2024	1.200%	378,000	381,509
09/15/2027	2.150%	341,000	343,482
04/15/2032	7.500%	181,000	250,771
Total			4,396,552
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	1,385,000	1,395,969
10/15/2030	4.000%	190,000	188,012
McDonald’s Corp.
12/09/2035	4.700%	283,000	348,520
10/15/2037	6.300%	268,000	380,001
Starbucks Corp.
05/07/2022	1.300%	1,190,000	1,197,494
11/15/2030	2.550%	910,000	935,754
03/12/2050	3.350%	1,464,000	1,524,217
11/15/2050	3.500%	1,877,000	1,997,199
Yum! Brands, Inc.(a)
04/01/2025	7.750%	605,000	646,861
Yum! Brands, Inc.
01/31/2032	4.625%	635,000	677,471
Total			9,291,498

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	33

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retail REIT 0.5%
Agree LP
06/15/2028	2.000%	2,042,000	2,025,389
06/15/2033	2.600%	467,000	463,753
Brixmor Operating Partnership LP
02/01/2025	3.850%	341,000	368,589
04/01/2028	2.250%	1,545,000	1,558,949
08/16/2031	2.500%	1,131,000	1,115,374
DDR Corp.
02/01/2025	3.625%	482,000	511,272
06/01/2027	4.700%	200,000	225,220
Federal Realty Investment Trust
01/15/2024	3.950%	1,296,000	1,381,873
National Retail Properties, Inc.
11/15/2025	4.000%	728,000	803,086
12/15/2026	3.600%	618,000	672,270
Realty Income Corp.
07/15/2024	3.875%	219,000	236,410
04/15/2025	3.875%	255,000	279,287
01/15/2031	3.250%	300,000	325,478
Regency Centers LP
09/15/2029	2.950%	2,693,000	2,827,598
Scentre Group Trust 1 / 2(a)
02/12/2025	3.500%	1,040,000	1,107,945
Scentre Group Trust 1/Trust 2(a)
01/28/2026	3.625%	1,478,000	1,600,069
Scentre Group Trust 2(a),(k)
09/24/2080	4.750%	995,000	1,063,407
Spirit Realty LP
09/15/2026	4.450%	120,000	133,974
03/15/2028	2.100%	1,865,000	1,847,897
01/15/2030	3.400%	1,129,000	1,198,724
02/15/2031	3.200%	549,000	570,788
02/15/2032	2.700%	564,000	559,680
STORE Capital Corp.
03/15/2028	4.500%	3,540,000	3,991,918
03/15/2029	4.625%	1,196,000	1,360,982
11/18/2030	2.750%	1,670,000	1,677,613
VEREIT Operating Partnership LP
01/15/2028	3.400%	994,000	1,074,114
06/15/2028	2.200%	1,003,000	1,015,191
12/15/2032	2.850%	1,367,000	1,419,797
Total			31,416,647
Retailers 0.9%
7-Eleven, Inc.(a)
02/10/2028	1.300%	609,000	585,176
02/10/2041	2.500%	619,000	568,224
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Advance Auto Parts, Inc.
04/15/2030	3.900%	2,363,000	2,613,857
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	440,000	457,397
01/25/2050	3.800%	433,000	462,493
Amazon.com, Inc.
05/12/2026	1.000%	6,390,000	6,383,546
05/12/2028	1.650%	2,879,000	2,902,624
05/12/2031	2.100%	4,496,000	4,553,917
08/22/2037	3.875%	550,000	647,383
05/12/2051	3.100%	3,012,000	3,169,946
06/03/2060	2.700%	438,000	412,075
05/12/2061	3.250%	977,000	1,037,472
Asbury Automotive Group, Inc.
03/01/2028	4.500%	875,000	900,356
AutoNation, Inc.
08/01/2028	1.950%	1,395,000	1,375,175
08/01/2031	2.400%	1,007,000	981,141
AutoZone, Inc.
01/15/2031	1.650%	840,000	796,970
Dollar General Corp.
05/01/2028	4.125%	365,000	414,657
Gap Inc. (The)(a)
10/01/2029	3.625%	755,000	756,817
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	1,250,000	1,272,191
Home Depot Inc. (The)
09/15/2028	1.500%	3,732,000	3,694,303
09/15/2051	2.750%	1,730,000	1,688,536
Home Depot, Inc. (The)
04/15/2040	3.300%	387,000	419,494
12/15/2049	3.125%	1,829,000	1,907,950
03/15/2051	2.375%	1,040,000	945,571
L Brands, Inc.
06/15/2029	7.500%	1,700,000	1,931,879
Lithia Motors, Inc.(a)
12/15/2027	4.625%	855,000	901,027
Lowe’s Companies, Inc.
10/15/2030	1.700%	450,000	430,584
Lowe’s Companies, Inc.
04/15/2028	1.300%	867,000	841,803
09/15/2028	1.700%	1,883,000	1,866,755
04/05/2029	3.650%	686,000	759,031
09/15/2041	2.800%	1,110,000	1,079,537
Nordstrom, Inc.
08/01/2031	4.250%	1,331,000	1,353,639
O’Reilly Automotive, Inc.
03/15/2026	3.550%	164,000	179,491
09/01/2027	3.600%	432,000	480,522

34	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
09/01/2025	3.500%	1,060,000	1,090,514
06/15/2029	3.750%	425,000	427,220
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	2,030,000	2,096,969
Rite Aid Corp.(a)
11/15/2026	8.000%	1,250,000	1,259,693
Walmart, Inc.
09/22/2028	1.500%	946,000	942,242
09/22/2031	1.800%	849,000	841,161
09/22/2041	2.500%	756,000	753,298
09/22/2051	2.650%	96,000	95,558
William Carter Co. (The)(a)
05/15/2025	5.500%	765,000	803,561
03/15/2027	5.625%	405,000	420,198
Total			57,501,953
Supermarkets 0.1%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	5,435,000	5,702,763
Kroger Co. (The)
05/01/2030	2.200%	2,000,000	2,006,928
01/15/2050	3.950%	700,000	792,496
Total			8,502,187
Technology 2.5%
ams AG(a)
07/31/2025	7.000%	1,010,000	1,080,505
Analog Devices, Inc.
12/05/2023	3.125%	244,000	256,782
12/05/2036	4.500%	198,000	233,200
Analog Devices, Inc.(h)
10/01/2028	1.700%	1,414,000	1,417,189
10/01/2031	2.100%	1,882,000	1,886,076
10/01/2041	2.800%	1,151,000	1,151,276
10/01/2051	2.950%	1,660,000	1,659,007
Apple, Inc.
06/20/2027	3.000%	562,000	614,262
08/05/2028	1.400%	3,746,000	3,688,913
08/05/2031	1.700%	2,809,000	2,738,437
02/08/2041	2.375%	944,000	905,276
08/04/2046	3.850%	672,000	784,481
11/13/2047	3.750%	495,000	571,295
05/11/2050	2.650%	2,325,000	2,238,255
02/08/2051	2.650%	2,359,000	2,269,858
08/05/2051	2.700%	1,699,000	1,652,097
08/20/2060	2.550%	2,210,000	2,015,784
02/08/2061	2.800%	944,000	907,759
08/05/2061	2.850%	4,574,000	4,422,327
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arrow Electronics, Inc.
09/08/2024	3.250%	219,000	232,239
01/12/2028	3.875%	376,000	406,618
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	925,000	931,192
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	707,000	777,124
Broadcom, Inc.
11/15/2025	3.150%	1,223,000	1,306,259
09/15/2028	4.110%	469,000	522,400
11/15/2030	4.150%	1,665,000	1,846,402
Broadcom, Inc.(a)
02/15/2031	2.450%	2,368,000	2,297,890
04/15/2033	3.419%	5,013,000	5,195,087
04/15/2034	3.469%	2,431,000	2,513,897
11/15/2035	3.137%	136,000	134,917
11/15/2036	3.187%	431,000	427,371
CDK Global, Inc.
06/01/2027	4.875%	770,000	806,202
CDW LLC/Finance Corp.
04/01/2028	4.250%	795,000	829,168
Citrix Systems, Inc.
03/01/2026	1.250%	415,000	407,790
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	1,285,000	1,285,198
CommScope Finance LLC(a)
03/01/2026	6.000%	1,875,000	1,947,780
CommScope Technologies LLC(a)
03/15/2027	5.000%	1,155,000	1,098,673
Dell International LLC/EMC Corp.
06/15/2023	5.450%	585,000	627,877
06/15/2026	6.020%	2,068,000	2,466,431
10/01/2026	4.900%	478,000	550,359
07/15/2027	6.100%	951,000	1,175,733
10/01/2029	5.300%	600,000	725,557
07/15/2046	8.350%	1,011,000	1,650,943
Entegris, Inc.(a)
04/15/2028	4.375%	1,040,000	1,089,602
Equinix, Inc.
11/18/2026	2.900%	1,375,000	1,458,636
Fair Isaac Corp.(a)
06/15/2028	4.000%	1,000,000	1,025,011
Fiserv, Inc.
07/01/2026	3.200%	360,000	388,752
07/01/2049	4.400%	345,000	412,255
Gartner, Inc.(a)
07/01/2028	4.500%	1,245,000	1,305,271
06/15/2029	3.625%	845,000	852,330

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	35

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Global Payments, Inc.
05/15/2030	2.900%	1,850,000	1,911,729
HP, Inc.
06/17/2025	2.200%	3,013,000	3,110,535
06/17/2027	3.000%	268,000	286,731
Imola Merger Corp.(a)
05/15/2029	4.750%	1,740,000	1,801,059
Intel Corp.
08/12/2028	1.600%	2,357,000	2,349,033
08/12/2031	2.000%	3,677,000	3,653,905
08/12/2041	2.800%	1,516,000	1,511,053
08/12/2051	3.050%	1,906,000	1,907,058
02/15/2060	3.100%	239,000	234,806
08/12/2061	3.200%	1,329,000	1,343,597
Iron Mountain, Inc.(a)
09/15/2027	4.875%	1,050,000	1,087,813
KLA Corp.
03/01/2050	3.300%	1,271,000	1,339,523
Leidos, Inc.
02/15/2031	2.300%	570,000	556,303
Microchip Technology, Inc.(a)
02/15/2024	0.972%	506,000	506,237
Microchip Technology, Inc.
09/01/2025	4.250%	630,000	658,456
Microsoft Corp.
02/12/2035	3.500%	300,000	345,830
03/17/2052	2.921%	538,000	559,701
03/17/2062	3.041%	314,000	330,501
MSCI, Inc.(a)
09/01/2030	3.625%	1,015,000	1,055,228
NCR Corp.(a)
10/01/2028	5.000%	887,000	911,493
09/01/2029	6.125%	700,000	758,232
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	1,105,000	1,147,651
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%	3,996,000	4,403,828
05/01/2027	3.150%	932,000	995,756
05/11/2041	3.250%	3,530,000	3,652,985
ON Semiconductor Corp.(a)
09/01/2028	3.875%	1,275,000	1,317,441
Open Text Corp.(a)
02/15/2028	3.875%	895,000	914,314
Oracle Corp.
04/01/2027	2.800%	2,860,000	3,029,837
03/25/2028	2.300%	1,330,000	1,360,675
03/25/2031	2.875%	1,458,000	1,502,491
07/08/2034	4.300%	164,000	186,500
05/15/2035	3.900%	735,000	807,802
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/15/2036	3.850%	835,000	905,014
11/15/2037	3.800%	2,010,000	2,158,149
04/01/2040	3.600%	2,700,000	2,799,483
03/25/2041	3.650%	977,000	1,015,691
03/25/2051	3.950%	1,353,000	1,433,367
Plantronics, Inc.(a)
03/01/2029	4.750%	845,000	791,798
Presidio Holdings, Inc.(a)
02/01/2027	4.875%	1,225,000	1,269,009
PTC, Inc.(a)
02/15/2028	4.000%	880,000	903,114
Qorvo, Inc.(a)
04/01/2031	3.375%	540,000	569,212
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	555,000	641,541
Salesforce.com, Inc.
07/15/2041	2.700%	53,000	52,811
Seagate HDD Cayman(a)
07/15/2029	3.125%	480,000	464,942
Seagate HDD Cayman
01/15/2031	4.125%	820,000	853,493
Sensata Technologies BV(a)
04/15/2029	4.000%	1,160,000	1,180,466
Square, Inc.(a)
06/01/2026	2.750%	545,000	553,117
06/01/2031	3.500%	1,130,000	1,159,668
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	935,000	988,975
Switch Ltd.(a)
09/15/2028	3.750%	995,000	1,009,941
Synaptics, Inc.(a)
06/15/2029	4.000%	905,000	923,411
Texas Instruments, Inc.
09/15/2026	1.125%	936,000	935,349
VMware, Inc.
08/15/2023	0.600%	4,644,000	4,648,945
08/15/2024	1.000%	3,253,000	3,263,982
08/15/2026	1.400%	3,716,000	3,699,611
05/15/2027	4.650%	4,004,000	4,592,942
08/21/2027	3.900%	377,000	419,884
08/15/2028	1.800%	2,042,000	2,011,659
05/15/2030	4.700%	1,880,000	2,215,750
Western Digital Corp.
02/15/2026	4.750%	980,000	1,085,289
Total			155,272,459

36	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.2%
Altria Group, Inc.
05/06/2025	2.350%	406,000	420,721
02/04/2032	2.450%	1,104,000	1,062,358
02/04/2041	3.400%	2,224,000	2,103,096
BAT Capital Corp.
03/25/2028	2.259%	502,000	498,690
04/02/2030	4.906%	511,000	585,766
03/25/2031	2.726%	4,387,000	4,323,798
08/15/2037	4.390%	3,463,000	3,698,102
08/15/2047	4.540%	425,000	442,791
Total			13,135,322
Transportation Services 0.2%
Adani International Container Terminal Private Ltd.(a)
02/16/2031	3.000%	850,000	825,511
Adani Ports & Special Economic Zone Ltd.(a)
08/04/2027	4.200%	1,598,000	1,677,332
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	1,405,000	1,464,986
Brambles U.S.A., Inc.(a)
10/23/2025	4.125%	300,000	329,708
ERAC U.S.A. Finance LLC(a)
02/15/2045	4.500%	399,000	483,847
GXO Logistics, Inc.(a)
07/15/2026	1.650%	2,462,000	2,445,437
JB Hunt Transport Services, Inc.
03/01/2026	3.875%	169,000	186,844
Penske Truck Leasing Co. LP/Finance Corp.(a)
03/14/2023	2.700%	350,000	359,964
XPO Logistics, Inc.(a)
05/01/2025	6.250%	1,705,000	1,799,595
Total			9,573,224
Wireless 1.2%
Altice France Holding SA(a)
02/15/2028	6.000%	905,000	863,432
Altice France SA(a)
07/15/2029	5.125%	1,375,000	1,350,232
America Movil SAB de CV
04/22/2029	3.625%	795,000	865,196
04/22/2049	4.375%	662,000	810,849
American Tower Corp.
10/15/2026	3.375%	425,000	460,065
01/31/2028	1.500%	1,405,000	1,362,647
08/15/2029	3.800%	1,500,000	1,660,987
06/15/2030	2.100%	750,000	733,564
10/15/2030	1.875%	1,320,000	1,267,379
10/15/2049	3.700%	800,000	864,345
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2050	3.100%	599,000	584,126
01/15/2051	2.950%	391,000	369,268
Crown Castle International Corp.
07/15/2026	1.050%	2,808,000	2,750,612
03/01/2027	4.000%	704,000	784,303
01/15/2031	2.250%	1,470,000	1,436,404
04/01/2031	2.100%	5,190,000	5,004,165
07/15/2031	2.500%	2,052,000	2,046,816
04/01/2041	2.900%	1,319,000	1,267,888
Empresa Nacional de Telecomunicaciones SA(a)
09/14/2032	3.050%	625,000	612,799
Rogers Communications, Inc.
05/01/2049	4.350%	188,000	213,474
SBA Communications Corp.
02/15/2027	3.875%	550,000	569,556
SBA Communications Corp.(a)
02/01/2029	3.125%	515,000	497,967
Sprint Capital Corp.
03/15/2032	8.750%	1,030,000	1,539,583
Sprint Corp.
06/15/2024	7.125%	1,680,000	1,912,631
03/01/2026	7.625%	3,170,000	3,840,990
T-Mobile USA, Inc.
04/15/2025	3.500%	815,000	877,359
02/15/2026	1.500%	1,650,000	1,656,088
02/15/2026	2.250%	2,167,000	2,190,167
04/15/2027	3.750%	2,480,000	2,732,361
02/01/2028	4.750%	3,835,000	4,071,543
02/15/2028	2.050%	1,850,000	1,865,140
04/15/2030	3.875%	4,610,000	5,093,121
02/15/2031	2.875%	1,656,000	1,670,834
T-Mobile USA, Inc.(a)
02/15/2026	2.250%	10,896,000	11,012,040
04/15/2029	3.375%	5,180,000	5,402,136
04/15/2031	3.500%	4,174,000	4,407,886
Vodafone Group PLC
05/30/2048	5.250%	136,000	176,212
06/19/2049	4.875%	365,000	456,103
Vodafone Group PLC(k)
06/04/2081	3.250%	685,000	695,367
Total			75,975,635
Wirelines 1.1%
AT&T, Inc.
06/01/2027	2.300%	951,000	985,025
02/01/2028	1.650%	107,000	106,017
02/01/2032	2.250%	2,796,000	2,724,232
06/01/2041	3.500%	1,376,000	1,413,227
02/01/2043	3.100%	3,508,000	3,376,091
09/15/2053	3.500%	4,429,000	4,385,423
09/15/2055	3.550%	987,000	973,120

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	37

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2057	3.800%	1,794,000	1,833,514
09/15/2059	3.650%	1,216,000	1,203,615
06/01/2060	3.850%	236,000	244,225
Bell Telephone Co. of Canada (The)
02/15/2052	3.200%	175,000	175,187
CenturyLink, Inc.(a)
12/15/2026	5.125%	1,880,000	1,949,354
02/15/2027	4.000%	3,715,000	3,796,980
Deutsche Telekom AG(a)
01/21/2050	3.625%	392,000	417,579
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,025,000	1,020,622
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%	1,380,000	1,466,285
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	1,920,000	1,977,563
NTT Finance Corp.(a)
04/03/2026	1.162%	4,713,000	4,684,196
Qwest Corp.
12/01/2021	6.750%	1,063,000	1,072,367
Telecom Italia Capital SA
09/30/2034	6.000%	1,225,000	1,377,580
Telefonica Emisiones SA
03/01/2049	5.520%	746,000	976,317
Verizon Communications, Inc.
03/22/2028	2.100%	280,000	284,259
09/21/2028	4.329%	650,000	747,725
02/08/2029	3.875%	235,000	263,751
03/21/2031	2.550%	3,893,000	3,949,470
11/01/2034	4.400%	3,500,000	4,144,974
01/15/2036	4.272%	800,000	942,009
11/20/2040	2.650%	5,157,000	4,863,910
03/22/2041	3.400%	3,911,000	4,081,133
08/21/2046	4.862%	1,087,000	1,384,011
11/20/2050	2.875%	761,000	707,851
03/22/2051	3.550%	2,210,000	2,326,937
03/15/2055	4.672%	196,000	246,030
10/30/2056	2.987%	186,000	172,904
03/22/2061	3.700%	1,382,000	1,460,873
Verizon Communications, Inc.(a)
03/15/2032	2.355%	5,507,000	5,452,292
Total			67,186,648
Total Corporate Bonds & Notes (Cost $2,067,400,649)			2,105,907,306

Foreign Government Obligations(m) 1.5%

Bahrain 0.0%
Bahrain Government International Bond(a)
09/16/2032	5.450%	900,000	873,433
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Belarus 0.0%
Republic of Belarus Ministry of Finance(a)
02/24/2031	6.378%	700,000	616,192
Canada 0.1%
NOVA Chemicals Corp.(a)
05/01/2025	5.000%	710,000	751,021
06/01/2027	5.250%	1,005,000	1,056,289
05/15/2029	4.250%	360,000	360,014
Ontario Teachers’ Cadillac Fairview Properties Trust(a)
03/20/2027	3.875%	804,000	886,219
Total			3,053,543
Chile 0.1%
Chile Government International Bond
01/27/2032	2.550%	592,000	587,772
07/27/2033	2.550%	2,733,000	2,669,488
09/21/2071	3.250%	1,216,000	1,104,135
Interchile SA(a)
06/30/2056	4.500%	769,000	804,814
Total			5,166,209
Colombia 0.1%
Colombia Government International Bond
02/26/2024	4.000%	893,000	934,366
04/22/2032	3.250%	720,000	672,291
09/18/2037	7.375%	150,000	184,423
05/15/2049	5.200%	200,000	199,713
02/15/2061	3.875%	735,000	594,777
Ecopetrol SA
01/16/2025	4.125%	300,000	312,337
06/26/2026	5.375%	580,000	630,026
Oleoducto Central SA(a)
07/14/2027	4.000%	1,154,000	1,185,170
Total			4,713,103
Dominican Republic 0.1%
Dominican Republic International Bond(a)
09/23/2032	4.875%	1,000,000	1,022,513
01/30/2060	5.875%	1,500,000	1,471,284
Total			2,493,797
Egypt 0.0%
Egypt Government International Bond(a)
02/16/2026	3.875%	1,700,000	1,598,389
11/20/2059	8.150%	600,000	553,013
Total			2,151,402

38	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
El Salvador 0.0%
El Salvador Government International Bond(a)
01/20/2050	7.125%	600,000	413,342
Ghana 0.0%
Ghana Government International Bond(a),(l)
04/07/2025	0.000%	900,000	694,302
Ghana Government International Bond(a)
04/07/2034	8.625%	1,000,000	952,565
06/16/2049	8.627%	500,000	446,645
Total			2,093,512
Hungary 0.0%
Hungary Government International Bond(a)
09/21/2051	3.125%	473,000	466,645
Italy 0.0%
Republic of Italy Government International Bond
05/06/2051	3.875%	1,332,000	1,442,015
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	1,200,000	1,266,767
Japan 0.1%
Japan Bank for International Cooperation
10/17/2024	1.750%	2,644,000	2,724,837
Kenya 0.1%
Kenya Government International Bond(a)
02/28/2048	8.250%	400,000	432,795
Republic of Kenya Government International Bond(a)
05/22/2032	8.000%	900,000	995,159
01/23/2034	6.300%	790,000	780,021
Total			2,207,975
Mexico 0.4%
Banco Nacional de Comercio Exterior SNC(a),(k)
08/11/2031	2.720%	520,000	522,330
Comision Federal de Electricidad(a)
07/26/2033	3.875%	2,600,000	2,565,707
Mexico City Airport Trust(a)
07/31/2047	5.500%	200,000	204,101
Mexico Government International Bond
01/30/2025	3.600%	757,000	824,183
01/21/2026	4.125%	1,673,000	1,872,673
04/22/2029	4.500%	3,438,000	3,869,711
05/24/2031	2.659%	1,847,000	1,781,137
08/14/2041	4.280%	4,311,000	4,401,258
03/08/2044	4.750%	1,774,000	1,894,962
01/15/2047	4.350%	479,000	481,650
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/31/2050	4.500%	436,000	446,704
05/24/2061	3.771%	1,560,000	1,385,234
04/19/2071	3.750%	2,603,000	2,255,803
10/12/2110	5.750%	458,000	521,799
Petroleos Mexicanos
02/12/2028	5.350%	1,100,000	1,084,498
01/23/2050	7.690%	300,000	283,788
01/28/2060	6.950%	500,000	436,835
Total			24,832,373
Netherlands 0.0%
Greenko Dutch BV(a)
03/29/2026	3.850%	200,000	203,333
Nigeria 0.1%
Nigeria Government International Bond(a)
11/28/2027	6.500%	1,200,000	1,241,753
09/28/2028	6.125%	540,000	541,816
01/21/2031	8.747%	1,200,000	1,313,185
09/28/2033	7.375%	442,000	445,466
Total			3,542,220
Norway 0.0%
Equinor ASA
09/23/2027	7.250%	400,000	524,078
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	400,000	415,478
10/28/2032	7.375%	300,000	341,408
Total			756,886
Pakistan 0.0%
Pakistan Government International Bond(a)
04/08/2026	6.000%	1,100,000	1,094,582
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	1,500,000	1,432,810
Panama Government International Bond
04/16/2050	4.500%	275,000	299,404
Total			1,732,214
Paraguay 0.1%
Bioceanico Sovereign Certificate Ltd.(a),(l)
06/05/2034	0.000%	388,670	291,436
Paraguay Government International Bond(a)
03/27/2027	4.700%	200,000	221,740
03/13/2048	5.600%	1,800,000	2,085,639
03/30/2050	5.400%	1,601,000	1,835,935
Total			4,434,750

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	39

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Peru 0.2%
Peruvian Government International Bond
01/23/2026	2.392%	1,956,000	1,998,920
01/23/2031	2.783%	6,827,000	6,779,267
11/18/2050	5.625%	98,000	133,236
Petroleos del Peru SA(a)
06/19/2047	5.625%	1,426,000	1,425,177
Total			10,336,600
Qatar 0.0%
Qatar Petroleum(a)
07/12/2041	3.125%	696,000	696,601
07/12/2051	3.300%	356,000	360,127
Total			1,056,728
Saudi Arabia 0.0%
Saudi Arabian Oil Co.(a)
11/24/2023	1.250%	200,000	201,545
11/24/2025	1.625%	338,000	338,311
Saudi Government International Bond(a)
02/02/2033	2.250%	743,000	723,188
Total			1,263,044
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	400,000	417,018
03/13/2048	6.750%	400,000	404,160
Total			821,178
Singapore 0.0%
BOC Aviation Ltd.(a)
09/18/2022	2.750%	400,000	405,768
10/10/2024	3.500%	310,000	330,069
Total			735,837
South Africa 0.0%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%	300,000	309,641
Republic of South Africa Government International Bond
10/12/2028	4.300%	600,000	603,520
Total			913,161
Sweden 0.0%
Svensk Exportkredit AB
04/06/2023	0.750%	642,000	646,494
Trinidad and Tobago 0.0%
Trinidad Petroleum Holdings Ltd.(a)
06/15/2026	9.750%	200,000	223,891
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ukraine 0.0%
Ukraine Government International Bond(a)
09/01/2023	7.750%	600,000	641,355
09/01/2025	7.750%	700,000	759,746
Total			1,401,101
United Arab Emirates 0.0%
Abu Dhabi Government International Bond(a)
09/15/2051	3.000%	1,445,000	1,420,033
United States 0.1%
DAE Funding LLC(a)
08/01/2024	1.550%	4,655,000	4,619,853
03/20/2025	2.625%	1,429,000	1,456,114
Total			6,075,967
Total Foreign Government Obligations (Cost $92,129,910)			91,697,242

Inflation-Indexed Bonds 0.1%

United States 0.1%
U.S. Treasury Inflation-Indexed Bond
01/15/2022	0.125%	1,206,190	1,214,925
01/15/2029	2.500%	1,271,560	1,628,866
Total			2,843,791
Total Inflation-Indexed Bonds (Cost $2,608,626)			2,843,791

Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
City of Los Angeles Department of Airports
Revenue Bonds
Build America Bonds
Series 2009
05/15/2039	6.582%	420,000	555,237
Higher Education 0.1%
Ohio State University (The)
Revenue Bonds
Taxable
Series 2011A
06/01/2111	4.800%	2,014,000	2,872,450
University of Texas System (The)
Refunding Revenue Bonds
Taxable
Series 2020B
08/15/2049	2.439%	685,000	660,492
Total			3,532,942

40	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 0.0%
Regents of the University of California Medical Center
Taxable Revenue Bonds
Series 2020N
05/15/2120	3.706%	1,360,000	1,453,162
Joint Power Authority 0.0%
American Municipal Power, Inc.
Revenue Bonds
Build America Bonds
Series 2010
02/15/2050	7.499%	1,265,000	2,058,362
Ports 0.1%
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 174th
Series 2012
10/01/2062	4.458%	1,850,000	2,491,004
Taxable Consolidated 160th
Series 2010
11/01/2040	5.647%	835,000	1,171,113
Total			3,662,117
Special Non Property Tax 0.0%
New York State Dormitory Authority
Revenue Bonds
Build America Bonds
Series 2010
03/15/2040	5.600%	415,000	557,249
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2039	7.300%	295,000	466,250
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Revenue Bonds
Series 2009 (BAM)
01/01/2049	6.718%	1,164,000	1,931,140
Water & Sewer 0.0%
District of Columbia Water & Sewer Authority
Taxable Revenue Bonds
Senior Lien
Series 2014A
10/01/2114	4.814%	411,000	585,964
Total Municipal Bonds (Cost $11,492,978)			14,802,423

Residential Mortgage-Backed Securities - Agency 18.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2013-11 Class AP
01/25/2043	1.500%	94,946	95,891
CMO Series 2020-50 Class A
07/25/2050	2.000%	7,319,623	7,438,504
CMO Series 2021-27 Class EC
05/25/2051	1.500%	6,091,474	6,123,305
Federal Home Loan Mortgage Corp.
11/01/2022- 10/17/2038	6.500%	906,619	1,032,886
12/01/2032- 09/01/2049	4.000%	13,342,356	14,568,865
03/01/2033	3.000%	762,656	803,427
06/01/2035- 04/01/2036	5.500%	85,189	96,549
01/01/2036- 05/01/2050	2.500%	9,429,174	9,890,431
09/01/2037	6.000%	640,338	751,445
05/01/2048- 12/01/2048	5.000%	2,895,393	3,227,088
06/01/2048	4.500%	1,645,644	1,820,784
04/01/2049	3.500%	1,046,709	1,145,378
12/01/2050	2.000%	2,301,441	2,323,614
CMO Series 2017-4742 Class PA
10/15/2047	3.000%	1,996,374	2,067,316
CMO Series 2127 Class PG
02/15/2029	6.250%	125,573	136,638
CMO Series 2165 Class PE
06/15/2029	6.000%	49,892	56,136
CMO Series 2326 Class ZQ
06/15/2031	6.500%	275,595	308,570
CMO Series 2399 Class TH
01/15/2032	6.500%	143,452	167,009
CMO Series 2517 Class Z
10/15/2032	5.500%	141,003	156,148
CMO Series 2557 Class HL
01/15/2033	5.300%	237,633	271,645
CMO Series 262 Class 35
07/15/2042	3.500%	2,842,983	3,055,294
CMO Series 2752 Class EZ
02/15/2034	5.500%	595,795	675,153
CMO Series 2764 Class ZG
03/15/2034	5.500%	478,908	545,227
CMO Series 2953 Class PG
03/15/2035	5.500%	2,145,579	2,477,940
CMO Series 2986 Class CH
06/15/2025	5.000%	170,350	179,814
CMO Series 2989 Class TG
06/15/2025	5.000%	138,101	145,457

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	41

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 299 Class 300
01/15/2043	3.000%	382,774	403,923
CMO Series 2990 Class UZ
06/15/2035	5.750%	777,950	891,859
CMO Series 3101 Class UZ
01/15/2036	6.000%	228,560	266,339
CMO Series 3123 Class AZ
03/15/2036	6.000%	256,089	296,940
CMO Series 3143 Class BC
02/15/2036	5.500%	279,971	312,014
CMO Series 3164 Class MG
06/15/2036	6.000%	106,961	116,362
CMO Series 3195 Class PD
07/15/2036	6.500%	194,143	220,081
CMO Series 3200 Class AY
08/15/2036	5.500%	188,569	218,318
CMO Series 3213 Class JE
09/15/2036	6.000%	274,905	320,976
CMO Series 3229 Class HE
10/15/2026	5.000%	356,701	378,319
CMO Series 3402 Class NC
12/15/2022	5.000%	23,326	23,772
CMO Series 3423 Class PB
03/15/2038	5.500%	647,978	744,386
CMO Series 3453 Class B
05/15/2038	5.500%	12,279	14,046
CMO Series 3461 Class Z
06/15/2038	6.000%	1,181,231	1,356,708
CMO Series 3501 Class CB
01/15/2039	5.500%	255,581	292,876
CMO Series 3684 Class CY
06/15/2025	4.500%	683,431	719,229
CMO Series 3704 Class CT
12/15/2036	7.000%	403,830	485,095
CMO Series 3704 Class DT
11/15/2036	7.500%	366,754	444,943
CMO Series 3704 Class ET
12/15/2036	7.500%	280,345	343,661
CMO Series 3707 Class B
08/15/2025	4.500%	893,019	926,833
CMO Series 3819 Class ZQ
04/15/2036	6.000%	428,360	502,898
CMO Series 3890 Class ME
07/15/2041	5.000%	1,000,000	1,175,204
CMO Series 4015 Class MY
03/15/2042	3.500%	2,000,000	2,170,176
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4177 Class MQ
03/15/2043	2.500%	1,000,000	1,021,126
CMO Series 4205 Class PA
05/15/2043	1.750%	2,512,866	2,583,041
CMO Series 4217 Class KY
06/15/2043	3.000%	1,200,000	1,279,646
CMO Series 4240 Class B
08/15/2033	3.000%	2,000,000	2,157,986
CMO Series 4426 Class QC
07/15/2037	1.750%	1,283,987	1,313,758
CMO Series 4705 Class A
09/15/2042	4.500%	240,547	242,755
CMO Series 4763 Class CA
09/15/2038	3.000%	310,254	329,494
CMO Series 4767 Class KA
03/15/2048	3.000%	426,733	453,301
CMO Series 4880 Class DA
05/15/2050	3.000%	1,649,871	1,751,905
CMO Series 5091 Class AB
03/25/2051	1.500%	4,027,179	4,012,316
CMO Series 5092 Class DT
11/25/2049	1.500%	4,376,181	4,377,460
CMO Series R006 Class ZA
04/15/2036	6.000%	325,788	382,914
CMO Series R007 Class ZA
05/15/2036	6.000%	626,356	727,331
CMO STRIPS Series 264 Class 30
07/15/2042	3.000%	374,246	388,798
Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.250% Cap 10.299% 07/01/2036	2.324%	44,386	47,439
12-month USD LIBOR + 1.838% Cap 9.141% 07/01/2040	2.159%	110,154	116,457
12-month USD LIBOR + 1.640% Cap 7.822% 05/01/2049	2.822%	1,169,872	1,210,195
CMO Series 2551 Class NS
-1.8 x 1-month USD LIBOR + 14.483% Cap 14.483% 01/15/2033	14.330%	86,367	113,460
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	258,053	278,237

42	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3966 Class BF
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 7.000% 10/15/2040	0.584%	150,709	151,099
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	0.482%	443,680	442,779
CMO Series 4846 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 12/15/2048	0.434%	255,420	254,134
Structured Pass-Through Securities
1-year MTA + 1.200% Floor 1.200% 10/25/2044	1.288%	451,372	462,918
Federal Home Loan Mortgage Corp.(j)
CMO Series 3077 Class TO
04/15/2035	0.000%	61,688	60,235
CMO Series 3100 Class
01/15/2036	0.000%	114,571	106,485
CMO Series 3117 Class OG
02/15/2036	0.000%	55,094	51,602
CMO Series 3181 Class OH
07/15/2036	0.000%	234,364	210,935
CMO Series 3316 Class JO
05/15/2037	0.000%	9,496	8,911
CMO Series 3607 Class TO
10/15/2039	0.000%	202,724	184,244
CMO STRIPS Series 197 Class
04/01/2028	0.000%	96,660	93,360
CMO STRIPS Series 310 Class
09/15/2043	0.000%	1,180,237	1,023,042
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 3380 Class SI
-1.0 x 1-month USD LIBOR + 6.370% Cap 6.370% 10/15/2037	6.286%	1,672,045	373,910
CMO Series 3385 Class SN
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 11/15/2037	5.916%	31,145	4,781
CMO Series 3451 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2038	5.966%	57,802	7,088
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3531 Class SM
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/15/2039	6.016%	42,060	7,090
CMO Series 3608 Class SC
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 12/15/2039	6.166%	226,529	36,292
CMO Series 3740 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.916%	235,427	35,310
CMO Series 3740 Class SC
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 10/15/2040	5.916%	308,594	59,325
CMO STRIPS Series 239 Class S30
-1.0 x 1-month USD LIBOR + 7.700% Cap 7.700% 08/15/2036	7.616%	240,042	59,395
Federal Home Loan Mortgage Corp.(c)
CMO Series 3688 Class CU
11/15/2021	6.500%	76	76
CMO Series 3688 Class GT
11/15/2046	7.437%	291,237	344,812
CMO Series 4272 Class W
04/15/2040	5.651%	1,485,282	1,688,801
Federal Home Loan Mortgage Corp.(g)
CMO Series 3714 Class IP
08/15/2040	5.000%	260,951	24,681
Federal Home Loan Mortgage Corp.(c),(g)
CMO Series 3802 Class LS
01/15/2040	1.626%	430,282	19,628
Federal National Mortgage Association
05/01/2022	7.500%	580	583
01/01/2023- 11/01/2048	6.000%	455,961	515,573
02/01/2024- 10/01/2038	6.500%	1,656,556	1,941,393
05/01/2033- 03/01/2060	3.500%	22,060,263	23,918,056
09/01/2033- 08/01/2059	4.000%	37,479,348	41,296,928
11/01/2033- 06/01/2049	5.500%	4,652,251	5,348,334
05/01/2034- 04/01/2050	4.500%	24,097,173	26,925,448

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	43

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/01/2035- 10/01/2050	2.500%	89,811,915	94,606,229
01/01/2036- 11/01/2049	5.000%	26,838,427	30,100,203
11/01/2037- 01/01/2039	7.000%	452,474	554,741
01/01/2043- 07/01/2060	3.000%	58,778,330	62,623,218
04/01/2051	2.000%	14,095,695	14,225,461
CMO Series 1999-7 Class AB
03/25/2029	6.000%	108,014	121,093
CMO Series 2001-60 Class PX
11/25/2031	6.000%	149,160	170,711
CMO Series 2002-50 Class ZA
05/25/2031	6.000%	508,932	572,101
CMO Series 2002-78 Class Z
12/25/2032	5.500%	190,361	218,557
CMO Series 2003-W19 Class 1A7
11/25/2033	5.620%	2,290,714	2,590,579
CMO Series 2004-50 Class VZ
07/25/2034	5.500%	803,450	909,213
CMO Series 2004-65 Class LT
08/25/2024	4.500%	70,354	73,042
CMO Series 2004-W10 Class A6
08/25/2034	5.750%	1,449,997	1,578,215
CMO Series 2005-121 Class DX
01/25/2026	5.500%	168,932	178,844
CMO Series 2006-105 Class ME
11/25/2036	5.500%	523,658	601,725
CMO Series 2006-16 Class HZ
03/25/2036	5.500%	568,936	648,718
CMO Series 2006-W3 Class 2A
09/25/2046	6.000%	159,020	178,274
CMO Series 2007-104 Class ZE
08/25/2037	6.000%	141,054	163,516
CMO Series 2007-116 Class PB
08/25/2035	5.500%	157,119	181,324
CMO Series 2007-18 Class MZ
03/25/2037	6.000%	197,912	222,413
CMO Series 2007-42 Class B
05/25/2037	6.000%	154,599	180,059
CMO Series 2007-76 Class ZG
08/25/2037	6.000%	319,428	372,494
CMO Series 2008-80 Class GP
09/25/2038	6.250%	24,197	28,054
CMO Series 2009-59 Class HB
08/25/2039	5.000%	332,653	375,342
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-60 Class HT
08/25/2039	6.000%	331,026	385,451
CMO Series 2009-79 Class UA
03/25/2038	7.000%	26,781	30,602
CMO Series 2009-W1 Class A
12/25/2049	6.000%	688,079	768,728
CMO Series 2010-111 Class AM
10/25/2040	5.500%	976,385	1,146,340
CMO Series 2010-2 Class LC
02/25/2040	5.000%	1,200,000	1,382,937
CMO Series 2011-118 Class MT
11/25/2041	7.000%	459,217	546,961
CMO Series 2011-118 Class NT
11/25/2041	7.000%	502,839	592,991
CMO Series 2011-31 Class DB
04/25/2031	3.500%	1,963,868	2,109,259
CMO Series 2011-39 Class ZA
11/25/2032	6.000%	239,781	275,615
CMO Series 2011-44 Class EB
05/25/2026	3.000%	913,109	948,832
CMO Series 2011-46 Class B
05/25/2026	3.000%	2,144,734	2,231,681
CMO Series 2011-59 Class NZ
07/25/2041	5.500%	1,151,207	1,325,024
CMO Series 2012-151 Class NX
01/25/2043	1.500%	836,639	840,311
CMO Series 2012-66 Class CB
06/25/2032	3.000%	3,000,000	3,224,654
CMO Series 2013-100 Class WB
10/25/2033	3.000%	3,000,000	3,160,760
CMO Series 2013-101 Class E
10/25/2033	3.000%	3,000,000	3,185,674
CMO Series 2013-108 Class GU
10/25/2033	3.000%	2,575,000	2,757,595
CMO Series 2013-43 Class BP
05/25/2043	1.750%	3,227,904	3,311,799
CMO Series 2013-59 Class PY
06/25/2043	2.500%	1,000,000	1,034,889
CMO Series 2013-81 Class TA
02/25/2043	3.000%	1,960,061	1,997,498
CMO Series 2013-90 Class DL
09/25/2033	3.500%	1,500,000	1,661,406
CMO Series 2014-73 Class MA
11/25/2044	2.500%	784,018	811,143
CMO Series 2015-84 Class PA
08/25/2033	1.700%	3,277,602	3,373,285

44	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-48 Class MA
06/25/2038	2.000%	3,154,459	3,270,341
CMO Series 2016-57 Class PC
06/25/2046	1.750%	6,373,032	6,429,302
CMO Series 2017-13 Class PA
08/25/2046	3.000%	69,069	72,270
CMO Series 2018-14 Class KC
03/25/2048	3.000%	151,011	160,308
CMO Series 2018-15 Class AB
03/25/2048	3.000%	50,883	53,994
CMO Series 2018-8 Class KL
03/25/2047	2.500%	1,187,988	1,235,382
CMO Series 2019-25 Class PA
05/25/2048	3.000%	2,637,856	2,785,411
CMO Series 2019-35 Class A
07/25/2049	3.000%	842,005	876,454
CMO Series 2019-8 Class GA
03/25/2049	3.000%	5,698,077	6,038,861
CMO Series 2020-48 Class AB
07/25/2050	2.000%	3,524,594	3,601,267
CMO Series 2020-48 Class DA
07/25/2050	2.000%	5,189,627	5,261,275
CMO Series 2020-M5 Class A2
01/25/2030	2.210%	5,600,000	5,806,866
CMO Series G94-8 Class K
07/17/2024	8.000%	48,819	52,522
CMO STRIPS Series 414 Class A35
10/25/2042	3.500%	263,190	283,658
Series 2012-M5 Class A2
02/25/2022	2.715%	258,097	258,472
Series 2013-M9 Class A2
01/25/2023	2.389%	1,117,251	1,138,570
Federal National Mortgage Association(b)
6-month USD LIBOR + 2.500% Floor 2.500%, Cap 11.252% 03/01/2036	2.710%	157,582	168,530
12-month USD LIBOR + 1.578% Floor 1.578%, Cap 7.757% 06/01/2045	2.325%	735,683	765,556
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 7.690% 01/01/2046	2.692%	2,287,293	2,383,903
CMO Series 2003-W8 Class 3F1
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 05/25/2042	0.486%	145,067	144,912
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-SV Class 75
-4.0 x 1-month USD LIBOR + 24.200% Cap 24.200% 09/25/2035	23.856%	39,793	60,713
CMO Series 2005-W3 Class 2AF
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 9.500% 03/25/2045	0.306%	290,391	289,364
CMO Series 2007-101 Class A2
1-month USD LIBOR + 0.250% Floor 0.250% 06/27/2036	0.336%	186,000	180,495
CMO Series 2010-28 Class BS
-2.2 x 1-month USD LIBOR + 11.588% Cap 11.588% 04/25/2040	11.394%	36,849	45,875
CMO Series 2010-35 Class SJ
-3.3 x 1-month USD LIBOR + 17.667% Cap 17.667% 04/25/2040	17.380%	283,879	372,737
CMO Series 2010-49 Class SC
-2.0 x 1-month USD LIBOR + 12.660% Cap 12.660% 03/25/2040	12.488%	191,834	239,829
CMO Series 2011-75 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 6.500% 08/25/2041	0.636%	101,024	101,910
Federal National Mortgage Association(b),(g)
CMO Series 1996-4 Class SA
-1.0 x 1-month USD LIBOR + 8.500% Cap 8.500% 02/25/2024	8.414%	19,893	1,588
CMO Series 2006-117 Class GS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2036	6.564%	140,777	21,311
CMO Series 2006-43 Class SI
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 06/25/2036	6.514%	638,349	126,557

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	45

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-58 Class IG
-1.0 x 1-month USD LIBOR + 6.520% Cap 6.520% 07/25/2036	6.434%	197,297	34,934
CMO Series 2006-8 Class WN
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	6.614%	707,053	146,025
CMO Series 2006-94 Class GI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/25/2026	6.564%	266,049	21,005
CMO Series 2007-109 Class PI
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 12/25/2037	6.264%	276,271	49,476
CMO Series 2007-65 Class KI
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 07/25/2037	6.534%	105,379	18,540
CMO Series 2007-72 Class EK
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 07/25/2037	6.314%	648,827	123,777
CMO Series 2007-W7 Class 2A2
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 07/25/2037	6.444%	230,398	40,063
CMO Series 2009-112 Class ST
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 01/25/2040	6.164%	198,881	35,513
CMO Series 2009-17 Class QS
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 03/25/2039	6.564%	52,442	7,647
CMO Series 2009-37 Class KI
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2039	5.914%	323,736	48,617
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2009-68 Class SA
-1.0 x 1-month USD LIBOR + 6.750% Cap 6.750% 09/25/2039	6.664%	296,675	50,449
CMO Series 2010-125 Class SA
-1.0 x 1-month USD LIBOR + 4.440% Cap 4.440% 11/25/2040	4.354%	543,172	66,226
CMO Series 2010-147 Class SA
-1.0 x 1-month USD LIBOR + 6.530% Cap 6.530% 01/25/2041	6.444%	1,230,391	265,047
CMO Series 2010-35 Class SB
-1.0 x 1-month USD LIBOR + 6.420% Cap 6.420% 04/25/2040	6.334%	145,723	18,591
CMO Series 2010-42 Class S
-1.0 x 1-month USD LIBOR + 6.400% Cap 6.400% 05/25/2040	6.314%	111,561	18,215
CMO Series 2010-68 Class SA
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 07/25/2040	4.914%	464,382	63,407
Federal National Mortgage Association(c)
CMO Series 2003-W16 Class AF5
11/25/2033	4.535%	380,660	422,959
CMO Series 2010-61 Class WA
06/25/2040	6.011%	94,368	108,559
CMO Series 2011-2 Class WA
02/25/2051	5.847%	94,514	107,587
CMO Series 2011-43 Class WA
05/25/2051	5.819%	156,734	180,979
Federal National Mortgage Association(j)
CMO Series 2006-15 Class OP
03/25/2036	0.000%	116,889	108,135
CMO Series 2006-8 Class WQ
03/25/2036	0.000%	192,833	173,191
CMO Series 2009-86 Class BO
03/25/2037	0.000%	44,727	41,672
CMO Series 2013-101 Class DO
10/25/2043	0.000%	1,308,633	1,127,759
CMO Series 2013-128 Class
12/25/2043	0.000%	836,374	736,383

46	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-92 Class
09/25/2043	0.000%	913,337	809,171
CMO STRIPS Series 293 Class 1
12/25/2024	0.000%	42,401	41,968
Federal National Mortgage Association(g)
CMO Series 2009-86 Class IP
10/25/2039	5.500%	84,749	14,824
Federal National Mortgage Association(c),(g)
CMO Series 2011-30 Class LS
04/25/2041	1.599%	328,314	21,981
Freddie Mac REMICS
CMO Series 205119 Class AB
08/25/2049	1.500%	2,350,912	2,366,030
Government National Mortgage Association
09/20/2038	7.000%	56,463	67,079
08/20/2039	6.000%	197,952	227,513
07/20/2040- 12/15/2040	3.750%	2,401,859	2,570,104
11/15/2040- 11/20/2040	3.625%	810,090	858,813
12/15/2040	3.490%	1,470,822	1,604,561
05/20/2045- 04/20/2050	4.000%	15,175,570	16,594,663
08/15/2047- 04/20/2050	4.500%	17,137,726	18,779,742
01/20/2048- 01/20/2051	3.500%	36,684,576	39,961,512
03/20/2048- 03/20/2049	5.000%	21,751,058	23,611,530
09/20/2050- 09/20/2051	2.500%	60,832,389	62,843,298
09/20/2050	3.000%	4,918,780	5,332,594
CMO Series 2003-75 Class ZX
09/16/2033	6.000%	415,643	464,382
CMO Series 2005-26 Class XY
03/20/2035	5.500%	378,818	427,124
CMO Series 2005-72 Class AZ
09/20/2035	5.500%	452,501	508,907
CMO Series 2006-17 Class JN
04/20/2036	6.000%	175,416	198,133
CMO Series 2006-38 Class ZK
08/20/2036	6.500%	590,251	654,738
CMO Series 2006-69 Class MB
12/20/2036	5.500%	665,213	753,681
CMO Series 2008-23 Class PH
03/20/2038	5.000%	552,690	610,635
CMO Series 2009-104 Class AB
08/16/2039	7.000%	368,730	394,807
CMO Series 2010-130 Class CP
10/16/2040	7.000%	292,327	347,290
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H01 Class FA
01/20/2063	1.650%	56,504	56,649
CMO Series 2013-H04 Class BA
02/20/2063	1.650%	32,504	32,739
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	27,316	27,379
CMO Series 2013-H09 Class HA
04/20/2063	1.650%	142,597	143,188
CMO Series 2017-167 Class BQ
08/20/2044	2.500%	1,298,839	1,342,581
CMO Series 2018-11 Class PC
12/20/2047	2.750%	46,873	48,129
CMO Series 2019-132 Class NA
09/20/2049	3.500%	1,290,336	1,348,855
CMO Series 2019-31 Class JC
03/20/2049	3.500%	773,592	827,561
CMO Series 2021-23 Class MG
02/20/2051	1.500%	4,104,270	4,133,447
Government National Mortgage Association(c)
03/20/2048	4.766%	4,246,669	4,776,989
05/20/2063	4.011%	83,855	85,779
05/20/2063	4.390%	8,028	8,175
06/20/2063	3.630%	48,922	49,147
CMO Series 2010-H17 Class XQ
07/20/2060	5.210%	10,787	11,264
CMO Series 2011-137 Class WA
07/20/2040	5.590%	569,117	661,683
CMO Series 2012-141 Class WC
01/20/2042	3.676%	396,487	431,271
CMO Series 2013-54 Class WA
11/20/2042	4.889%	1,068,839	1,209,131
CMO Series 2013-75 Class WA
06/20/2040	5.134%	322,055	366,394
CMO Series 2020-1 Class A
08/20/2070	2.932%	4,323,912	4,525,812
Government National Mortgage Association(b),(g)
CMO Series 2005-3 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2035	6.013%	544,635	87,658
CMO Series 2007-40 Class SN
-1.0 x 1-month USD LIBOR + 6.680% Cap 6.680% 07/20/2037	6.593%	367,102	61,346

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	47

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2008-62 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2038	6.063%	349,416	39,463
CMO Series 2008-76 Class US
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/20/2038	5.813%	418,923	63,357
CMO Series 2008-95 Class DS
-1.0 x 1-month USD LIBOR + 7.300% Cap 7.300% 12/20/2038	7.213%	349,963	50,754
CMO Series 2009-106 Class ST
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2038	5.913%	584,317	87,710
CMO Series 2009-64 Class SN
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/16/2039	6.015%	229,679	28,559
CMO Series 2009-67 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/16/2039	5.965%	170,403	22,133
CMO Series 2009-72 Class SM
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/16/2039	6.165%	425,121	61,292
CMO Series 2009-81 Class SB
-1.0 x 1-month USD LIBOR + 6.090% Cap 6.090% 09/20/2039	6.003%	580,354	106,580
CMO Series 2010-47 Class PX
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 06/20/2037	6.613%	674,098	127,986
CMO Series 2011-75 Class SM
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 05/20/2041	6.513%	321,823	41,923
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2007-16 Class NS
-3.5 x 1-month USD LIBOR + 23.275% Cap 23.275% 04/20/2037	22.969%	60,416	85,638
CMO Series 2012-H10 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.500% 12/20/2061	0.640%	914,071	917,854
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	0.790%	9,086	9,171
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	0.740%	8,105	8,172
CMO Series 2012-H26 Class MA
1-month USD LIBOR + 0.550% Floor 0.550% 07/20/2062	0.640%	3,153	3,171
CMO Series 2012-H28 Class FA
1-month USD LIBOR + 0.580% Floor 0.580% 09/20/2062	0.670%	13,497	13,550
CMO Series 2012-H29 Class FA
1-month USD LIBOR + 0.515% Floor 0.515%, Cap 11.500% 10/20/2062	0.605%	865,384	868,243
CMO Series 2013-H01 Class TA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 01/20/2063	0.590%	8,421	8,454
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	0.490%	40,191	40,209
CMO Series 2013-H07 Class GA
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 10.500% 03/20/2063	0.560%	1,085,596	1,088,340
CMO Series 2013-H07 Class HA
1-month USD LIBOR + 0.410% Floor 0.410%, Cap 11.000% 03/20/2063	0.500%	702,368	703,676
CMO Series 2013-H09 Class GA
1-month USD LIBOR + 0.480% Floor 0.480%, Cap 11.000% 04/20/2063	0.570%	1,155,144	1,158,354

48	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H09 Class SA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.500% 04/20/2063	0.590%	1,876,392	1,885,482
CMO Series 2013-H21 Class FA
1-month USD LIBOR + 0.750% Floor 0.750% 09/20/2063	0.840%	2,645,177	2,659,699
CMO Series 2013-H21 Class FB
1-month USD LIBOR + 0.700% Floor 0.700% 09/20/2063	0.790%	2,446,708	2,462,143
CMO Series 2015-H23 Class FB
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 09/20/2065	0.610%	1,239,254	1,246,866
CMO Series 2015-H26 Class FG
1-month USD LIBOR + 0.520% Floor 0.520%, Cap 11.000% 10/20/2065	0.610%	647,497	650,551
CMO Series 2015-H30 Class FE
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 11/20/2065	0.690%	5,158,575	5,206,035
CMO Series 2020-H05 Class FK
1-month USD LIBOR + 0.610% Floor 0.610% 03/20/2070	0.697%	4,138,842	4,227,345
Government National Mortgage Association(j)
CMO Series 2008-1 Class PO
01/20/2038	0.000%	60,825	57,386
CMO Series 2010-157 Class OP
12/20/2040	0.000%	327,086	308,147
Government National Mortgage Association(g)
CMO Series 2010-107 Class IL
07/20/2039	6.000%	453,502	101,509
Government National Mortgage Association TBA(h)
11/19/2050	2.500%	29,200,000	30,073,719
Seasoned Credit Risk Transfer Trust
CMO Series 2018-4 Class MZ (FHLMC)
03/25/2058	3.500%	3,654,127	4,199,817
Uniform Mortgage-Backed Security TBA(h)
11/17/2035- 11/10/2051	2.000%	159,900,000	162,435,461
11/12/2050- 10/14/2051	2.500%	191,270,000	196,653,812
Total Residential Mortgage-Backed Securities - Agency (Cost $1,097,322,403)			1,113,453,707

Residential Mortgage-Backed Securities - Non-Agency 4.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-B Class A
06/25/2066	2.239%	3,934,907	3,927,928
Anchor Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
10/25/2026	3.650%	6,666,667	6,695,222
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-2 Class A1A
01/26/2065	2.531%	1,744,705	1,773,566
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2019-2 Class A1
03/25/2049	3.628%	222,961	225,477
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2020-5 Class A1
05/25/2065	1.373%	517,336	519,066
ANTLR Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
11/25/2024	2.115%	3,399,000	3,417,254
CMO Series 2021-RTL1 Class A2
01/25/2025	2.981%	4,600,000	4,601,757
Banc of America Funding Trust
CMO Series 2004-3 Class 1A1
10/25/2034	5.500%	35,135	36,106
Bear Stearns Adjustable Rate Mortgage Trust(c)
CMO Series 2003-4 Class 3A1
07/25/2033	2.207%	22,244	23,265
CMO Series 2003-7 Class 6A
10/25/2033	2.366%	122,217	126,321
Bear Stearns Asset-Backed Securities Trust(b)
CMO Series 2003-SD1 Class A
1-month USD LIBOR + 0.900% Floor 0.900%, Cap 11.000% 12/25/2033	0.986%	226,236	224,631
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	850,932	856,803
CMO Series 2019-3 Class A1
11/25/2059	2.724%	884,248	897,263
BVRT Financing Trust(a),(b),(f)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	1.850%	9,014,330	9,014,330
CMO Series 2021-CRT2 Class M1
1-month USD LIBOR + 1.750% Floor 1.750% 11/10/2032	1.835%	669,364	669,364
Chase Mortgage Finance Corp.(c)
CMO Series 2007-A1 Class 1A3
02/25/2037	2.368%	198,505	201,987

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	49

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-A1 Class 2A1
02/25/2037	2.404%	75,667	77,135
CMO Series 2007-A1 Class 7A1
02/25/2037	2.797%	54,327	56,186
Citigroup Mortgage Loan Trust, Inc.
CMO Series 2003-1 Class 3A4
09/25/2033	5.250%	45,378	46,586
CMO Series 2005-2 Class 2A11
05/25/2035	5.500%	115,594	119,803
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2009-10 Class 1A1
09/25/2033	2.514%	109,370	109,189
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-2 Class A1
08/25/2066	0.924%	2,459,752	2,461,455
Countrywide Home Loan Mortgage Pass-Through Trust
CMO Series 2004-13 Class 1A4
08/25/2034	5.500%	140,495	146,220
CMO Series 2004-3 Class A26
04/25/2034	5.500%	69,145	72,348
CMO Series 2004-5 Class 1A4
06/25/2034	5.500%	150,246	155,494
Credit Suisse First Boston Mortgage Securities Corp.
CMO Series 2003-21 Class 1A4
09/25/2033	5.250%	50,637	52,394
CMO Series 2004-5 Class 3A1
09/25/2034	5.250%	27,288	25,134
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
CMO Series 2003-27 Class 5A4
11/25/2033	5.250%	70,113	71,165
CMO Series 2004-4 Class 2A4
09/25/2034	5.500%	97,211	102,217
CMO Series 2004-8 Class 1A4
12/25/2034	5.500%	152,624	156,339
DBRR Trust(a),(c)
CMO Series 2015-LCM Class A2
06/10/2034	3.535%	3,152,000	3,250,205
DBRR Trust(a)
Series 2015-LCM Class A1
06/10/2034	2.998%	1,963,944	1,999,762
FMC GMSR Issuer Trust(a),(c)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	5,000,000	4,964,615
CMO Series 2021-GT1 Class B
07/25/2026	4.360%	6,000,000	5,982,834
FMC GMSR Issuer Trust(a),(c),(d),(f)
CMO Series 2021-GT1 Class A
02/25/2024	3.000%	8,000,000	8,029,440
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a)
CMO Series 2019-NQM1 Class A1
02/25/2059	2.985%	284,642	285,020
GSMPS Mortgage Loan Trust(a),(b)
CMO Series 2005-RP3 Class 1AF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.000% 09/25/2035	0.436%	548,140	473,163
GSMPS Mortgage Loan Trust(a),(c),(g)
CMO Series 2005-RP3 Class 1AS
09/25/2035	4.218%	424,808	46,944
GSR Mortgage Loan Trust
CMO Series 2003-7F Class 1A4
06/25/2033	5.250%	166,336	172,658
GSR Mortgage Loan Trust(b)
CMO Series 2005-5F Class 8A3
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 5.500% 06/25/2035	0.586%	7,992	7,825
HarborView Mortgage Loan Trust(c)
CMO Series 2004-3 Class 1A
05/19/2034	2.709%	499,374	506,968
Headlands Residential(a),(c)
CMO Series 2018-RPL1 Class A
08/25/2024	3.875%	3,125,000	3,140,456
Headlands Residential LLC(a),(c)
CMO Series 2017-RPL1 Class A
08/25/2022	3.875%	2,690,000	2,729,819
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	58,902	58,927
Headlands Residential LLC(a),(c),(d),(f)
CMO Series 2021-RPL1 Class NOTE
09/25/2026	2.487%	7,225,000	7,224,986
Hundred Acre Wood Trust(a),(f)
CMO Series 2018-1 Class A
02/13/2025	7.250%	2,000,000	2,000,000
Impac CMB Trust(b)
CMO Series 2005-4 Class 2A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 10.250% 05/25/2035	0.686%	169,267	171,208
Impac Secured Assets CMN Owner Trust(c)
CMO Series 2003-3 Class A1
08/25/2033	4.879%	77,035	79,800
Impac Secured Assets Trust(b)
CMO Series 2006-1 Class 2A1
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 11.500% 05/25/2036	0.786%	32,016	32,262

50	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust(c)
CMO Series 2006-A2 Class 5A3
11/25/2033	2.360%	147,716	149,849
CMO Series 2007-A1 Class 5A5
07/25/2035	2.504%	131,559	135,189
LHOME Mortgage Trust(a)
CMO Series 2019-RTL3 Class A1
07/25/2024	3.868%	3,640,000	3,662,545
CMO Series 2020-RTL1 Class A1
10/25/2024	3.228%	5,550,000	5,579,709
LHOME Mortgage Trust(a),(c)
CMO Series 2021-RTL1 Class A1
09/25/2026	2.090%	2,205,000	2,203,480
MASTR Adjustable Rate Mortgages Trust(c)
CMO Series 2004-13 Class 2A1
04/21/2034	2.619%	91,197	91,885
CMO Series 2004-13 Class 3A7
11/21/2034	2.731%	174,622	177,490
MASTR Asset Securitization Trust(a)
CMO Series 2004-P7 Class A6
12/27/2033	5.500%	23,512	23,356
MASTR Seasoned Securities Trust
CMO Series 2004-2 Class A1
08/25/2032	6.500%	97,826	101,562
CMO Series 2004-2 Class A2
08/25/2032	6.500%	154,076	161,067
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-2 Class A
1-month USD LIBOR + 0.800% Floor 0.800% 11/25/2053	0.886%	2,269,000	2,271,025
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 02/25/2055	0.809%	664,000	664,159
CMO Series 2021-2 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 04/25/2055	0.842%	2,054,000	2,056,112
Merrill Lynch Mortgage Investors Trust(b)
CMO Series 2003-A Class 2A1
1-month USD LIBOR + 0.780% Floor 0.780%, Cap 11.750% 03/25/2028	0.866%	55,460	55,600
CMO Series 2003-E Class A1
1-month USD LIBOR + 0.620% Floor 0.620%, Cap 11.750% 10/25/2028	0.706%	222,677	226,304
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-A Class A1
1-month USD LIBOR + 0.460% Floor 0.460%, Cap 11.750% 04/25/2029	0.546%	168,470	167,648
CMO Series 2004-G Class A2
6-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.750% 01/25/2030	0.759%	25,671	25,170
Merrill Lynch Mortgage Investors Trust(c)
CMO Series 2004-1 Class 2A1
12/25/2034	2.067%	149,186	152,565
CMO Series 2004-A4 Class A2
08/25/2034	2.621%	163,696	166,955
MFA Trust(a),(c)
CMO Series 2021-NQM2 Class A1
11/25/2064	1.029%	1,521,014	1,520,723
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-3 Class 4A
04/25/2034	5.647%	157,618	167,360
MRA Issuance Trust(a),(b),(d),(f)
CMO Series 2021-EBO2 Class A
1-month USD LIBOR + 1.200% 04/01/2022	2.831%	7,000,000	7,000,000
CMO Series 2021-EBO5 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.842%	9,600,000	9,600,000
CMO Series 2021-EBO7 Class A1X
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.850%	9,600,000	9,600,000
MSG III Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 06/25/2054	0.836%	1,433,000	1,432,532
NACC Reperforming Loan Remic Trust(a)
CMO Series 2004-R2 Class A1
10/25/2034	6.500%	107,864	106,289
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A1
09/25/2059	2.492%	497,321	502,470
NewRez Warehouse Securitization Trust(a),(b)
CMO Series 2021-1 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 05/25/2055	0.836%	5,373,000	5,378,691
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-FNT2 Class A
05/25/2026	3.228%	4,703,392	4,720,896

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	51

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,698,463	3,737,412
OCWEN(c),(d),(f)
CMO Series 2021-GNMSR Class 1
03/15/2022	4.570%	3,400,000	3,409,234
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	3,153,762	3,159,994
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,148,772	4,149,875
Pretium Mortgage Credit Partners I LLC(a),(c)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	2,619,698	2,620,578
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	5,049,112	5,050,016
Radnor Re Ltd.(a),(b)
CMO Series 2021-1 Class M1B
30-day Average SOFR + 1.700% Floor 1.700% 12/27/2033	1.750%	3,500,000	3,500,035
RBSSP Resecuritization Trust(a)
CMO Series 2009-1 Class 1A1
02/26/2036	6.500%	18,643	18,661
Residential Asset Mortgage Products Trust
CMO Series 2004-SL2 Class A3
10/25/2031	7.000%	196,027	207,020
Residential Asset Securitization Trust(c)
CMO Series 2004-IP2 Class 1A1
12/25/2034	2.771%	241,632	257,581
Seasoned Credit Risk Transfer Trust
CMO Series 2019-3 Class MB (FHLMC)
10/25/2058	3.500%	1,570,000	1,727,170
CMO Series 2019-4 Class M55D (FHLMC)
02/25/2059	4.000%	2,301,445	2,500,589
Seasoned Loans Structured Transaction
CMO Series 2018-2 Class A1
11/25/2028	3.500%	4,116,880	4,319,452
Sequoia Mortgage Trust(b)
CMO Series 2003-1 Class 1A
1-month USD LIBOR + 0.760% Floor 0.760%, Cap 12.500% 04/20/2033	0.847%	388,694	395,893
CMO Series 2003-8 Class A1
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.500% 01/20/2034	0.727%	393,445	401,997
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2004-11 Class A1
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.500% 12/20/2034	0.687%	358,737	370,534
CMO Series 2004-12 Class A3
6-month USD LIBOR + 0.320% Floor 0.320%, Cap 11.500% 01/20/2035	0.479%	164,378	160,584
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2020-1 Class A1
02/25/2050	2.275%	1,184,758	1,194,970
CMO Series 2020-3 Class A1
04/25/2065	1.486%	1,332,043	1,335,542
CMO Series 2020-INV1 Class A1
11/25/2055	1.027%	1,027,515	1,028,998
CMO Series 2021-1 Class A1
05/25/2065	1.219%	1,181,882	1,183,739
CMO Series 2021-4 Class A1
08/25/2056	1.162%	3,168,000	3,170,548
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-4 Class 5A
04/25/2034	2.528%	69,605	68,400
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2004-AR5 Class 1A1
1-month USD LIBOR + 0.660% Floor 0.660%, Cap 11.000% 10/19/2034	0.747%	275,741	273,207
CMO Series 2005-AR5 Class A3
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 11.000% 07/19/2035	0.587%	122,573	125,106
Structured Asset Securities Corp.(c)
CMO Series 2004-4XS Class 1A5
02/25/2034	5.490%	271,434	279,130
Structured Asset Securities Corp. Mortgage Pass-Through Certificates(c)
CMO Series 2003-34A Class 3A3
11/25/2033	2.838%	175,477	181,956
CMO Series 2003-40A Class 3A2
01/25/2034	2.838%	107,959	110,626
CMO Series 2004-6XS Class A5A
03/25/2034	6.030%	75,920	76,716
CMO Series 2004-6XS Class A5B (AMBAC)
03/25/2034	6.050%	91,104	92,057
Thornburg Mortgage Securities Trust(c)
CMO Series 2004-4 Class 3A
12/25/2044	1.845%	103,493	104,284
Toorak Mortgage Corp., Ltd.(c)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	2,494,000	2,502,473

52	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TVC Mortgage Trust(a)
CMO Series 2020-RTL1 Class A1
09/25/2024	3.474%	4,600,000	4,634,756
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	7,037,627	7,053,266
CMO Series 2021-NPL3 Class A1
05/25/2051	1.743%	5,060,562	5,061,360
CMO Series 2021-NPL5 Class A1
08/25/2061	1.868%	7,693,104	7,688,355
Vendee Mortgage Trust
CMO Series 1998-2 Class 1G
06/15/2028	6.750%	131,147	149,282
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	6,145,490	6,145,080
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	4,231,296	4,231,869
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	3,544,303	3,546,370
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	3,738,486	3,738,954
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	3,333,122	3,334,769
Verus Securitization Trust(a),(c)
CMO Series 2019-3 Class A1
07/25/2059	2.784%	791,272	796,207
CMO Series 2019-4 Class A1
11/25/2059	2.642%	1,256,402	1,272,217
CMO Series 2019-INV2 Class A1
07/25/2059	2.913%	593,566	600,582
CMO Series 2019-INV3 Class A1
11/25/2059	2.692%	437,445	443,540
CMO Series 2020-1 Class A1
01/25/2060	2.417%	1,487,339	1,502,548
CMO Series 2020-2 Class A1
05/25/2060	2.226%	1,541,836	1,554,661
CMO Series 2020-5 Class A1
05/25/2065	1.218%	444,207	444,943
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	1,675,229	1,690,128
CMO Series 2021-1 Class A1
01/25/2066	0.815%	1,446,721	1,445,604
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-2 Class A1
02/25/2066	1.031%	2,590,178	2,600,433
CMO Series 2021-3 Class A1
06/25/2066	1.046%	2,298,450	2,305,386
CMO Series 2021-4 Class A1
07/25/2066	0.938%	2,393,362	2,393,383
CMO Series 2021-5 Class A1
09/25/2066	1.013%	8,442,000	8,449,994
CMO Series 2021-R1 Class A1
10/25/2063	0.820%	1,627,009	1,621,532
CMO Series 2021-R3 Class A1
04/25/2064	1.020%	1,829,121	1,832,903
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,188,907	1,197,417
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR11 Class A6
10/25/2033	2.657%	208,949	212,256
CMO Series 2003-AR5 Class A7
06/25/2033	2.577%	81,582	83,637
CMO Series 2003-AR6 Class A1
06/25/2033	2.557%	98,174	102,333
CMO Series 2003-AR7 Class A7
08/25/2033	2.364%	133,783	138,083
CMO Series 2004-AR3 Class A2
06/25/2034	2.577%	65,401	67,663
WaMu Mortgage Pass-Through Certificates Trust
CMO Series 2004-S3 Class 1A5
07/25/2034	5.000%	15,482	15,632
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2004-U Class A1
10/25/2034	2.795%	167,679	167,224
ZH Trust(a)
CMO Series 2021-1 Class A
02/18/2027	2.253%	2,700,000	2,703,842
ZH Trust(a),(h)
Subordinated Series 2021-2 Class B
10/17/2027	3.506%	6,900,000	6,899,985
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $268,542,844)			269,960,099

U.S. Government & Agency Obligations 0.4%

Israel Government AID Bond
09/18/2033	5.500%	1,000,000	1,391,573
Private Export Funding Corp.
05/15/2022	2.800%	1,500,000	1,522,422

Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	53

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Residual Funding Corp.(l)
STRIPS
04/15/2030	0.000%	3,750,000	3,248,027
Tennessee Valley Authority
04/01/2036	5.880%	4,870,000	7,115,637
09/15/2060	4.625%	835,000	1,221,866
09/15/2065	4.250%	1,423,000	1,980,358
Tennessee Valley Authority(l)
STRIPS
11/01/2025	0.000%	8,500,000	8,060,497
06/15/2035	0.000%	750,000	523,109
Total U.S. Government & Agency Obligations (Cost $22,401,137)			25,063,489

U.S. Treasury Obligations 26.2%

U.S. Treasury
11/30/2021	1.750%	2,091,000	2,096,636
02/15/2022	2.000%	21,638,000	21,794,368
02/28/2022	1.750%	985,000	991,887
02/28/2022	1.875%	27,608,000	27,815,060
05/31/2022	0.125%	41,000	41,014
09/30/2022	0.125%	11,454,000	11,456,685
10/31/2022	0.125%	21,263,000	21,267,153
12/31/2022	0.125%	38,237,000	38,231,025
03/31/2023	0.125%	36,657,000	36,625,498
05/15/2023	1.750%	5,474,000	5,611,064
05/31/2023	0.125%	22,461,000	22,425,905
06/30/2023	1.375%	4,000,000	4,080,156
08/15/2023	2.500%	7,350,000	7,657,781
08/31/2023	0.125%	80,070,000	79,860,442
09/30/2023	0.250%	16,826,000	16,813,512
10/31/2023	1.625%	8,000,000	8,218,750
01/15/2024	0.125%	19,227,000	19,126,359
02/29/2024	2.125%	5,136,000	5,351,873
04/15/2024	0.375%	3,605,000	3,601,339
05/15/2024	2.500%	640,000	674,550
06/30/2024	2.000%	565,000	588,748
08/15/2024	0.375%	22,788,000	22,707,886
09/15/2024	0.375%	70,973,000	70,668,038
11/30/2024	1.500%	14,462,000	14,886,821
01/31/2025	1.375%	7,192,000	7,374,048
04/30/2025	2.875%	525,000	565,770
05/15/2025	2.125%	22,846,000	24,016,858
05/31/2025	2.875%	20,336,000	21,934,283
08/31/2025	0.250%	13,500,000	13,226,836
10/31/2025	0.250%	24,283,000	23,729,044
11/15/2025	2.250%	1,283,000	1,357,374
11/30/2025	0.375%	29,448,000	28,891,249
12/31/2025	0.375%	36,111,000	35,388,780
01/31/2026	0.375%	25,123,000	24,585,211
02/28/2026	0.500%	53,050,000	52,158,926
05/31/2026	0.750%	76,287,000	75,643,328
06/30/2026	0.875%	22,251,000	22,171,035
08/31/2026	0.750%	22,226,000	21,989,849
09/30/2026	0.875%	25,400,000	25,265,062
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/30/2027	0.500%	46,707,000	45,203,618
08/31/2027	0.500%	17,511,000	16,857,074
03/31/2028	1.250%	285,000	285,089
08/31/2028	1.125%	9,075,000	8,968,652
09/30/2028	1.250%	3,081,000	3,068,002
05/15/2031	1.625%	6,525,000	6,602,484
08/15/2031	1.250%	57,794,000	56,394,302
08/15/2039	4.500%	7,032,000	9,871,170
05/15/2040	1.125%	24,990,000	21,604,636
08/15/2040	1.125%	27,285,000	23,486,416
11/15/2040	1.375%	50,795,000	45,644,070
02/15/2041	1.875%	42,868,000	41,950,357
02/15/2041	4.750%	2,429,000	3,548,617
05/15/2041	2.250%	60,579,000	63,011,625
08/15/2041	1.750%	44,025,000	42,098,906
11/15/2041	3.125%	1,595,000	1,899,795
08/15/2042	2.750%	14,400,000	16,204,500
11/15/2042	2.750%	6,935,000	7,798,624
02/15/2043	3.125%	2,000,000	2,383,125
11/15/2043	3.750%	3,952,000	5,169,710
02/15/2044	3.625%	9,618,000	12,377,164
05/15/2044	3.375%	5,000,000	6,214,844
02/15/2045	2.500%	15,141,000	16,352,280
08/15/2045	2.875%	13,210,000	15,234,845
08/15/2046	2.250%	12,755,000	13,175,516
11/15/2048	3.375%	11,111,000	14,159,581
11/15/2049	2.375%	13,125,000	13,976,074
02/15/2050	2.000%	2,295,000	2,255,196
08/15/2050	1.375%	13,450,000	11,354,742
11/15/2050	1.625%	7,642,000	6,868,248
02/15/2051	1.875%	23,171,000	22,106,582
05/15/2051	2.375%	54,020,000	57,666,350
08/15/2051	2.000%	34,686,000	34,084,415
U.S. Treasury(l)
STRIPS
11/15/2021	0.000%	6,245,000	6,245,000
02/15/2022	0.000%	6,565,000	6,565,000
05/15/2022	0.000%	9,005,000	9,002,538
08/15/2022	0.000%	1,700,000	1,698,738
11/15/2022	0.000%	5,975,000	5,967,531
02/15/2023	0.000%	20,665,000	20,623,831
05/15/2023	0.000%	8,680,000	8,654,570
08/15/2023	0.000%	7,320,000	7,285,688
11/15/2023	0.000%	5,449,000	5,412,602
02/15/2024	0.000%	2,201,000	2,181,397
08/15/2024	0.000%	1,000,000	984,766
11/15/2024	0.000%	4,500,000	4,415,098
02/15/2025	0.000%	1,000,000	978,008
05/15/2025	0.000%	2,500,000	2,434,961
02/15/2026	0.000%	5,500,000	5,280,215
02/15/2032	0.000%	13,100,000	10,958,457
08/15/2032	0.000%	1,500,000	1,239,609
08/15/2033	0.000%	4,000,000	3,226,875
11/15/2033	0.000%	7,400,000	5,930,117
02/15/2034	0.000%	4,400,000	3,506,250
05/15/2034	0.000%	2,400,000	1,900,406
11/15/2034	0.000%	1,850,000	1,446,396

54	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2035	0.000%	4,210,000	3,272,124
08/15/2039	0.000%	10,712,000	7,385,422
Total U.S. Treasury Obligations (Cost $1,585,778,218)			1,595,362,411

Money Market Funds 6.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(n),(o)	381,559,810	381,521,654
Total Money Market Funds (Cost $381,521,654)		381,521,654
Total Investments in Securities (Cost: $6,477,915,003)		6,566,041,505
Other Assets & Liabilities, Net		(474,389,317)
Net Assets		6,091,652,188
At September 30, 2021, securities and/or cash totaling $4,266,000 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	148	12/2021	USD	19,478,188	—	(215,352)
U.S. Treasury 2-Year Note	226	12/2021	USD	49,732,359	—	(38,872)
Total					—	(254,224)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Ultra Bond 10-Year Note	(125)	12/2021	USD	(18,156,250)	277,992	—

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 37	Citi	12/20/2026	5.000	Quarterly	3.001	USD	27,000,000	(3,561)	—	—	—	(3,561)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021	55

Portfolio of Investments   (continued)
Variable Portfolio – Partners Core Bond Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $1,519,727,526, which represents 24.95% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2021.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2021.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $74,237,115, which represents 1.22% of total net assets.
(e)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2021, the total value of these securities amounted to $17,041, which represents less than 0.01% of total net assets.
(f)	Valuation based on significant unobservable inputs.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2021.
(l)	Zero coupon bond.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(o)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	126,471,432	3,254,451,067	(2,999,400,845)	—	381,521,654	—	136,943	381,559,810
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
56	Variable Portfolio – Partners Core Bond Fund | Quarterly Report 2021

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